As filed with the SEC on April 27, 2012
Registration No. 33-24400
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ []
Post-Effective Amendment No. 33 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 70 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JEFFREY K. CIMINI
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2012, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Fidelity Retirement Reserves®

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life," "we," "us," the "Company," or "FILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of the 59 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Fixed Account").

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Growth Stock, Fidelity VIP Growth Strategies, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, Fidelity VIP Value Leaders, and Fidelity VIP Value Strategies.

Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Fund and Templeton Global Bond Securities Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Tactical Asset Allocation Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

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Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2012. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page (Click Here).

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally 1-800-544-2442

Date: April 30, 2012

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Prospectus Contents

Glossary	(Click Here)
Summary of the Contract	(Click Here)
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	(Click Here)
The Variable Account	(Click Here)
Financial Statements	(Click Here)
The Funds	(Click Here)
Facts about the Contract
Purchase of a Contract	(Click Here)
Free Look Privilege	(Click Here)
Investment Allocation of Your Purchase Payments	(Click Here)
Trading Among Variable Subaccounts	(Click Here)
Accumulation Units	(Click Here)
Withdrawals	(Click Here)
Signature Guarantee or Customer Authentication	(Click Here)
Charges	(Click Here)
Certain Funds Impose a Short-Term Redemption Fee	(Click Here)
Death Benefit	(Click Here)
Required Distributions Upon Death	(Click Here)
Annuity Date	(Click Here)
Selection of Annuity Income Options	(Click Here)
Fixed, Variable, or Combination Annuity Income Options	(Click Here)
Types of Annuity Income Options	(Click Here)
Reports to Owners	(Click Here)
The Fixed Account
The Fixed Account	(Click Here)
More About the Contract
Tax Considerations	(Click Here)
Other Contract Provisions	(Click Here)
Selling the Contracts	(Click Here)
Automatic Deduction Plan	(Click Here)
Special Provisions Applicable to Sales Under Sponsored Arrangements	(Click Here)
Dollar Cost Averaging	(Click Here)
Automatic Rebalancing	(Click Here)
Postponement of Payment	(Click Here)
More About the Variable Account and the Funds
Changes in Investment Options	(Click Here)
Total Return for a Subaccount	(Click Here)
Voting Rights	(Click Here)
Resolving Material Conflicts	(Click Here)
Litigation	(Click Here)
Appendix A: Accumulation Unit Values	(Click Here)
Table of Contents of the Statement of Additional Information	(Click Here)

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity payments.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract. Two people may purchase a Contract only if they are spouses.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

Fixed Account - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

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Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account." We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis;

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA; or

(3) by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life).

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for individuals under certain sponsored arrangements or for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additional rollover contributions to a Qualified Contract as long as each addition is at least $2,500. You may also make additions to a Contract before annuity payments begin (the "Annuity Date"). Some Contracts may have lower minimums.

Investment Options

You may direct your money to one or more of the fifty-nine Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by FMR, Strategic Advisers, Geode, BlackRock, FranklinTempleton, Invesco, Lazard, Morgan Stanley and PIMCO. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus, and if available, summary prospectus. Except for the Fidelity VIP Money Market Portfolio, each Fund is intended for long-term investment. We may add additional Investment Options in the future.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our general account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract.

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The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 18

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 17 You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 16.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See Death Benefit on page 15. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 15.

Charges

We assess the following charges.

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year.

  Before the Annuity Date, we deduct this charge from your Contract Value.
  After the Annuity Date, we currently waive this charge, but we reserve the right to deduct it from each annuity income payment on a pro rata basis.
  We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes.

(5) Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of twelve per Contract Year.

(6) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(7) Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page (Click Here).

(8) Other Taxes.

For further information on the charges described above, see Charges on page 13.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

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Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. In some instances, your Purchase Payment may be placed in the Money Market Investment Option for only part of the free look period. See Free Look Privilege on page 9.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$15.00A

A Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge	Maximum Charge
Annual Maintenance Charge	$30.00A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%	0.75%
Daily Administrative Charge	0.05%	0.25%B
Total Separate Account Annual Expenses	0.80%	1.00%

A We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

B Although we do not intend to deduct more than 0.05% per year, we reserve the right to increase this annual rate to 0.25%.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.74%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Telecommunications Portfolio, and Fidelity VIP Emerging Markets Portfolio.

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For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Example 1 assumes maximum contract charges and maximum fees and expenses of any of the Funds. Example 2 assumes current contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$ 280	$ 859	$ 1,464	$ 3,098

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$ 259	$ 795	$ 1,358	$ 2,891

Facts About Fidelity Investments Life,
the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and other forms of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

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FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently fifty-nine Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/ Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
Fidelity VIP Freedom 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/ Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund*	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Global Tactical Asset Allocation Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIT refers to Variable Insurance Trust.

* Formerly known as Invesco Van Kampen V.I. Global Value Equity Fund.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442, or visiting Fidelity.com.

Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 18.
  To purchase a Non-Qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. For a Non-Qualified Contract, the proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date. If we receive an incomplete application, we will request the information necessary to complete the application.

Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

A Non-Qualified Contract may also be purchased by exchanging Fidelity Variable Annuity. In this situation, we will exchange the original Contract for a new Contract with a purchase price equal to the Contract Value of the original Contract on the date of the exchange. In addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan on page 21. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements on page 22.

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You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). Any Fidelity Account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. See Tax Considerations on page 18. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page 12.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See The Fixed Account on page 18.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

The entire portion of any net purchase payment allocated to the Variable Account will be placed in the Money Market Subaccount during the free look period, and in most cases, it will remain in the Money Market Subaccount for the entire free look period, which is generally 15 calendar days after the Contract is mailed to you. The Contract Value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on the application or in any later instructions to us. If your free look period ends on a non-business day, the next business day will be used.

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. We will promptly refund the greater of (1) your purchase payment (without interest) or (2) the amount of your purchase payment plus the investment performance of the Money Market Investment Option.

If you are replacing an existing insurance product in certain states or if you are a California resident over age 60, the Contract may be returned within 30 days after you receive it. During the first 15 days, the entire portion of your net purchase payment allocated to the Variable Account will be invested in the Money Market Subaccount. After that period of time, the value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on your application. If you return your Contract after 15 days but within 30 days, you will receive a refund of your Contract Value reflecting investment performance from issue to the day your Contract is received by the insurance company or its authorized representative.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

As described above, your Contract Value in the Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account.

Payments after the free look period are allocated directly to the selected Investment Options. All percentage allocations must be in whole numbers. Prior to the Annuity Date, you may not allocate more than $20,000 (including transfers) to the Fixed Account during any one Contract Year and you may not allocate more than 25% of any purchase payment to the Fixed Account unless otherwise permitted by your contract. You may not make more than one transfer to the Fixed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for exchanges in excess of twelve per calendar year. We may also require you to submit your exchange instructions by mail.

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The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

  Trading by Telephone or Internet

Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in other Funds - may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

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Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures.

FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions.

FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3) Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward an Investment Option's roundtrip limits;

(4) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Variable Subaccounts

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

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  Fixed Account Transfers

You may make transfers to and from the Fixed Account only with our consent, and only before the Annuity Date. You may currently make one transfer per Contract Year from the Variable Account to the Fixed Account, but the total of such transfer plus any purchase payment amounts allocated to the Fixed Account during that Contract Year may not exceed $20,000, unless otherwise permitted by your contract. See Investment Allocation of your Purchase Payments on page 9. Also, for any transfer from the Variable Account to the Fixed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer unless otherwise permitted by your contract. For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the Investment Options, the percentages must be in whole numbers.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Fixed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer or an additional payment into the Fixed Account during the 12 months following a transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2013, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Fixed Account on page 18.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 16.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 23.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 18. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See Postponement of Payment on page 23.

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Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria:

1. Withdrawals of $500 to $100,000 with no more than $100,000 being withdrawn within a seven day period. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered owners.)

2. The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3. For contracts that have had an address change in the last 15 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4. The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6. Withdrawals requested by beneficiaries must be requested in writing.

7. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Investment Options at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership.

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1. Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). We will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

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2. Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Fixed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page 15.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the Investment Options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Maine, South Dakota and Wyoming currently require us to pay a premium tax upon receipt of your purchase payment on Non-Qualified contracts. Currently, California and West Virginia are the only two states that impose a premium tax on Qualified Contract premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5. Exchange Charge. On certain Contracts issued after May 1, 1997 we reserve the right to charge for exchanges in excess of twelve per calendar year.

6. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

7. Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page 14.

8. Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Fidelity Investments Life's Taxes on page 20.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by FILI, and are part of the Fund's assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Emerging Markets Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Fund that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

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Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the Annuitant dies on or before his or her 85th birthday and the death occurs before the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Beneficiary you have designated.

For contracts issued in most states, the Death Benefit will be the greater of (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals or partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange.

2) The Contract Value on the date that proof of death is received by the Company at the Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses.

If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.

If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.

The rules regarding required distributions upon the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. For a Qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. For a Non-qualified Contract, subject to state approval, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 95th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

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SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed.

The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under Types of Annuity Income Options on page 17.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the adjusted age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.0% (3.5% for most Contracts issued before May 1, 1997).

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) an assumed annual investment return of 3.5%.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

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  Important

After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

1. Life Annuity. We will make income payments monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the amount permitted under the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

  You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com

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The Fixed Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Account option are not subject to the provisions of those Acts, and Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Fixed Account

  As noted earlier, you may allocate a portion of your purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account."
  Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.
  We guarantee that funds held in the Fixed Account will accrue daily at the minimum interest rate that is required by law.
  When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

  For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time.
  The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See Reports to Owners on page 17.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

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In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an Annuity Income Option.
  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

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Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

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Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As an Owner named in the application, you have the rights and privileges specified in the Contract. If there are two Owners they must be spouses. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common," or "joint ownership by husband and wife."

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. Ownership changes of Non-Qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. If there are two Owners, both Owners must provide any written authorizations.

2. Beneficiary. The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

4. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page 18. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

5. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

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SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS

  Reduction of Charges

We may reduce the annual maintenance charge on Contracts offered to individuals under a sponsored arrangement. See Charges on page 13. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.

  Reduction of Minimum Purchase Payment Requirements

We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the "Exchange Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

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  Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the Funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Funds. For more details about this fee, including a list of the Funds that impose it, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.

• You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.
  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.
  However, we may delay payment if (a) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.
  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio's investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

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We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	40.52	39.17	5,524,929
2010	35.75	40.52	6,238,057
2009	27.91	35.75	6,976,671
2008	39.47	27.91	7,948,042
2007	34.45	39.47	9,098,647
2006	32.36	34.45	10,671,620
2005	31.35	32.36	12,910,160
2004	29.97	31.35	15,272,962
2003	25.61	29.97	16,581,757
2002	28.28	25.61	17,468,730

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	25.74	23.96	2,635,988
2010	22.30	25.74	2,990,543
2009	16.91	22.30	3,445,186
2008	26.56	16.91	3,930,217
2007	22.51	26.56	4,403,308
2006	21.21	22.51	5,283,398
2005	20.58	21.21	6,658,495
2004	19.57	20.58	8,027,066
2003	16.00	19.57	9,053,511
2002	19.09	16.00	8,906,952

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	19.73	18.87	4,704,242
2010	16.85	19.73	5,314,290
2009	12.25	16.85	5,928,936
2008	18.70	12.25	6,523,497
2007	17.29	18.70	7,758,505
2006	15.60	17.29	8,402,687
2005	14.87	15.60	8,939,704
2004	14.21	14.87	9,546,909
2003	12.17	14.21	9,573,320
2002	13.44	12.17	6,812,508

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Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.28	12.94	464,439
2010	10.19	13.28	916,763
2009	7.43	10.19	317,592
2008	11.36	7.43	238,868
2007	12.47	11.36	251,967
2006	11.16	12.47	640,060
2005	10.93	11.16	475,076
2004	10.08	10.93	694,057
2003	8.12	10.08	666,053
2002	9.79	8.12	1,028,417

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.84	12.71	849,603
2010	10.36	11.84	557,296
2009	8.65	10.36	656,627
2008	11.09	8.65	897,263
2007*	10.00	11.09	412,092

* Period from 5/1/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	46.11	44.59	16,245,800
2010	39.65	46.11	18,499,736
2009	29.46	39.65	21,130,889
2008	51.65	29.46	23,742,838
2007	44.28	51.65	27,489,831
2006	39.96	44.28	33,608,081
2005	34.44	39.96	40,937,240
2004	30.07	34.44	40,843,133
2003	23.60	30.07	39,307,620
2002	26.24	23.60	40,767,727

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.72	9.51	1,655,349
2010	7.80	9.72	1,638,282
2009	6.43	7.80	1,339,249
2008	9.79	6.43	939,766
2007	10.10	9.79	831,644
2006*	10.00	10.10	699,209

* Period from 5/1/2006 to 12/31/2006

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Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.82	14.31	766,432
2010	12.62	14.82	998,007
2009	9.34	12.62	1,083,416
2008	16.03	9.34	1,393,790
2007	15.09	16.03	2,126,145
2006	13.34	15.09	3,113,366
2005	11.10	13.34	3,479,581
2004	11.04	11.10	1,320,461
2003*	10.00	11.04	1,153,395

* Period from 9/26/2003 to 12/31/2003

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.04	7.08	1,797,541
2010	7.73	9.04	2,869,581
2009	4.44	7.73	3,431,290
2008*	10.00	4.44	552,150

* Period from 5/1/2008 to 12/31/2008

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	25.19	23.74	4,323,883
2010	21.26	25.19	4,828,050
2009	14.48	21.26	5,804,813
2008	31.94	14.48	6,673,846
2007	22.06	31.94	8,773,979
2006	19.02	22.06	10,125,640
2005	13.10	19.02	14,375,080
2004	10.66	13.10	7,681,299
2003	8.22	10.66	2,267,092
2002	9.38	8.22	1,835,129

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Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	58.20	58.29	5,929,084
2010	50.95	58.20	6,841,710
2009	39.44	50.95	7,898,488
2008	69.34	39.44	9,295,731
2007	68.85	69.34	11,465,736
2006	57.74	68.85	14,489,175
2005	54.98	57.74	16,511,897
2004	49.70	54.98	19,837,070
2003	38.44	49.70	20,001,788
2002	46.65	38.44	20,234,444

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	8.66	6.83	1,521,800
2010	8.14	8.66	1,846,941
2009	6.45	8.14	2,069,146
2008	13.02	6.45	2,346,556
2007	15.16	13.02	1,482,955
2006	13.14	15.16	2,366,836
2005	12.30	13.14	1,993,375
2004	11.09	12.30	2,841,761
2003	8.56	11.09	3,092,551
2002	9.74	8.56	3,115,998

Fidelity VIP Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.35	12.45	770,156
2010	11.58	12.35	763,755
2009	10.16	11.58	931,849
2008	11.44	10.16	710,806
2007	10.86	11.44	663,552
2006	10.23	10.86	677,358
2005*	10.00	10.23	441,395

* Period from 8/15/2005 to 12/31/2005

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Fidelity VIP Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.51	12.43	397,347
2010	11.33	12.51	421,002
2009	9.28	11.33	555,823
2008	12.28	9.28	583,697
2007	11.40	12.28	654,310
2006	10.48	11.40	596,253
2005*	10.00	10.48	450,535

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.68	12.55	1,196,260
2010	11.31	12.68	1,365,417
2009	9.18	11.31	1,471,187
2008	12.34	9.18	1,681,045
2007	11.45	12.34	1,854,563
2006	10.51	11.45	1,605,420
2005*	10.00	10.51	999,984

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.82	12.68	2,254,923
2010	11.43	12.82	2,368,707
2009	9.20	11.43	2,536,803
2008	12.71	9.20	2,351,055
2007	11.72	12.71	2,206,814
2006	10.64	11.72	1,653,153
2005*	10.00	10.64	1,040,489

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.66	12.43	1,869,090
2010	11.15	12.66	1,966,755
2009	8.72	11.15	2,090,285
2008	13.04	8.72	2,002,936
2007	11.92	13.04	1,852,017
2006	10.74	11.92	1,489,193
2005*	10.00	10.74	1,249,113

* Period from 8/15/2005 to 12/31/2005

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Fidelity VIP Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.79	12.42	908,522
2010	11.13	12.79	1,039,382
2009	8.63	11.13	1,030,699
2008	13.21	8.63	958,546
2007	12.05	13.21	888,850
2006	10.80	12.05	520,417
2005*	10.00	10.80	371,843

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.48	12.06	1,069,675
2010	10.84	12.48	1,075,571
2009	8.30	10.84	1,132,297
2008	13.51	8.30	1,245,244
2007	12.23	13.51	1,334,635
2006	10.89	12.23	972,800
2005*	10.00	10.89	658,517

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.63	11.81	5,111,204
2010	10.91	11.63	4,849,812
2009	9.97	10.91	4,576,007
2008	10.95	9.97	2,425,256
2007	10.42	10.95	1,664,675
2006*	10.00	10.42	435,782

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.27	11.14	8,013,270
2010	10.16	11.27	8,385,367
2009	8.61	10.16	8,312,893
2008	11.20	8.61	5,760,667
2007	10.55	11.20	4,413,485
2006*	10.00	10.55	2,604,530

* Period from 5/1/2006 to 12/31/2006

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Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.26	9.97	3,469,741
2010	9.10	10.26	3,317,744
2009	7.49	9.10	2,569,546
2008*	10.00	7.49	1,032,868

* Period from 5/1/2008 to 12/31/2008

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.74	10.34	4,597,382
2010	9.47	10.74	5,145,400
2009	7.67	9.47	5,306,693
2008	11.38	7.67	4,937,225
2007	10.64	11.38	4,937,663
2006*	10.00	10.64	3,165,195

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.35	9.73	3,563,105
2010	8.98	10.35	4,052,315
2009	7.04	8.98	4,378,455
2008	11.49	7.04	2,862,658
2007	10.66	11.49	2,759,613
2006*	10.00	10.66	1,772,827

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	62.77	62.39	5,062,659
2010	50.96	62.77	5,763,535
2009	40.04	50.96	6,520,843
2008	76.40	40.04	7,624,796
2007	60.67	76.40	8,798,099
2006	57.23	60.67	10,575,291
2005	54.53	57.23	13,219,541
2004	53.18	54.53	17,274,611
2003	40.35	53.18	20,123,596
2002	58.20	40.35	20,757,290

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Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	18.05	18.19	4,268,380
2010	15.84	18.05	4,942,058
2009	12.55	15.84	5,825,765
2008	21.71	12.55	6,860,195
2007	19.52	21.71	7,642,475
2006	17.38	19.52	9,351,178
2005	16.28	17.38	11,486,156
2004	15.51	16.28	14,698,265
2003	12.63	15.51	17,501,062
2002	15.27	12.63	16,659,748

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.11	13.31	3,827,482
2010	10.68	13.11	3,888,006
2009	7.38	10.68	4,371,683
2008	16.55	7.38	4,145,619
2007	13.54	16.55	5,170,692
2006	12.94	13.54	6,061,851
2005	11.98	12.94	8,190,100
2004	11.27	11.98	10,592,507
2003	8.75	11.27	10,952,147
2002	11.28	8.75	9,260,682

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.13	12.13	599,460
2010	10.19	12.13	464,306
2009	7.09	10.19	415,983
2008	12.91	7.09	379,897
2007	10.61	12.91	702,758
2006	10.58	10.61	380,419
2005*	10.00	10.58	1,603,988

* Period from 8/15/2005 to 12/31/2005

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Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.91	10.75	335,288
2010	9.61	11.91	473,652
2009	6.93	9.61	399,711
2008	13.64	6.93	477,854
2007	11.70	13.64	814,780
2006	10.87	11.70	358,965
2005*	10.00	10.87	406,626

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.36	15.43	2,642,001
2010	12.34	14.36	2,035,909
2009	9.38	12.34	2,436,898
2008	13.95	9.38	3,250,030
2007	12.76	13.95	3,107,253
2006	12.09	12.76	4,341,753
2005	10.42	12.09	8,159,756
2004	9.64	10.42	5,167,219
2003	8.36	9.64	4,474,026
2002	10.17	8.36	4,557,594

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	38.52	39.76	2,504,926
2010	34.12	38.52	2,917,761
2009	23.89	34.12	3,421,967
2008	32.11	23.89	3,533,255
2007	31.49	32.11	4,442,129
2006	28.54	31.49	5,808,640
2005	28.01	28.54	7,535,781
2004	25.76	28.01	9,827,597
2003	20.41	25.76	11,961,879
2002	19.89	20.41	7,893,189

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Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	35.73	36.17	8,344,326
2010	31.32	35.73	9,604,270
2009	24.93	31.32	11,105,342
2008	39.90	24.93	12,449,266
2007	38.15	39.90	14,325,858
2006	33.32	38.15	17,439,992
2005	31.95	33.23	21,839,726
2004	29.12	31.95	25,447,667
2003	22.86	29.12	26,255,439
2002	29.64	22.86	24,963,850

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	22.16	20.96	1,278,607
2010	17.04	22.16	1,533,870
2009	12.25	17.04	1,516,834
2008	20.53	12.25	1,521,448
2007	17.50	20.53	1,673,881
2006	15.25	17.50	2,058,225
2005	13.62	15.25	2,415,614
2004	11.06	13.62	3,518,280
2003	8.06	11.06	1,189,506
2002	10.12	8.06	644,109

Fidelity VIP International Capital Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.72	10.17	825,899
2010	10.21	11.72	1,037,194
2009	6.61	10.21	1,303,385
2008	13.49	6.61	1,013,676
2007	12.93	13.49	1,836,763
2006	11.38	12.93	1,041,342
2005*	10.00	11.38	598,267

* Period from 8/15/2005 to 12/31/2005

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Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	35.73	38.05	7,156,532
2010	33.41	35.73	8,124,403
2009	29.11	33.41	9,783,831
2008	30.33	29.11	9,715,213
2007	29.30	30.33	10,845,123
2006	28.30	29.30	13,048,490
2005	27.92	28.30	16,847,122
2004	26.95	27.92	18,478,904
2003	25.82	26.95	21,241,134
2002	23.59	25.82	32,703,011

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.49	12.28	1,772,017
2010	10.58	13.49	2,937,739
2009	5.99	10.58	2,646,510
2008	11.36	5.99	1,449,137
2007*	10.00	11.36	829,578

* Period from 5/1/2007 to 12/31/2007

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	26.34	23.36	12,364,234
2010	20.61	26.34	14,918,504
2009	14.83	20.61	15,903,244
2008	24.69	14.83	17,916,255
2007	21.53	24.69	22,280,760
2006	19.26	21.53	29,126,311
2005	16.41	19.26	36,634,069
2004	13.24	16.41	37,218,422
2003	9.63	13.24	33,784,082
2002	10.76	9.63	33,776,281

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Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	21.73	21.58	19,936,293
2010	21.86	21.73	21,512,929
2009	21.88	21.86	29,305,516
2008	21.41	21.88	52,267,532
2007	20.51	21.41	37,590,476
2006	19.71	20.51	37,398,406
2005	19.29	19.71	36,772,177
2004	19.21	19.29	39,220,475
2003	19.18	19.21	47,049,209
2002	19.01	19.18	72,138,597

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.06	11.56	2,889,950
2010	12.54	14.06	3,484,994
2009	9.98	12.54	4,237,050
2008	17.91	9.98	5,010,418
2007	15.39	17.91	7,010,242
2006	13.14	15.39	6,759,881
2005	11.12	13.14	5,715,676
2004*	10.00	11.12	4,158,537

* Period from 4/30/2004 to 12/31/2004

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	19.50	20.91	1,980,608
2010	15.07	19.50	2,262,393
2009	11.03	15.07	2,247,158
2008	18.50	11.03	2,371,487
2007	22.66	18.50	2,683,280
2006	16.71	22.66	6,945,134
2005	14.63	16.71	6,708,847
2004	11.00	14.63	8,046,933
2003*	10.00	11.00	3,256,473

* Period from 9/26/2003 to 12/31/2003

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Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.60	16.19	7,333,085
2010	14.34	15.60	7,534,671
2009	11.12	14.34	8,838,368
2008	12.48	11.12	6,471,297
2007	11.92	12.48	6,617,196
2006	11.14	11.92	7,289,746
2005	10.89	11.14	8,731,182
2004*	10.00	10.89	6,415,094

* Period from 4/30/2004 to 12/31/2004

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.94	13.37	4,328,483
2010	11.79	14.94	5,486,041
2009	6.06	11.79	6,144,403
2008	12.41	6.06	3,487,073
2007	10.85	12.41	4,720,069
2006	10.11	10.85	4,869,014
2005	9.19	10.11	6,567,286
2004	9.22	9.19	10,780,536
2003	5.84	9.22	15,085,738
2002	9.46	5.84	4,287,252

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	8.83	8.58	276,641
2010	7.57	8.83	331,966
2009	5.16	7.57	373,296
2008	9.89	5.16	131,004
2007*	10.00	9.89	127,153

* Period from 5/1/2007 to 12/31/2007

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Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.82	14.39	1,641,132
2010	11.62	12.82	1,316,399
2009	10.15	11.62	1,669,031
2008	15.89	10.15	2,417,528
2007	13.27	15.89	3,795,716
2006	10.15	13.27	4,287,848
2005	9.34	10.15	2,558,983
2004	7.56	9.34	3,146,828
2003	6.04	7.56	1,081,320
2002	8.68	6.04	927,320

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.78	10.43	1,034,102
2010	9.22	10.78	1,370,079
2009	6.52	9.22	1,455,704
2008	12.29	6.52	1,036,148
2007	12.13	12.29	1,215,791
2006	10.66	12.13	984,614
2005*	10.00	10.66	671,528

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.77	8.92	556,305
2010	8.95	9.77	818,797
2009	7.05	8.95	1,085,448
2008	12.84	7.05	2,000,058
2007	12.37	12.84	1,637,348
2006	10.83	12.37	2,556,492
2005*	10.00	10.83	2,667,988

* Period from 8/15/2005 to 12/31/2005

NRR7

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.11	13.67	2,532,164
2010	12.03	15.11	3,114,887
2009	7.70	12.03	3,360,569
2008	15.88	7.70	3,625,060
2007	15.15	15.88	5,320,885
2006	13.12	15.15	5,883,403
2005	12.89	13.12	8,110,420
2004	11.38	12.89	13,896,276
2003*	10.00	11.38	11,423,156

* Period from 9/26/2003 to 12/31/2003

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.50	12.81	787,743
2010	13.17	14.50	947,330
2009	11.45	13.17	1,121,448
2008	19.28	11.45	1,425,798
2007	18.22	19.28	1,965,670
2006	15.16	18.22	2,563,298
2005	14.44	15.16	2,985,517
2004	12.82	14.44	3,314,020
2003	10.02	12.82	2,807,724
2002	12.15	10.02	2,813,450

* Prior to April 30, 2012 the subaccount was known as Invesco Van Kampen V.I. Global Value Equity. On May 28, 2010 this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity subaccount.

Lazard Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.33	12.51	3,075,272
2010	12.56	15.33	4,828,045
2009	7.44	12.56	5,228,236
2008	14.59	7.44	3,253,919
2007	11.00	14.59	4,370,003
2006*	10.00	11.00	1,863,324

* Period from 5/1/2006 to 12/31/2006

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Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	26.54	28.18	1,166,994
2010	24.37	26.54	1,389,916
2009	18.87	24.37	1,282,334
2008	22.37	18.87	1,150,990
2007	21.17	22.37	1,387,587
2006	19.26	21.17	1,970,351
2005	17.30	19.26	2,835,944
2004	15.84	17.30	2,891,296
2003	12.49	15.84	3,160,322
2002	11.53	12.49	2,221,417

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	28.99	23.52	2,965,468
2010	24.55	28.99	4,033,699
2009	14.57	24.55	4,950,157
2008	33.86	14.57	5,366,296
2007	24.31	33.86	8,897,727
2006	17.87	24.31	9,701,016
2005	13.45	17.87	10,662,607
2004	11.02	13.45	7,683,588
2003	7.42	11.02	8,293,812
2002	8.21	7.42	4,204,864

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.15	12.57	1,049,297
2010	12.55	13.15	1,488,176
2009	9.54	12.55	1,940,520
2008	17.37	9.54	2,515,571
2007	15.28	17.37	3,840,145
2006	12.31	15.28	4,863,580
2005	11.17	12.31	4,990,911
2004	9.60	11.17	4,701,337
2003	7.59	9.60	3,990,734
2002	9.20	7.59	2,779,571

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.59	10.62	4,751,657
2010	10.14	10.59	4,105,605
2009*	10.00	10.14	1,701,042

* Period from 09/30/2009 to 12/31/2009

NRR7

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.02	12.21	3,746,158
2010	10.28	11.02	1,949,650
2009*	10.00	10.28	1,113,929

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.85	11.15	4,518,311
2010	10.12	10.85	4,100,165
2009*	10.00	10.12	2,077,090

* Period from 09/30/2009 to 12/31/2009

Accumulation Unit Values for Subaccounts that were not available in 2011 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

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Table of Contents
of the Statement of Additional Information

Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-5315
NRR7-pro-0412
1.756510.113

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INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your entire contribution. FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your account for earnings, nor charging it with any administrative expenses, or (2) your contract value at the time of revocation plus any amount deducted from your contribution prior to such time.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

Not Part of the Prospectus

FVA-91200

(c) Single sum payment; or

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has not been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Fixed Account and the Subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Fixed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

Not Part of the Prospectus

FVA-91200

25. As further described in the prospectus, the following are charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Fixed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Fixed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Fixed Account.

Not Part of the Prospectus

FVA-91200

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2012

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2012, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	(Click Here)
Fixed Annuity Income Payments	(Click Here)
Exchanges Among Subaccounts After the Annuity Date	(Click Here)
Unavailability of Annuity Income Options in Certain Circumstances	(Click Here)
IRS Required Distributions	(Click Here)
Safekeeping of Variable Account Assets	(Click Here)
Distribution of the Contracts	(Click Here)
State Regulation	(Click Here)
Legal Matters	(Click Here)
Registration Statement	(Click Here)
Experts	(Click Here)
Financial Statements	(Click Here)
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

NRR7-ptb-0412
1.756511.113

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the Owner's spouse is the Beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2011 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting firm

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

April 19, 2012

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

December 31, 2011 and 2010

ASSETS	2011	2010
Investments:
Debt securities, available-for-sale, at fair value
(amortized cost of $733,420 in 2011 and $585,356 in 2010)	$746,492	$599,212
Equity securities, at fair value (cost of $50 in 2011 and 2010)	52	54
Policy loans	706	517

Total investments	747,250	599,783

Cash and cash equivalents	265,902	241,386
Accrued investment income	4,993	4,936
Deferred policy acquisition costs	58,544	58,371
Reinsurance deposit and receivables	1,515,953	1,617,407
Property and equipment, net	-	3,116
Other assets	10,317	9,026
Net deferred tax asset	64,653	62,358
Income taxes receivable	6,054	4,163
Separate account assets	17,475,846	17,422,820

Total assets	$20,149,512	$20,023,366

LIABILITIES
Future contract and policy benefits	1,014,779	1,016,915
Contract holder deposit funds	667,917	737,089
Investment trades payable	75,947	11
Other liabilities and accrued expenses	32,601	30,591
Payable to parent and affiliates	10,147	8,290
Separate account liabilities	17,475,846	17,422,820

Total liabilities	19,277,237	19,215,716

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized;
300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	69,582	69,582
Accumulated other comprehensive income	8,205	8,706
Retained earnings	791,488	726,362

Total stockholder's equity	872,275	807,650

Total liabilities and stockholder's equity	$20,149,512	$20,023,366
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF INCOME
AND COMPREHENSIVE INCOME
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

	2011	2010	2009

Revenues:
Fees charged to contract holders	$122,591	$114,721	$98,477
Net investment income	16,824	17,624	17,950
Interest on reinsurance deposit	40,665	43,909	47,764
Fund administration fees	7,576	5,461	2,028
Net realized investment gains (losses):
Other than temporary losses on debt securities	(71)	-	(224)
Total other than temporary losses	(71)	-	(224)
Net realized investment gains on sales	12,191	11,110	10,185
Total net realized investment gains	12,120	11,110	9,961
Premiums, net	9,924	9,760	4,996
Other income	-	26	8

Total revenues	209,700	202,611	181,184

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	60,724	69,307	79,055
Contract and policy benefits and expenses	58,742	63,863	62,371
Other expenses	-	-	8,599

Total benefits and expenses	119,466	133,170	150,025

Income before income taxes	90,234	69,441	31,159

Income tax expense	25,108	17,740	7,154

Net income	65,126	51,701	24,005

Other comprehensive (loss) income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	11,439	14,005	14,162
Reclassification adjustment for net realized gains included in
net income	(12,120)	(11,110)	(9,961)
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	-	-	(197)
Provision for income taxes related to items of other comprehensive income	180	(1,080)	(1,356)

Other comprehensive (loss) income, net of tax	(501)	1,815	2,648

Comprehensive income	$64,625	$53,516	$26,653

(1) Includes affiliated company transactions (Note 8)
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2008	$3,000	$69,582	$4,243	$650,656	$727,481

Comprehensive income:
Net income	-	-	-	24,005	24,005
Other comprehensive income	-	-	2,648	-	2,648

Balance at December 31, 2009	$3,000	$69,582	$6,891	$674,661	$754,134

Comprehensive income:
Net income	-	-	-	51,701	51,701
Other comprehensive income	-	-	1,815	-	1,815

Balance at December 31, 2010	$3,000	$69,582	$8,706	$726,362	$807,650

Comprehensive income:
Net income	-	-	-	65,126	65,126
Other comprehensive income	-	-	(501)	-	(501)

Balance at December 31, 2011	$3,000	$69,582	$8,205	$791,488	$872,275
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

	2011	2010	2009
Cash flows from operating activities:
Net income	$65,126	$51,701	$24,005
Adjustments to reconcile net income to net cash provided
by operating activities:
Amortization and depreciation	5,192	7,012	8,753
Net realized investment gains	(12,120)	(11,110)	(9,961)
Charitable donation expense	-	-	8,599
Benefit for deferred taxes	(1,905)	(7,918)	(14,120)
Changes in assets and liabilities:
Accrued investment income	(57)	53	716
Change in deferred policy acquisition costs, net of amortization	(70)	(2,089)	(3,814)
Future contract and policy benefits, net	99,597	96,692	99,508
Reinsurance deposit and receivables	101,455	103,414	110,178
Payable to (receivable from) parent and affiliates, net	1,857	15,410	(16,804)
Income taxes	(1,891)	(14,461)	19,924
Other assets and other liabilities, net	673	15,849	(467)

Net cash provided by operating activities	257,857	254,553	226,517

Cash flows from investing activities:
Purchase of debt securities	(953,585)	(818,527)	(910,674)
Purchase of equity securities	-	(50)	-
Proceeds from sales of debt securities	676,485	738,999	837,963
Proceeds from maturities of calls of debt securities	138,916	30,064	41,953
Investment trades payable (receivable)	75,936	(43)	21
Change in policy loans	(189)	47	(313)
Capital expenditures	-	(4)	2

Net cash used for investing activities	(62,437)	(49,514)	(31,048)

Cash flows from financing activities:
Deposits credited to fixed annuity contracts	1,771,700	1,684,288	1,344,524
Net transfers (from) to separate accounts	(431,356)	(366,059)	27,271
Withdrawals from variable annuity contracts	(1,378,654)	(1,362,379)	(1,430,114)
Withdrawals from fixed annuity contracts	(132,594)	(141,220)	(149,485)

Net cash used for financing activities	(170,904)	(185,370)	(207,804)

Net increase (decrease) in cash and cash equivalents	24,516	19,669	(12,335)

Cash and cash equivalents:
Beginning of year	241,386	221,717	234,052
End of year	$265,902	$241,386	$221,717

Supplemental disclosure of cash flow Information for non-cash transactions
Charitable donation of debt securities	$-	$-	$8,599
The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Strategic Advisers, Inc. funds and the Credit Suisse Trust funds. Effective December 4, 2009, the Strategic Advisers, Inc. funds were liquidated and closed. Effective October 21, 2011, the Credit Suisse Trust funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt and equity securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $14,695,000 and $15,768,000 at December 31, 2011 and 2010, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $264,078,000 and $237,191,000 at December 31, 2011 and 2010, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, and administrative charges for variable annuity and life contract holders and also includes the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity product. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. During 2011 and 2010, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $0 and $3,116,000 are recorded in Property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2011 and 2010, respectively. Depreciation expense on these capitalized software development costs were $3,116,000, $5,846,000, and $6,908,000 in 2011, 2010, and 2009, respectively.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The GAAP accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In April 2010, the FASB issued guidance that effect consolidation analysis for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the issuer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder. The guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively applied to all prior periods upon adoption. The Company adopted this guidance effective January 1, 2011. The adoption of this guidance had no impact on the Company's consolidated financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The Company adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity effective January 1, 2011. The adoption of this guidance is provided in Note 5 of the Company's consolidated financial statements.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the non credit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

Future Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this amended guidance to have a material impact on the consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In October 2010, the FASB issued guidance on the definition of acquisition costs eligible for deferral in connection with the acquisition of new or renewal insurance contracts. Under the new guidance, acquisition costs that are eligible for deferral include those costs that are directly related to the successful acquisition of the new or renewal business; incremental direct costs of acquisition that are incurred with independent third parties or employees; and advertising costs meeting the capitalization criteria for direct - response advertising. This guidance is effective for fiscal years beginning after December 15, 2011. The guidance may be adopted prospectively with retroactive application permitted but not required. The Company is currently evaluating the impact of this amendment.

3. GUARANTEED BENEFITS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. This guidance requires the establishment of a liability using a specified reserve methodology for contracts that contain death or other insurance benefits.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. These benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2011	2010
Beginning Balance	$12,885	$15,976
Unlocking of benefit ratio	703	(1,840)
Interest on reserve	919	959
Claims paid	(3,146)	(4,588)
Accrual of benefit ratio	2,364	2,378

Ending Balance	$13,725	$12,885

The reinsurance recoverables associated with the GMDB were $13,366,000 and $12,475,000 at December 31, 2011 and 2010, respectively.

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

• The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns:

• The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% - 11.5% depending on the underlying fund type.

• The DAC model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

• The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

• The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

• The base lapse rate and partial withdrawal assumptions vary from 6.0% - 7.5% and 1.5% - 3.0%, respectively, depending on contract type and policy duration.

• The lapse rates for anticipated internal replacements vary from 3.0% to 5.5% depending on calendar year.

• The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2011 and 2010. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2011	2010
(in thousands, except for contract holder data)

Net deposits paid
Account value	$4,711,588	$5,465,047
Net amount at risk	$251,738	$254,466
Average attained age of contract holders	63	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$290,947	$340,695
Net amount at risk	$73,374	$67,965
Average attained age of contract holders	68	67

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1/2 for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

3. GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2011	2010
	(in thousands)
Beginning Balance	$1,511	$1,845
Unlocking of benefit ratio	(116)	(195)
Interest on reserve	70	44
Accrual of benefit ratio	552	591
Claims paid	-	-
Other	-	(774)
Ending Balance	$2,017	$1,511

For business issued prior to January 1, 2009, the Company reinsured 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with the GMWB were $1,979,000 and $1,484,000 at December 31, 2011 and 2010, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

• The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

• The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

• The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

• The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

• Separate benefit ratios were calculated for single life and joint life policies.

• For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 5 1/2 years from issue and age 59 1/2.

• The mortality assumption is the Annuity 2000 Mortality Table.

• The lapse rates range from 2% to 10% with dynamic lapse reduction for contracts in the money.

• The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2011 and 2010:

	Years Ended December 31,
	2011	2010
	(in thousands)
Account value	$1,934,989	$2,134,946
GMWB value	$2,157,529	$2,115,407
Average attained age of contract holders	69	68

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Debt securities	$18,707	$19,478	$18,920
Cash and cash equivalents	361	482	1,407
Other income	164	238	214
Total investment income	19,232	20,198	20,541
Less: investment expenses	2,408	2,574	2,591
Net investment income	$16,824	$17,624	$17,950

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Debt securities:
Gross realized gains	$13,386	$13,213	$16,620
Gross realized losses	$(1,195)	(2,103)	(6,435)

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $71,000, $0, and $224,000 in 2011, 2010, and 2009, respectively. There were no debt securities that were non-income producing for 2011, 2010, and 2009, respectively. There was no interest foregone by non-income producing securities for 2011, and 2010, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2011	2010	2009
	(in thousands)
Debt securities	$13,072	$13,856	$10,957
Equity securities	2	4	-
DAC	(255)	(359)	(351)
Deferred income tax expense	(4,614)	(4,795)	(3,715)
	$8,205	$8,706	$6,891

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2011 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$(1,740)	$114,307	117
Greater than 12 months	(92)	3,434	9
	$(1,832)	$117,741	126
Below investment grade debt securities:
0-12 months	$(576)	$9,073	85
Greater than 12 months	(29)	1,272	6
	$(605)	$10,345	91

Total	$(2,437)	$128,086	217

Debt securities that have been in a continuous unrealized loss position as of December 31, 2010 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
	(in thousands)

Investment grade debt securities:
0-12 months	$(1,676)	$144,942	67
Greater than 12 months	(37)	3,237	4
	$(1,713)	$148,179	71
Below investment grade debt securities:
0-12 months	$(200)	$5,017	38
Greater than 12 months	-	-	-
	$(200)	$5,017	38

Total	$(1,913)	$153,196	109

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2011 and 2010. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2011. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities comprised approximately 5% of the total portfolio as of December 31, 2011. Unrealized losses on below investment grade securities were driven principally by changes in market yields.

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer were as follows:

		December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
		(in thousands)

Debt securities:
U.S. Treasury and other U.S. Government
agency securities	$304,082	$3,841	$(32)	$-	$307,891
Corporate and other debt securities	361,088	11,257	(2,165)	-	370,180
Foreign government securities	6,694	216	-	-	6,910
Mortgage and asset backed securities	61,556	195	(240)	-	61,511

Total debt securities	$733,420	$15,509	$(2,437)	$-	$746,492

Equity securities:	$50	$2	$-	$-	$52

		December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
		(in thousands)

Debt securities:
U.S. Treasury securities	$203,731	$2,031	$(1,109)	$-	$204,653
Corporate and other debt securities	334,098	13,302	(673)	-	346,727
Foreign government securities	5,715	113	-	-	5,828
Mortgage and asset backed securities	41,812	323	(131)	-	42,004

Total debt securities	$585,356	$15,769	$(1,913)	$-	$599,212

Equity securities:	$50	$4	$-	$-	$54

During 2011 and 2010, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and fair value of debt securities at December 31, 2011, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

4. INVESTMENTS (CONTINUED):

	Amortized Cost	Estimated Fair Value
	(in thousands)

Due in 1 year or less	$51,385	$52,205
Due after 1 year through 5 years	454,693	464,085
Due after 5 years through 10 years	87,787	90,594
Due after 10 years	77,999	78,100
Mortgage and asset backed securities	61,556	61,508

	$733,420	$746,492

At December 31, 2011 and 2010, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury and other U.S. Government agency securities.

At December 31, 2011, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,687,000 and $2,819,000 respectively. At December 31, 2010, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,683,000 and $2,788,000 respectively.

During 2009, the Company donated debt securities to a qualified charitable organization at fair value of $8,599,000. This is recorded as "Other expenses" in the consolidated statements of income and comprehensive income. There were no donations in 2011 or 2010.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

• Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for similar assets and liabilities in an active market.

• Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

• Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The majority of available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31:

	December 31, 2011
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury and other U.S. Government
agency securities	$-	$307,891	$-	$307,891
Corporate and other debt securities	-	370,104	76	370,180
Foreign government securities	-	6,910	-	6,910
Mortgage and asset backed securities	-	61,511	-	61,511
Total available-for-sale debt securities	-	746,416	76	746,492
Equity securities	52	-	-	52
Separate account assets	17,475,846	-	-	17,475,846
Total	$17,475,898	$746,416	$76	$18,222,390

	December 31, 2010
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$-	$204,653	$-	$204,653
Corporate debt securities	-	346,727	-	346,727
Foreign government securities	-	5,828	-	5,828
Mortgage and asset backed securities	-	41,992	12	42,004
Total available-for-sale debt securities	-	599,200	12	599,212
Equity securities	54	-	-	54
Separate account assets	17,422,820	-	-	17,422,820
Total	$17,422,874	$599,200	$12	$18,022,086

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Changes in Level 3 assets measured at fair value on a recurring basis during 2011 were as follows:

	Corporate and Other Debt Securities	Mortgage and Asset Backed Securities
	(in thousands)

Fair Value, Beginning Balance	$-	$12

Realized and Unrealized Gains	-	7
Recorded in Revenues	-	-
Recorded in Other Comprehensive Income	-	-
Purchases	-	-
Sales	-	-
Issuances	-	(19)
Settlements	-	-
Other	-	-
Transfers into Level 3	76	-
Transfers out of Level 3	-	-

Fair Value, Ending Balance	$76	$-

Transfers into Level 3 corporate and other debt securities were primarily the result of unobservable inputs and the use of broker dealer quotes that could not be validated when previously information from third party pricing services that could be validated was used.

Changes in Level 3 assets measured at fair value on a recurring basis during 2010 were as follows:

	Corporate and Other Debt Securities	Mortgage and Asset Backed Securities
	(in thousands)

Fair Value, Beginning Balance	$-	$24

Realized and Unrealized Gains
Recorded in Revenues	-	-
Recorded in Other Comprehensive Income	-	(12)
Purchases, Issuances, and Settlements, Net	-	-
Net Transfers into (out of) Level 3	-	-

Fair Value, Ending Balance	$-	$12

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy loans	$706	$706	$517	$517
Reinsurance deposit and receivables	1,515,953	1,630,055	1,617,407	1,703,591

	$1,516,659	$1,630,761	$1,617,924	$1,704,108

Financial Liabilities:
Contract holder deposit funds	$75,947	$782,380	$737,089	$822,739

	$75,947	$782,380	$737,089	$822,739

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Current:
Federal	$27,050	$25,419	$21,782
State	(37)	239	(508)
	27,013	25,658	21,274
Deferred:
Federal	(2,594)	(7,793)	(13,924)
State	689	(125)	(196)
	(1,905)	(7,918)	(14,120)
Provision for income taxes	$25,108	$17,740	$7,154

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2011	2010
	(in thousands)

Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$24,309	$19,821
Contract holder reserves	32,458	35,328
Deferred revenue	7,581	8,450
Unrealized gains on available-for-sale securities	(4,575)	(4,993)
Deferred compensation and retirement benefit plans	2,076	2,537
Other, net	2,804	1,215
Net deferred tax asset	$64,653	$62,358

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset as of December 31, 2011 and 2010, respectively.

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)

Tax provision at U.S. Federal statutory rate	$31,582	$24,304	$10,905
Dividends received deduction	(7,267)	(6,438)	(4,137)
Other, net	793	(126)	386
	$25,108	$17,740	$7,154

FILI paid federal and state income taxes of $28,904,000, $40,119,000, and $0 in 2011, 2010 and 2009, respectively.

The FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2008. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $7,267,000, $6,438,000 and $4,137,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2011, 2010 and 2009, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
FILI
Statutory net income	$21,580	$63,681	$13,303
Statutory surplus	$766,906	$739,300	$669,319
EFILI
Statutory net income	$2,883	$2,441	$1,857
Statutory surplus	$60,692	$57,549	$54,461

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $22,289,000, $20,329,000, and $17,926,000 in 2011, 2010 and 2009, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $24,337,000, $27,332,000, and $23,777,000 in 2011, 2010 and 2009, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Pyramis Global Advisors Trust Company to provide investment and managerial advice. The Company incurred charges of $1,206,000, $1,107,000, and $1,078,000 in 2011, 2010 and 2009, respectively, for such services.

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR LLC and its subsidiaries $30,572,000, $36,829,000, and $26,609,000 in 2011, 2010 and 2009, respectively, for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $1,381,000, $1,559,000, and $2,556,000 in 2011, 2010 and 2009, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $3,699,000, $4,512,000, and $4,945,000 in 2011, 2010 and 2009, respectively.

Effective February 28, 2009, FILI issued a $200,000,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement was approved by the Utah Insurance Department and matures on an annual basis but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI receives a facility fee per year based on the unused amounts of the line of credit. As of December 31, 2011 and 2010, the facility fee was 0.06% and 0.08%, respectively. In addition, FILI receives annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a spread. There were no amounts advanced by FILI under the line of credit agreement during 2011, 2010 or 2009. The Company earned facility fees of $142,000, $202,000 and $199,000 in 2011, 2010 and 2009, respectively from FMR LLC. Effective February 27, 2012, the revolving line of credit agreement was renewed for one year.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Underwriting, acquisition and insurance expenses:
Commissions, gross	$22,290	$20,329	$17,926
Compensation and benefits	17,287	22,057	29,899
Capitalization of deferred policy acquisition costs	(5,473)	(6,071)	(5,697)
Amortization of deferred policy acquisition costs	5,403	3,982	1,883
Rent expenses	1,249	1,299	2,068
Taxes, licenses and fees	1,929	2,418	3,553
General insurance expenses	18,039	25,293	29,423

Total underwriting, acquisition and insurance expenses	$60,724	$69,307	$79,055

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2011, 2010 and 2009, the Company decreased amortization by $687,000, $1,727,000, and $3,823,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2011). Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	December 31,
	2011	2010
	(in thousands)
Reinsurance deposits and receivables:
Genworth Life Insurance Company and Genworth Life
Insurance Company of New York	$876,373	$957,317
Principal Life Insurance Company	575,504	593,197

Reinsurance deposits and receivables	$1,451,877	$1,550,514

Contract holder deposit funds and future benefits	$1,471,838	$1,572,411

Interest on reinsurance deposit	$39,873	$43,277
Contract and policy benefits and expenses	$33,427	$36,528

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)

Direct life premiums	$15,573	$15,874	$15,668
Reinsurance ceded, net of ceding expense allowance	(5,649)	(6,114)	(10,672)
Net premiums	$9,924	$9,760	$4,996

Direct contract and policy benefits	$131,005	$143,493	$149,935
Reinsurance ceded	(72,263)	(79,630)	(87,564)
Net contract and policy benefits	$58,742	$63,863	$62,371

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred subsequent that would require disclosure.

The Company has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred subsequent that would require disclosure.

Fidelity® Investments

Variable Annuity Account I

(Fidelity Cover Art)

Annual Report

December 31, 2011

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 474,224	$ 797,552	$ 133,674	$ 237,550	$ 403,297	$ 135,567	$ 350,129	$ 89,083
Receivable from FILI	0	0	4	0	0	0	9	0
Total assets	474,224	797,552	133,678	237,550	403,297	135,567	350,138	89,083
Liabilities:
Payable to FILI	26	83	0	0	10	1	0	0
Total net assets	$ 474,198	$ 797,469	$ 133,678	$ 237,550	$ 403,287	$ 135,566	$ 350,138	$ 89,083
Net Assets:
Fidelity Retirement Reserves	$ 430,318	$ 0	$ 99,585	$ 0	$ 345,624	$ 0	$ 315,884	$ 0
Fidelity Income Advantage	43,880	0	34,093	0	57,663	0	34,254	0
Fidelity Personal Retirement	0	794,406	0	237,550	0	135,566	0	89,083
Fidelity Freedom Lifetime Income	0	390	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	2,673	0	0	0	0	0	0
Total net assets	$ 474,198	$ 797,469	$ 133,678	$ 237,550	$ 403,287	$ 135,566	$ 350,138	$ 89,083
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	19,936	0	2,505	0	5,929	0	5,063	0
Unit Value	$ 21.58	$ 0	$ 39.76	$ 0	$ 58.29	$ 0	$ 62.39	$ 0
Fidelity Income Advantage:
Units Outstanding	2,087	0	880	0	1,015	0	563	0
Unit Value	$ 21.04	$ 0	$ 38.76	$ 0	$ 56.83	$ 0	$ 60.83	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	72,870	0	17,762	0	11,968	0	7,373
Highest Unit Value	$ 0	$ 11.44	$ 0	$ 17.38	$ 0	$ 17.56	$ 0	$ 17.79
Lowest Unit Value	$ 0	$ 10.01	$ 0	$ 10.95	$ 0	$ 10.63	$ 0	$ 11.50
Fidelity Freedom Lifetime Income:
Units Outstanding	0	35	0	0	0	0	0	0
Unit Value	$ 0	$ 11.18	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	262	0	0	0	0	0	0
Highest Unit Value	$ 0	$ 10.08	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Unit Value	$ 0	$ 9.74	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	3	0	0	0	0	0	0
Highest Unit Value	$ 0	$ 10.01	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Unit Value	$ 0	$ 9.69	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 68,421	$ 38,254	$ 100,386	$ 348,153	$ 444,312	$ 263,763	$ 90,737
Receivable from FILI	2	0	1	0	0	0	0
Total assets	68,423	38,254	100,387	348,153	444,312	263,763	90,737
Liabilities:
Payable to FILI	0	0	0	7	0	32	0
Total net assets	$ 68,423	$ 38,254	$ 100,387	$ 348,146	$ 444,312	$ 263,731	$ 90,737
Net Assets:
Fidelity Retirement Reserves	$ 63,245	$ 33,407	$ 0	$ 272,286	$ 0	$ 216,396	$ 0
Fidelity Income Advantage	5,178	4,847	0	75,860	0	47,335	0
Fidelity Personal Retirement	0	0	100,387	0	444,312	0	90,737
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 68,423	$ 38,254	$ 100,387	$ 348,146	$ 444,312	$ 263,731	$ 90,737
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,056	2,890	0	7,157	0	5,525	0
Unit Value	$ 30.76	$ 11.56	$ 0	$ 38.05	$ 0	$ 39.17	$ 0
Fidelity Income Advantage:
Units Outstanding	173	426	0	2,045	0	1,241	0
Unit Value	$ 29.98	$ 11.38	$ 0	$ 37.09	$ 0	$ 38.18	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	0	9,748	0	34,292	0	7,202
Highest Value	$ 0	$ 0	$ 13.63	$ 0	$ 13.95	$ 0	$ 15.32
Lowest Value	$ 0	$ 0	$ 9.79	$ 0	$ 10.69	$ 0	$ 10.78
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 631,461	$ 78,600	$ 32,345	$ 810,621	$ 500,601	$ 123,822	$ 1,182,160
Receivable from FILI	0	4	0	21	1	7	0
Total assets	631,461	78,604	32,345	810,642	500,602	123,829	1,182,160
Liabilities:
Payable to FILI	14	0	0	0	0	0	0
Total net assets	$ 631,447	$ 78,604	$ 32,345	$ 810,642	$ 500,602	$ 123,829	$ 1,182,160
Net Assets:
Fidelity Retirement Reserves	$ 301,809	$ 63,149	$ 0	$ 724,339	$ 0	$ 88,756	$ 0
Fidelity Income Advantage	46,157	15,455	0	86,303	0	35,073	0
Fidelity Personal Retirement	283,481	0	32,345	0	500,602	0	262,109
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	920,051
Total net assets	$ 631,447	$ 78,604	$ 32,345	$ 810,642	$ 500,602	$ 123,829	$ 1,182,160
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,344	2,636	0	16,246	0	4,704	0
Unit Value	$ 36.17	$ 23.96	$ 0.00	$ 44.59	$ 0	$ 18.87	$ 0
Fidelity Income Advantage:
Units Outstanding	1,309	662	0	1,985	0	1,906	0
Unit Value	$ 35.26	$ 23.35	$ 0.00	$ 43.47	$ 0	$ 18.39	$ 0
Fidelity Personal Retirement:
Units Outstanding	23,614	0	2,688	0	39,873	0	19,968
Highest Value	$ 16.68	$ 0	$ 15.79	$ 0	$ 17.63	$ 0	$ 17.85
Lowest Value	$ 11.45	$ 0	$ 10.77	$ 0	$ 11.49	$ 0	$ 11.12
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	57,974
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 17.33
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9.97
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	28,520
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 17.25
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 12,831	$ 21,200	$ 97,806	$ 31,198	$ 60,851	$ 50,498	$ 343,017	$ 270,194
Receivable from FILI	0	0	0	0	2	0	10	0
Total assets	12,831	21,200	97,806	31,198	60,853	50,498	343,027	270,194
Liabilities:
Payable to FILI	0	0	11	0	0	0	0	1
Total net assets	$ 12,831	$ 21,200	$ 97,795	$ 31,198	$ 60,853	$ 50,498	$ 343,027	$ 270,193
Net Assets:
Fidelity Retirement Reserves	$ 10,965	$ 0	$ 77,659	$ 0	$ 50,925	$ 0	$ 288,826	$ 0
Fidelity Income Advantage	1,866	0	20,136	0	9,928	0	54,201	0
Fidelity Personal Retirement	0	21,200	0	31,198	0	50,498	0	270,193
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 12,831	$ 21,200	$ 97,795	$ 31,198	$ 60,853	$ 50,498	$ 343,027	$ 270,193
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	766	0	4,268	0	3,827	0	12,364	0
Unit Value	$ 14.30	$ 0	$ 18.19	$ 0	$ 13.31	$ 0	$ 23.36	$ 0
Fidelity Income Advantage:
Units Outstanding	133	0	1,136	0	765	0	2,375	0
Unit Value	$ 14.07	$ 0	$ 17.74	$ 0	$ 12.97	$ 0	$ 22.82	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	1,702	0	2,617	0	4,161	0	20,885
Highest Value	$ 0	$ 18.20	$ 0	$ 16.58	$ 0	$ 20.77	$ 0	$ 18.58
Lowest Value	$ 0	$ 11.39	$ 0	$ 11.28	$ 0	$ 11.21	$ 0	$ 10.36
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,086	$ 70,784	$ 116,662	$ 96,552
Receivable from FILI	0	0	0	0	1	1	3	0
Total assets	43,338	41,124	26,682	42,820	64,087	70,785	116,665	96,552
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,087	$ 70,785	$ 116,665	$ 96,552
Net Assets:
Fidelity Retirement Reserves	$ 34,617	$ 0	$ 23,234	$ 0	$ 57,871	$ 0	$ 102,653	$ 0
Fidelity Income Advantage	8,721	0	3,448	0	6,216	0	14,012	0
Fidelity Personal Retirement	0	41,124	0	42,820	0	70,785	0	96,552
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,087	$ 70,785	$ 116,665	$ 96,552
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,532	0	1,614	0	4,328	0	4,324	0
Unit Value	$ 13.67	$ 0	$ 14.39	$ 0	$ 13.37	$ 0	$ 23.74	$ 0
Fidelity Income Advantage:
Units Outstanding	649	0	245	0	475	0	603	0
Unit Value	$ 13.45	$ 0	$ 14.09	$ 0	$ 13.09	$ 0	$ 23.25	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	3,595	0	3,112	0	5,008	0	6,916
Highest Value	$ 0	$ 22.97	$ 0	$ 14.86	$ 0	$ 26.12	$ 0	$ 18.64
Lowest Value	$ 0	$ 10.98	$ 0	$ 11.85	$ 0	$ 11.19	$ 0	$ 12.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 46,833	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,864	$ 13,369
Receivable from FILI	1	0	0	0	0	0	1	0
Total assets	46,834	63,726	10,884	12,218	31,582	40,592	6,865	13,369
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 46,834	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,865	$ 13,369
Net Assets:
Fidelity Retirement Reserves	$ 40,773	$ 0	$ 10,400	$ 0	$ 26,805	$ 0	$ 6,010	$ 0
Fidelity Income Advantage	6,061	0	484	0	4,777	0	855	0
Fidelity Personal Retirement	0	63,726	0	12,218	0	40,592	0	13,369
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 46,834	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,865	$ 13,369
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,642	0	1,522	0	1,279	0	464	0
Unit Value	$ 15.43	$ 0	$ 6.83	$ 0	$ 20.96	$ 0	$ 12.94	$ 0
Fidelity Income Advantage:
Units Outstanding	401	0	72	0	233	0	67	0
Unit Value	$ 15.11	$ 0	$ 6.69	$ 0	$ 20.53	$ 0	$ 12.67	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	4,588	0	1,781	0	2,836	0	1,069
Highest Value	$ 0	$ 19.07	$ 0	$ 14.37	$ 0	$ 20.55	$ 0	$ 21.71
Lowest Value	$ 0	$ 12.94	$ 0	$ 5.73	$ 0	$ 11.61	$ 0	$ 11.88
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 46,794	$ 74,345	$ 139,751	$ 754,252	$ 4,524	$ 6,664	$ 9,623	$ 22,731
Receivable from FILI	3	0	3	0	0	0	2	0
Total assets	46,797	74,345	139,754	754,252	4,524	6,664	9,625	22,731
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 46,797	$ 74,345	$ 139,754	$ 754,252	$ 4,524	$ 6,664	$ 9,625	$ 22,731
Net Assets:
Fidelity Retirement Reserves	$ 41,406	$ 0	$ 118,746	$ 0	$ 3,605	$ 0	$ 8,396	$ 0
Fidelity Income Advantage	5,391	0	21,008	0	919	0	1,229	0
Fidelity Personal Retirement	0	74,345	0	754,252	0	6,664	0	22,731
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 46,797	$ 74,345	$ 139,754	$ 754,252	$ 4,524	$ 6,664	$ 9,625	$ 22,731
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,981	0	7,333	0	335	0	826	0
Unit Value	$ 20.91	$ 0	$ 16.19	$ 0	$ 10.75	$ 0	$ 10.17	$ 0
Fidelity Income Advantage:
Units Outstanding	262	0	1,317	0	87	0	122	0
Unit Value	$ 20.56	$ 0	$ 15.94	$ 0	$ 10.61	$ 0	$ 10.03	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	5,319	0	54,717	0	589	0	2,160
Highest Value	$ 0	$ 28.65	$ 0	$ 15.64	$ 0	$ 18.45	$ 0	$ 19.92
Lowest Value	$ 0	$ 11.72	$ 0	$ 10.71	$ 0	$ 10.47	$ 0	$ 9.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	5,837	11,967	13,110	28,158	8,485	22,177	9,591	28,303
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Net Assets:
Fidelity Retirement Reserves	$ 4,960	$ 0	$ 10,781	$ 0	$ 7,272	$ 0	$ 9,591	$ 0
Fidelity Income Advantage	877	0	2,329	0	1,213	0	0	0
Fidelity Personal Retirement	0	11,967	0	28,158	0	22,177	0	28,303
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	556	0	1,034	0	599	0	770	0
Unit Value	$ 8.92	$ 0	$ 10.43	$ 0	$ 12.13	$ 0	$ 12.45	$ 0
Fidelity Income Advantage:
Units Outstanding	100	0	226	0	101	0	0	0
Unit Value	$ 8.80	$ 0	$ 10.29	$ 0	$ 11.97	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	1,237	0	2,506	0	1,742	0	2,276
Highest Value	$ 0	$ 15.20	$ 0	$ 19.99	$ 0	$ 19.65	$ 0	$ 13.03
Lowest Value	$ 0	$ 8.82	$ 0	$ 10.33	$ 0	$ 12.04	$ 0	$ 10.53
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Receivable from FILI	0	0	0	0	0	0
Total assets	4,940	8,618	15,014	46,201	28,585	61,744
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Net Assets:
Fidelity Retirement Reserves	$ 4,940	$ 0	$ 15,014	$ 0	$ 28,585	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	8,618	0	46,201	0	61,744
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	397	0	1,196	0	2,255	0
Unit Value	$ 12.43	$ 0	$ 12.55	$ 0	$ 12.68	$ 0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	673	0	3,649	0	4,778
Highest Value	$ 0	$ 14.80	$ 0	$ 15.19	$ 0	$ 15.42
Lowest Value	$ 0	$ 10.78	$ 0	$ 10.87	$ 0	$ 10.90
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 23,240	$ 92,705	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Receivable from FILI	0	20	0	0	0	0
Total assets	23,240	92,725	11,282	48,490	12,903	47,581
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 23,240	$ 92,725	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Net Assets:
Fidelity Retirement Reserves	$ 23,240	$ 0	$ 11,282	$ 0	$ 12,903	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	92,725	0	48,490	0	47,581
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 23,240	$ 92,725	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,869	0	909	0	1,070	0
Unit Value	$ 12.43	$ 0	$ 12.42	$ 0	$ 12.06	$ 0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	7,320	0	3,774	0	3,797
Highest Value	$ 0	$ 16.19	$ 0	$ 16.44	$ 0	$ 16.79
Lowest Value	$ 0	$ 11.01	$ 0	$ 11.03	$ 0	$ 11.08
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 8,619	$ 16,059	$ 6,821	$ 18,261	$ 49,155	$ 472,645	$ 677,139
Receivable from FILI	1	2	0	1	0	0	36
Total assets	8,620	16,061	6,821	18,262	49,155	472,645	677,175
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 8,620	$ 16,061	$ 6,821	$ 18,262	$ 49,155	$ 472,645	$ 677,175
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 15,743	$ 0	$ 60,340	$ 89,241
Fidelity Income Advantage	0	0	0	2,519	0	11,955	54,570
Fidelity Personal Retirement	0	0	0	0	49,155	397,170	522,395
Fidelity Freedom Lifetime Income	8,620	16,061	6,821	0	0	3,180	10,969
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 8,620	$ 16,061	$ 6,821	$ 18,262	$ 49,155	$ 472,645	$ 677,175
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,655	0	5,111	8,013
Unit Value	$ 0	$ 0	$ 0	$ 9.51	$ 0	$ 11.81	$ 11.14
Fidelity Income Advantage:
Units Outstanding	0	0	0	268	0	1,024	4,955
Unit Value	$ 0	$ 0	$ 0	$ 9.40	$ 0	$ 11.67	$ 11.01
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	4,347	33,196	43,862
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 18.12	$ 12.63	$ 14.36
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 9.77	$ 10.60	$ 10.84
Fidelity Freedom Lifetime Income:
Units Outstanding	692	1,287	568	0	0	292	1,066
Unit Value	$ 12.45	$ 12.48	$ 12.01	$ 0	$ 0	$ 10.90	$ 10.29
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 1,179,274	$ 494,533	$ 209,789	$ 12,545	$ 40,835	$ 25,308	$ 45,823
Receivable from FILI	0	3	2	10	0	1	0
Total assets	1,179,274	494,536	209,791	12,555	40,835	25,309	45,823
Liabilities:
Payable to FILI	25	0	0	0	0	0	0
Total net assets	$ 1,179,249	$ 494,536	$ 209,791	$ 12,555	$ 40,835	$ 25,309	$ 45,823
Net Assets:
Fidelity Retirement Reserves	$ 34,603	$ 47,553	$ 34,652	$ 10,798	$ 0	$ 21,767	$ 0
Fidelity Income Advantage	21,052	31,025	14,427	1,757	0	3,542	0
Fidelity Personal Retirement	254,596	415,043	158,837	0	40,835	0	45,823
Fidelity Freedom Lifetime Income	8,255	915	1,875	0	0	0	0
Fidelity Growth and Guaranteed Income	860,743	0	0	0	0	0	0
Total net assets	$ 1,179,249	$ 494,536	$ 209,791	$ 12,555	$ 40,835	$ 25,309	$ 45,823
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,470	4,597	3,563	850	0	1,772	0
Unit Value	$ 9.97	$ 10.34	$ 9.73	$ 12.71	$ 0	$ 12.28	$ 0
Fidelity Income Advantage:
Units Outstanding	2,129	3,033	1,500	139	0	291	0
Unit Value	$ 9.90	$ 10.23	$ 9.61	$ 12.59	$ 0	$ 12.17	$ 0
Fidelity Personal Retirement:
Units Outstanding	22,761	36,560	14,743	0	3,126	0	3,475
Highest Value	$ 14.97	$ 15.31	$ 16.01	$ 0	$ 16.25	$ 0	$ 25.44
Lowest Value	$ 10.18	$ 10.67	$ 10.04	$ 0	$ 12.09	$ 0	$ 11.59
Fidelity Freedom Lifetime Income:
Units Outstanding	822	96	208	0	0	0	0
Unit Value	$ 10.05	$ 9.58	$ 9.03	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	48,119	0	0	0	0	0	0
Highest Value	$ 14.53	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 9.70	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	31,276	0	0	0	0	0	0
Highest Value	$ 14.46	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 9.64	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,688	$ 166,236
Receivable from FILI	0	0	0	0	2	0
Total assets	2,767	5,543	13,797	27,571	122,690	166,236
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,690	$ 166,236
Net Assets:
Fidelity Retirement Reserves	$ 2,375	$ 0	$ 12,726	$ 0	$ 69,738	$ 32,881
Fidelity Income Advantage	392	0	1,071	0	7,378	4,108
Fidelity Personal Retirement	0	5,543	0	27,571	45,574	129,247
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,690	$ 166,236
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	276	0	1,798	0	2,965	1,167
Unit Value	$ 8.58	$ 0	$ 7.08	$ 0	$ 23.52	$ 28.18
Fidelity Income Advantage:
Units Outstanding	46	0	152	0	322	150
Unit Value	$ 8.50	$ 0	$ 7.03	$ 0	$ 22.93	$ 27.47
Fidelity Personal Retirement:
Units Outstanding	0	554	0	3,130	4,073	9,712
Highest Value	$ 0	$ 21.28	$ 0	$ 19.22	$ 19.27	$ 16.84
Lowest Value	$ 0	$ 8.78	$ 0	$ 7.21	$ 9.33	$ 10.57
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Value Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Assets:
Investments at market value	$ 34,613	$ 20,942	$ 25,411	$ 17,521
Receivable from FILI	1	0	1	2
Total assets	34,614	20,942	25,412	17,523
Liabilities:
Payable to FILI	0	1	0	0
Total net assets	$ 34,614	$ 20,941	$ 25,412	$ 17,523
Net Assets:
Fidelity Retirement Reserves	$ 13,187	$ 10,094	$ 21,842	$ 14,981
Fidelity Income Advantage	3,886	2,453	3,570	2,542
Fidelity Personal Retirement	17,541	8,394	0	0
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 34,614	$ 20,941	$ 25,412	$ 17,523
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,049	788	1,015	664
Unit Value	$ 12.57	$ 12.81	$ 21.52	$ 22.57
Fidelity Income Advantage:
Units Outstanding	317	196	170	116
Unit Value	$ 12.25	$ 12.49	$ 20.98	$ 22.01
Fidelity Personal Retirement:
Units Outstanding	1,703	954	0	0
Highest Value	$ 15.78	$ 12.89	$ 0	$ 0
Lowest Value	$ 9.27	$ 8.03	$ 0	$ 0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Assets:
Investments at market value	$ 151,783	$ 491,312	$ 403,892	$ 607,711
Receivable from FILI	5	0	0	2
Total assets	151,788	491,312	403,892	607,713
Liabilities:
Payable to FILI	0	0	0	0
Total net assets	$ 151,788	$ 491,312	$ 403,892	$ 607,713
Net Assets:
Fidelity Retirement Reserves	$ 38,459	$ 50,480	$ 45,748	$ 50,387
Fidelity Income Advantage	2,969	3,183	4,370	3,042
Fidelity Personal Retirement	110,360	437,649	353,774	554,284
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 151,788	$ 491,312	$ 403,892	$ 607,713
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,075	4,752	3,746	4,518
Unit Value	$ 12.51	$ 10.62	$ 12.21	$ 11.15
Fidelity Income Advantage:
Units Outstanding	240	301	359	274
Unit Value	$ 12.36	$ 10.57	$ 12.16	$ 11.10
Fidelity Personal Retirement:
Units Outstanding	8,818	41,481	29,607	50,457
Highest Value	$ 20.34	$ 10.76	$ 12.37	$ 11.29
Lowest Value	$ 9.40	$ 10.18	$ 11.17	$ 10.34
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 520	$ 654	$ 9,283	$ 15,197	$ 10,518	$ 3,408
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,303	0	814	0	2,822	0
Administrative and other charges	220	0	54	0	188	0
Total expenses	3,523	0	868	0	3,010	0
Fidelity Income Advantage:
Mortality and expense risk charges	298	0	268	0	466	0
Administrative and other charges	100	0	90	0	155	0
Total expenses	398	0	358	0	621	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,267	0	340	0	225
Administrative and other charges	0	383	0	111	0	67
Total expenses	0	1,650	0	451	0	292
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	6	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	7	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	24	0	0	0	0
Administrative and other charges	0	6	0	0	0	0
Total expenses	0	30	0	0	0	0
Total expenses	3,921	1,687	1,226	451	3,631	292
Net investment income (loss)	(3,401)	(1,033)	8,057	14,746	6,887	3,116
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(3,899)	2,948	(13,730)	909
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	0	(3,899)	2,948	(13,730)	909
Unrealized appreciation (depreciation)	0	0	402	(10,751)	8,403	(3,630)
Net increase (decrease) in net assets from operations	$ (3,401)	$ (1,033)	$ 4,560	$ 6,943	$ 1,560	$ 395

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 1,365	$ 271	$ 1,140	$ 644	$ 1,581	$ 11,205	$ 13,997
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,645	0	596	325	0	2,014	0
Administrative and other charges	176	0	40	22	0	134	0
Total expenses	2,821	0	636	347	0	2,148	0
Fidelity Income Advantage:
Mortality and expense risk charges	284	0	49	50	0	575	0
Administrative and other charges	94	0	16	16	0	192	0
Total expenses	378	0	65	66	0	767	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	157	0	0	203	0	638
Administrative and other charges	0	46	0	0	60	0	191
Total expenses	0	203	0	0	263	0	829
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,199	203	701	413	263	2,915	829
Net investment income (loss)	(1,834)	68	439	231	1,318	8,290	13,168
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(12,976)	884	(4,927)	(2,893)	(85)	(93)	2,199
Realized gain distributions	1,332	308	167	99	215	9,193	10,403
Net realized gain (loss) on investments	(11,644)	1,192	(4,760)	(2,794)	130	9,100	12,602
Unrealized appreciation (depreciation)	12,358	(2,304)	(10,928)	(6,239)	(24,167)	3,797	(204)
Net increase (decrease) in net assets from operations	$ (1,120)	$ (1,044)	$ (15,249)	$ (8,802)	$ (22,719)	$ 21,187	$ 25,566

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 5,485	$ 1,818	$ 12,687	$ 1,393	$ 552	$ 8,718	$ 4,975
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,803	0	2,453	543	0	6,058	0
Administrative and other charges	120	0	164	36	0	404	0
Total expenses	1,923	0	2,617	579	0	6,462	0
Fidelity Income Advantage:
Mortality and expense risk charges	387	0	371	130	0	720	0
Administrative and other charges	130	0	124	44	0	240	0
Total expenses	517	0	495	174	0	960	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	157	446	0	59	0	886
Administrative and other charges	0	46	139	0	17	0	260
Total expenses	0	203	585	0	76	0	1,146
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,440	203	3,697	753	76	7,422	1,146
Net investment income (loss)	3,045	1,615	8,990	640	476	1,296	3,829
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,945)	1,037	(317)	(1,180)	275	(4,269)	4,672
Realized gain distributions	1,340	457	15,341	168	70	0	0
Net realized gain (loss) on investments	(1,605)	1,494	15,024	(1,012)	345	(4,269)	4,672
Unrealized appreciation (depreciation)	(10,561)	(6,131)	(15,197)	(5,566)	(3,355)	(24,723)	(24,677)
Net increase (decrease) in net assets from operations	$ (9,121)	$ (3,022)	$ 8,817	$ (5,938)	$ (2,534)	$ (27,696)	$ (16,176)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,172	$ 19,847	$ 34	$ 43	$ 1,801	$ 547
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	758	0	96	0	626	0
Administrative and other charges	51	0	6	0	42	0
Total expenses	809	0	102	0	668	0
Fidelity Income Advantage:
Mortality and expense risk charges	298	0	17	0	161	0
Administrative and other charges	99	0	6	0	53	0
Total expenses	397	0	23	0	214	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	480	0	31	0	51
Administrative and other charges	0	134	0	18	0	15
Total expenses	0	614	0	49	0	66
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,157	0	0	0	0
Administrative and other charges	0	2,481	0	0	0	0
Total expenses	0	11,638	0	0	0	0
Total expenses	1,206	12,252	125	49	882	66
Net investment income (loss)	966	7,595	(91)	(6)	919	481
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	821	25,248	(355)	(55)	(3,467)	389
Realized gain distributions	348	3,346	0	0	0	0
Net realized gain (loss) on investments	1,169	28,594	(355)	(55)	(3,467)	389
Unrealized appreciation (depreciation)	(8,323)	(95,655)	7	(605)	3,481	(606)
Net increase (decrease) in net assets from operations	$ (6,188)	$ (59,466)	$ (439)	$ (666)	$ 933	$ 264

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 103	$ 51	$ 981	$ 523	$ 490	$ 429
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	395	0	2,646	0	311	0
Administrative and other charges	26	0	176	0	21	0
Total expenses	421	0	2,822	0	332	0
Fidelity Income Advantage:
Mortality and expense risk charges	75	0	486	0	73	0
Administrative and other charges	25	0	162	0	25	0
Total expenses	100	0	648	0	98	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	71	0	517	0	70
Administrative and other charges	0	22	0	154	0	23
Total expenses	0	93	0	671	0	93
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	521	93	3,470	671	430	93
Net investment income (loss)	(418)	(42)	(2,489)	(148)	60	336
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(322)	2,274	11,138	1,746	(3,648)	(969)
Realized gain distributions	0	0	650	514	0	0
Net realized gain (loss) on investments	(322)	2,274	11,788	2,260	(3,648)	(969)
Unrealized appreciation (depreciation)	1,284	(2,569)	(56,021)	(37,636)	(1,082)	(3,691)
Net increase (decrease) in net assets from operations	$ 544	$ (337)	$ (46,722)	$ (35,524)	$ (4,670)	$ (4,324)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 457	$ 716	$ 0	$ 0	$ 1,424	$ 1,090
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	131	0	564	0	962	0
Administrative and other charges	9	0	38	0	64	0
Total expenses	140	0	602	0	1,026	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	68	0	131	0
Administrative and other charges	6	0	23	0	43	0
Total expenses	25	0	91	0	174	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	40	0	139	0	187
Administrative and other charges	0	12	0	44	0	57
Total expenses	0	52	0	183	0	244
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	165	52	693	183	1,200	244
Net investment income (loss)	292	664	(693)	(183)	224	846
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(467)	(90)	6,389	4,441	324	1,985
Realized gain distributions	0	0	3,007	2,956	0	0
Net realized gain (loss) on investments	(467)	(90)	9,396	7,397	324	1,985
Unrealized appreciation (depreciation)	2,609	2,642	(17,497)	(16,685)	(8,845)	(10,589)
Net increase (decrease) in net assets from operations	$ 2,434	$ 3,216	$ (8,794)	$ (9,471)	$ (8,297)	$ (7,758)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 0	$ 0	$ 56	$ 49	$ 357	$ 418
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	298	0	98	0	263	0
Administrative and other charges	20	0	6	0	17	0
Total expenses	318	0	104	0	280	0
Fidelity Income Advantage:
Mortality and expense risk charges	40	0	7	0	46	0
Administrative and other charges	13	0	3	0	16	0
Total expenses	53	0	10	0	62	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	84	0	27	0	84
Administrative and other charges	0	26	0	8	0	26
Total expenses	0	110	0	35	0	110
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	371	110	114	35	342	110
Net investment income (loss)	(371)	(110)	(58)	14	15	308
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,126	1,151	(1,728)	(970)	486	865
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	2,126	1,151	(1,728)	(970)	486	865
Unrealized appreciation (depreciation)	(594)	148	(1,083)	(2,718)	(3,528)	(5,099)
Net increase (decrease) in net assets from operations	$ 1,161	$ 1,189	$ (2,869)	$ (3,674)	$ (3,027)	$ (3,926)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 46	$ 68	$ 523	$ 779	$ 5,783	$ 30,511
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	61	0	333	0	892	0
Administrative and other charges	4	0	22	0	59	0
Total expenses	65	0	355	0	951	0
Fidelity Income Advantage:
Mortality and expense risk charges	8	0	43	0	158	0
Administrative and other charges	3	0	14	0	53	0
Total expenses	11	0	57	0	211	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	24	0	111	0	1,117
Administrative and other charges	0	8	0	35	0	337
Total expenses	0	32	0	146	0	1,454
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	76	32	412	146	1,162	1,454
Net investment income (loss)	(30)	36	111	633	4,621	29,057
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	688	886	(528)	665	2,157	2,626
Realized gain distributions	0	0	0	0	2,949	15,075
Net realized gain (loss) on investments	688	886	(528)	665	5,106	17,701
Unrealized appreciation (depreciation)	(899)	(1,272)	3,279	2,561	(4,633)	(20,476)
Net increase (decrease) in net assets from operations	$ (241)	$ (350)	$ 2,862	$ 3,859	$ 5,094	$ 26,282

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 96	$ 227	$ 93	$ 192
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	37	0	75	0	48	0
Administrative and other charges	2	0	5	0	3	0
Total expenses	39	0	80	0	51	0
Fidelity Income Advantage:
Mortality and expense risk charges	8	0	11	0	8	0
Administrative and other charges	2	0	4	0	3	0
Total expenses	10	0	15	0	11	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	13	0	43	0	23
Administrative and other charges	0	4	0	12	0	7
Total expenses	0	17	0	55	0	30
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	17	95	55	62	30
Net investment income (loss)	(49)	(17)	1	172	31	162
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(162)	66	(123)	(421)	(1,117)	(1,271)
Realized gain distributions	0	0	14	27	0	0
Net realized gain (loss) on investments	(162)	66	(109)	(394)	(1,117)	(1,271)
Unrealized appreciation (depreciation)	(353)	(819)	(1,308)	(3,033)	520	133
Net increase (decrease) in net assets from operations	$ (564)	$ (770)	$ (1,416)	$ (3,255)	$ (566)	$ (976)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 147	$ 296	$ 0	$ 0	$ 172	$ 510
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	100	0	53	0	74	0
Administrative and other charges	7	0	3	0	5	0
Total expenses	107	0	56	0	79	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	9	0	0	0
Administrative and other charges	7	0	3	0	0	0
Total expenses	27	0	12	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	57	0	31	0	53
Administrative and other charges	0	17	0	10	0	15
Total expenses	0	74	0	41	0	68
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	134	74	68	41	79	68
Net investment income (loss)	13	222	(68)	(41)	93	442
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	549	46	258	571	20	75
Realized gain distributions	0	0	0	0	36	190
Net realized gain (loss) on investments	549	46	258	571	56	265
Unrealized appreciation (depreciation)	(970)	(1,075)	(346)	(1,337)	(77)	(340)
Net increase (decrease) in net assets from operations	$ (408)	$ (807)	$ (156)	$ (807)	$ 72	$ 367

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 94	$ 162	$ 321	$ 989	$ 609	$ 1,324
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	38	0	125	0	230	0
Administrative and other charges	3	0	8	0	15	0
Total expenses	41	0	133	0	245	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	18	0	92	0	122
Administrative and other charges	0	5	0	25	0	32
Total expenses	0	23	0	117	0	154
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	41	23	133	117	245	154
Net investment income (loss)	53	139	188	872	364	1,170
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(50)	(21)	(24)	96	244	165
Realized gain distributions	18	60	79	189	147	476
Net realized gain (loss) on investments	(32)	39	55	285	391	641
Unrealized appreciation (depreciation)	(53)	(242)	(366)	(1,403)	(1,081)	(2,251)
Net increase (decrease) in net assets from operations	$ (32)	$ (64)	$ (123)	$ (246)	$ (326)	$ (440)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 510	$ 2,041	$ 243	$ 1,061	$ 279	$ 1,022
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	185	0	96	0	102	0
Administrative and other charges	12	0	6	0	7	0
Total expenses	197	0	102	0	109	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	171	0	91	0	92
Administrative and other charges	0	47	0	23	0	24
Total expenses	0	218	0	114	0	116
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	197	218	102	114	109	116
Net investment income (loss)	313	1,823	141	947	170	906
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	143	423	281	458	(33)	551
Realized gain distributions	88	512	37	176	39	172
Net realized gain (loss) on investments	231	935	318	634	6	723
Unrealized appreciation (depreciation)	(1,013)	(4,371)	(760)	(3,084)	(675)	(3,301)
Net increase (decrease) in net assets from operations	$ (469)	$ (1,613)	$ (301)	$ (1,503)	$ (499)	$ (1,672)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 186	$ 360	$ 150	$ 94	$ 217	$ 7,596	$ 11,932
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	128	0	429	704
Administrative and other charges	0	0	0	9	0	29	47
Total expenses	0	0	0	137	0	458	751
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	20	0	85	431
Administrative and other charges	0	0	0	7	0	29	144
Total expenses	0	0	0	27	0	114	575
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	79	601	907
Administrative and other charges	0	0	0	0	25	170	250
Total expenses	0	0	0	0	104	771	1,157
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	41	78	35	0	0	13	34
Administrative and other charges	8	15	7	0	0	3	7
Total expenses	49	93	42	0	0	16	41
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	49	93	42	164	104	1,359	2,524
Net investment income (loss)	137	267	108	(70)	113	6,237	9,408
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	69	20	9	963	1,464	3,596	8,121
Realized gain distributions	55	72	21	0	0	868	1,492
Net realized gain (loss) on investments	124	92	30	963	1,464	4,464	9,613
Unrealized appreciation (depreciation)	(259)	(430)	(334)	(1,582)	(3,108)	(3,423)	(25,634)
Net increase (decrease) in net assets from operations	$ 2	$ (71)	$ (196)	$ (689)	$ (1,531)	$ 7,278	$ (6,613)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 16,949	$ 8,110	$ 2,645	$ 130	$ 399	$ 437	$ 736
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	277	400	297	57	0	226	0
Administrative and other charges	18	27	20	4	0	15	0
Total expenses	295	427	317	61	0	241	0
Fidelity Income Advantage:
Mortality and expense risk charges	169	258	120	13	0	38	0
Administrative and other charges	56	87	38	0	0	2	0
Total expenses	225	345	158	13	0	40	0
Fidelity Personal Retirement:
Mortality and expense risk charges	397	757	267	0	37	0	89
Administrative and other charges	117	209	79	0	11	0	28
Total expenses	514	966	346	0	48	0	117
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	23	2	8	0	0	0	0
Administrative and other charges	5	0	2	0	0	0	0
Total expenses	28	2	10	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	8,819	0	0	0	0	0	0
Administrative and other charges	2,301	0	0	0	0	0	0
Total expenses	11,120	0	0	0	0	0	0
Total expenses	12,182	1,740	831	74	48	281	117
Net investment income (loss)	4,767	6,370	1,814	56	351	156	619
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	27,113	3,565	2,051	388	551	2,831	2,484
Realized gain distributions	2,561	1,289	553	0	0	0	0
Net realized gain (loss) on investments	29,674	4,854	2,604	388	551	2,831	2,484
Unrealized appreciation (depreciation)	(72,362)	(28,763)	(17,799)	220	1,169	(6,342)	(8,501)
Net increase (decrease) in net assets from operations	$ (37,921)	$ (17,539)	$ (13,381)	$ 664	$ 2,071	$ (3,355)	$ (5,398)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 44	$ 92	$ 156	$ 316	$ 655	$ 5,230
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	24	0	133	0	684	240
Administrative and other charges	2	0	9	0	46	16
Total expenses	26	0	142	0	730	256
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	14	0	76	31
Administrative and other charges	0	0	4	0	25	11
Total expenses	5	0	18	0	101	42
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	59	97	168
Administrative and other charges	0	3	0	18	29	55
Total expenses	0	13	0	77	126	223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	31	13	160	77	957	521
Net investment income (loss)	13	79	(4)	239	(302)	4,709
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	135	153	2,088	1,187	(11,714)	287
Realized gain distributions	0	0	0	0	0	1,630
Net realized gain (loss) on investments	135	153	2,088	1,187	(11,714)	1,917
Unrealized appreciation (depreciation)	(500)	(744)	(6,458)	(9,387)	(19,726)	2,236
Net increase (decrease) in net assets from operations	$ (352)	$ (512)	$ (4,374)	$ (7,961)	$ (31,742)	$ 8,862

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Value Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I
Income:
Dividends	$ 539	$ 839	$ 0	$ 29	$ 54
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	126	97	181	131	60
Administrative and other charges	8	6	12	9	4
Total expenses	134	103	193	140	64
Fidelity Income Advantage:
Mortality and expense risk charges	34	22	30	22	11
Administrative and other charges	11	7	10	7	3
Total expenses	45	29	40	29	14
Fidelity Personal Retirement:
Mortality and expense risk charges	33	15	0	0	0
Administrative and other charges	10	5	0	0	0
Total expenses	43	20	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	222	152	233	169	78
Net investment income (loss)	317	687	(233)	(140)	(24)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,467)	899	(1,624)	(1,502)	(18,816)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(5,467)	899	(1,624)	(1,502)	(18,816)
Unrealized appreciation (depreciation)	3,646	(4,612)	1,847	402	18,203
Net increase (decrease) in net assets from operations	$ (1,504)	$ (3,026)	$ (10)	$ (1,240)	$ (637)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex III	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Income:
Dividends	$ 551	$ 4,288	$ 7,762	$ 5,566	$ 13,903
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	74	403	342	221	334
Administrative and other charges	5	27	23	15	22
Total expenses	79	430	365	236	356
Fidelity Income Advantage:
Mortality and expense risk charges	11	32	22	18	21
Administrative and other charges	3	11	7	6	6
Total expenses	14	43	29	24	27
Fidelity Personal Retirement:
Mortality and expense risk charges	9	221	621	388	757
Administrative and other charges	3	66	208	127	240
Total expenses	12	287	829	515	997
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	105	760	1,223	775	1,380
Net investment income (loss)	446	3,528	6,539	4,791	12,523
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,457)	1,342	1,071	2,334	475
Realized gain distributions	0	0	0	11,245	8,643
Net realized gain (loss) on investments	(1,457)	1,342	1,071	13,579	9,118
Unrealized appreciation (depreciation)	(2,273)	(42,716)	(4,685)	10,561	(5,562)
Net increase (decrease) in net assets from operations	$ (3,284)	$ (37,846)	$ 2,925	$ 28,931	$ 16,079

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (3,401)	$ (3,799)	$ (1,033)	$ (806)	$ 8,057	$ 9,947	$ 14,746	$ 12,152
Net realized gain (loss) on investments	0	323	0	490	(3,899)	2,314	2,948	19,104
Unrealized appreciation (depreciation)	0	0	0	0	402	5,983	(10,751)	(9,478)
Net increase (decrease) in net assets from operations	(3,401)	(3,476)	(1,033)	(316)	4,560	18,244	6,943	21,778
Contract Transactions:
Payments received from contract owners	8,037	11,318	1,100,327	1,052,620	983	851	22,302	23,632
Transfers between sub-accounts and the fixed account, net	100,029	(28,730)	(794,424)	(981,760)	(10,270)	(12,239)	10,225	14,132
Contract benefits	(8,358)	(11,894)	(18,111)	(17,139)	(4,214)	(4,269)	(272)	(101)
Contract terminations	(127,805)	(151,145)	(222,712)	(240,185)	(7,259)	(6,808)	(6,252)	(4,860)
Contract maintenance charges	(138)	(165)	0	0	(27)	(28)	0	0
Other transfers (to) from FILI, net	(257)	524	(63)	3	(184)	29	(1)	1
Net increase (decrease) in net assets from contract transactions	(28,492)	(180,092)	65,017	(186,461)	(20,971)	(22,464)	26,002	32,804
Total increase (decrease) in net assets	(31,893)	(183,568)	63,984	(186,777)	(16,411)	(4,220)	32,945	54,582
Net Assets:
Beginning of period	506,091	689,659	733,485	920,262	150,089	154,309	204,605	150,023
End of period	$ 474,198	$ 506,091	$ 797,469	$ 733,485	$ 133,678	$ 150,089	$ 237,550	$ 204,605
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 6,887	$ 4,195	$ 3,116	$ 1,739	$ (1,834)	$ (2,002)	$ 68	$ (20)
Net realized gain (loss) on investments	(13,730)	(21,537)	909	(11,512)	(11,644)	(20,713)	1,192	(720)
Unrealized appreciation (depreciation)	8,403	76,527	(3,630)	25,325	12,358	100,062	(2,304)	15,042
Net increase (decrease) in net assets from operations	1,560	59,185	395	15,552	(1,120)	77,347	(1,044)	14,302
Contract Transactions:
Payments received from contract owners	1,301	1,730	2,534	1,424	1,492	1,348	1,340	703
Transfers between sub-accounts and the fixed account, net	(26,738)	(31,982)	13,338	1,296	(24,088)	(22,313)	10,891	5,427
Contract benefits	(11,789)	(9,897)	(77)	(25)	(6,722)	(5,510)	(72)	(28)
Contract terminations	(23,073)	(22,431)	(5,353)	(4,419)	(19,262)	(17,676)	(2,988)	(1,924)
Contract maintenance charges	(90)	(98)	0	0	(102)	(103)	0	0
Other transfers (to) from FILI, net	(574)	78	4	3	(155)	76	9	0
Net increase (decrease) in net assets from contract transactions	(60,963)	(62,600)	10,446	(1,721)	(48,837)	(44,178)	9,180	4,178
Total increase (decrease) in net assets	(59,403)	(3,415)	10,841	13,831	(49,957)	33,169	8,136	18,480
Net Assets:
Beginning of period	462,690	466,105	124,725	110,894	400,095	366,926	80,947	62,467
End of period	$ 403,287	$ 462,690	$ 135,566	$ 124,725	$ 350,138	$ 400,095	$ 89,083	$ 80,947

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 439	$ 500	$ 231	$ 284	$ 1,318	$ 1,204
Net realized gain (loss) on investments	(4,760)	(6,358)	(2,794)	(3,766)	130	(7,897)
Unrealized appreciation (depreciation)	(10,928)	16,107	(6,239)	9,325	(24,167)	19,929
Net increase (decrease) in net assets from operations	(15,249)	10,249	(8,802)	5,843	(22,719)	13,236
Contract Transactions:
Payments received from contract owners	0	0	364	508	3,136	2,492
Transfers between sub-accounts and the fixed account, net	(6,977)	(7,890)	(6,257)	(7,403)	6,018	1,571
Contract benefits	(1,218)	(1,151)	(1,031)	(870)	(50)	(70)
Contract terminations	(3,388)	(4,009)	(2,397)	(2,780)	(5,356)	(3,411)
Contract maintenance charges	(20)	(22)	(15)	(16)	(6)	(2)
Other transfers (to) from FILI, net	(49)	(23)	(37)	18	14	(2)
Net increase (decrease) in net assets from contract transactions	(11,652)	(13,095)	(9,373)	(10,543)	3,756	578
Total increase (decrease) in net assets	(26,901)	(2,846)	(18,175)	(4,700)	(18,963)	13,814
Net Assets:
Beginning of period	95,324	98,170	56,429	61,129	119,350	105,536
End of period	$ 68,423	$ 95,324	$ 38,254	$ 56,429	$ 100,387	$ 119,350
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 8,290	$ 10,016	$ 13,168	$ 12,935	$ 3,045	$ 2,462	$ 1,615	$ 1,116
Net realized gain (loss) on investments	9,100	6,105	12,602	18,154	(1,605)	(3,579)	1,494	1,487
Unrealized appreciation (depreciation)	3,797	11,328	(204)	(2,091)	(10,561)	38,290	(6,131)	6,722
Net increase (decrease) in net assets from operations	21,187	27,449	25,566	28,998	(9,121)	37,173	(3,022)	9,325
Contract Transactions:
Payments received from contract owners	2,175	1,648	22,508	20,548	729	838	4,900	4,112
Transfers between sub-accounts and the fixed account, net	(16,254)	(36,798)	29,659	(26,121)	(12,889)	(7,958)	6,460	14,621
Contract benefits	(9,727)	(10,553)	(1,044)	(450)	(8,404)	(8,878)	0	(32)
Contract terminations	(19,039)	(23,759)	(19,926)	(18,795)	(12,868)	(16,767)	(4,259)	(2,848)
Contract maintenance charges	(62)	(78)	0	0	(59)	(64)	0	0
Other transfers (to) from FILI, net	(369)	159	4	2	(236)	(20)	(1)	0
Net increase (decrease) in net assets from contract transactions	(43,276)	(69,381)	31,201	(24,816)	(33,727)	(32,849)	7,100	15,853
Total increase (decrease) in net assets	(22,089)	(41,932)	56,767	4,182	(42,848)	4,324	4,078	25,178
Net Assets:
Beginning of period	370,235	412,167	387,545	383,363	306,579	302,255	86,659	61,481
End of period	$ 348,146	$ 370,235	$ 444,312	$ 387,545	$ 263,731	$ 306,579	$ 90,737	$ 86,659

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 8,990	$ 8,115	$ 640	$ 283	$ 476	$ 243
Net realized gain (loss) on investments	15,024	6,325	(1,012)	(2,310)	345	154
Unrealized appreciation (depreciation)	(15,197)	67,340	(5,566)	15,086	(3,355)	3,327
Net increase (decrease) in net assets from operations	8,817	81,780	(5,938)	13,059	(2,534)	3,724
Contract Transactions:
Payments received from contract owners	9,170	7,409	721	830	310	531
Transfers between sub-accounts and the fixed account, net	(10,321)	(8,259)	(5,054)	(5,725)	6,141	3,503
Contract benefits	(6,734)	(7,130)	(2,780)	(2,033)	(15)	(34)
Contract terminations	(26,055)	(24,865)	(3,629)	(5,183)	(1,292)	(1,380)
Contract maintenance charges	(82)	(87)	(22)	(23)	0	0
Other transfers (to) from FILI, net	94	179	(80)	(8)	3	0
Net increase (decrease) in net assets from contract transactions	(33,928)	(32,753)	(10,844)	(12,142)	5,147	2,620
Total increase (decrease) in net assets	(25,111)	49,027	(16,782)	917	2,613	6,344
Net Assets:
Beginning of period	656,558	607,531	95,386	94,469	29,732	23,388
End of period	$ 631,447	$ 656,558	$ 78,604	$ 95,386	$ 32,345	$ 29,732
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 1,296	$ 3,470	$ 3,829	$ 4,226	$ 966	$ 1,078	$ 7,595	$ 7,285
Net realized gain (loss) on investments	(4,269)	(16,321)	4,672	(11,608)	1,169	90	28,594	29,286
Unrealized appreciation (depreciation)	(24,723)	148,345	(24,677)	75,762	(8,323)	20,266	(95,655)	144,272
Net increase (decrease) in net assets from operations	(27,696)	135,494	(16,176)	68,380	(6,188)	21,434	(59,466)	180,843
Contract Transactions:
Payments received from contract owners	2,984	3,377	14,026	12,593	973	900	14,494	10,432
Transfers between sub-accounts and the fixed account, net	(62,693)	(62,036)	26,845	32,963	(6,578)	(358)	34,938	30,698
Contract benefits	(15,843)	(14,366)	(359)	(319)	(4,662)	(5,060)	(960)	(1,076)
Contract terminations	(39,515)	(44,088)	(19,282)	(13,828)	(6,655)	(8,437)	(67,956)	(60,639)
Contract maintenance charges	(214)	(226)	0	0	(23)	(26)	0	0
Other transfers (to) from FILI, net	(331)	321	10	24	(59)	92	16	(2)
Net increase (decrease) in net assets from contract transactions	(115,612)	(117,018)	21,240	31,433	(17,004)	(12,889)	(19,468)	(20,587)
Total increase (decrease) in net assets	(143,308)	18,476	5,064	99,813	(23,192)	8,545	(78,934)	160,256
Net Assets:
Beginning of period	953,950	935,474	495,538	395,725	147,021	138,476	1,261,094	1,100,838
End of period	$ 810,642	$ 953,950	$ 500,602	$ 495,538	$ 123,829	$ 147,021	$ 1,182,160	$ 1,261,094

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (91)	$ (104)	$ (6)	$ (14)	$ 919	$ (166)	$ 481	$ 101
Net realized gain (loss) on investments	(355)	(297)	(55)	(23)	(3,467)	(6,742)	389	(1,082)
Unrealized appreciation (depreciation)	7	2,966	(605)	3,306	3,481	20,772	(606)	3,807
Net increase (decrease) in net assets from operations	(439)	2,565	(666)	3,269	933	13,864	264	2,826
Contract Transactions:
Payments received from contract owners	54	78	591	986	371	436	1,071	587
Transfers between sub-accounts and the fixed account, net	(2,745)	483	(539)	2,756	(7,573)	(8,941)	3,787	2,595
Contract benefits	(349)	(298)	(60)	(8)	(2,962)	(3,185)	(72)	0
Contract terminations	(1,232)	(899)	(751)	(890)	(4,633)	(5,529)	(709)	(874)
Contract maintenance charges	(3)	(4)	0	0	(27)	(29)	0	0
Other transfers (to) from FILI, net	(12)	19	0	0	(83)	26	(1)	5
Net increase (decrease) in net assets from contract transactions	(4,287)	(621)	(759)	2,844	(14,907)	(17,222)	4,076	2,313
Total increase (decrease) in net assets	(4,726)	1,944	(1,425)	6,113	(13,974)	(3,358)	4,340	5,139
Net Assets:
Beginning of period	17,557	15,613	22,625	16,512	111,769	115,127	26,858	21,719
End of period	$ 12,831	$ 17,557	$ 21,200	$ 22,625	$ 97,795	$ 111,769	$ 31,198	$ 26,858
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (418)	$ (344)	$ (42)	$ (23)	$ (2,489)	$ (1,907)	$ (148)	$ 213
Net realized gain (loss) on investments	(322)	171	2,274	4,022	11,788	4,501	2,260	7,652
Unrealized appreciation (depreciation)	1,284	11,129	(2,569)	1,313	(56,021)	99,174	(37,636)	52,184
Net increase (decrease) in net assets from operations	544	10,956	(337)	5,312	(46,722)	101,768	(35,524)	60,049
Contract Transactions:
Payments received from contract owners	251	176	833	548	1,575	1,505	8,797	7,959
Transfers between sub-accounts and the fixed account, net	3,118	(933)	17,302	3,470	(48,501)	(288)	(560)	46,720
Contract benefits	(1,169)	(1,043)	(23)	0	(8,645)	(8,171)	(309)	(101)
Contract terminations	(2,793)	(3,045)	(1,327)	(1,128)	(18,411)	(18,913)	(8,888)	(7,394)
Contract maintenance charges	(15)	(14)	0	0	(88)	(89)	0	0
Other transfers (to) from FILI, net	7	(3)	0	(1)	(432)	453	21	31
Net increase (decrease) in net assets from contract transactions	(601)	(4,862)	16,785	2,889	(74,502)	(25,503)	(939)	47,215
Total increase (decrease) in net assets	(57)	6,094	16,448	8,201	(121,224)	76,265	(36,463)	107,264
Net Assets:
Beginning of period	60,910	54,816	34,050	25,849	464,251	387,986	306,656	199,392
End of period	$ 60,853	$ 60,910	$ 50,498	$ 34,050	$ 343,027	$ 464,251	$ 270,193	$ 306,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 60	$ (179)	$ 336	$ 87	$ 292	$ 372	$ 664	$ 436
Net realized gain (loss) on investments	(3,648)	(2,674)	(969)	(1,163)	(467)	(1,530)	(90)	(201)
Unrealized appreciation (depreciation)	(1,082)	14,387	(3,691)	9,969	2,609	2,918	2,642	1,345
Net increase (decrease) in net assets from operations	(4,670)	11,534	(4,324)	8,893	2,434	1,760	3,216	1,580
Contract Transactions:
Payments received from contract owners	189	248	667	873	108	95	1,074	764
Transfers between sub-accounts and the fixed account, net	(5,561)	(527)	(43)	2,445	6,170	(3,505)	21,612	4,056
Contract benefits	(1,482)	(1,186)	(5)	(27)	(402)	(299)	0	(31)
Contract terminations	(2,647)	(2,246)	(2,034)	(2,044)	(743)	(954)	(874)	(3,326)
Contract maintenance charges	(10)	(11)	0	0	(14)	(6)	(8)	(30)
Other transfers (to) from FILI, net	(13)	55	1	(1)	13	17	1	0
Net increase (decrease) in net assets from contract transactions	(9,524)	(3,667)	(1,414)	1,246	5,132	(4,652)	21,805	1,433
Total increase (decrease) in net assets	(14,194)	7,867	(5,738)	10,139	7,566	(2,892)	25,021	3,013
Net Assets:
Beginning of period	57,532	49,665	46,862	36,723	19,116	22,008	17,799	14,786
End of period	$ 43,338	$ 57,532	$ 41,124	$ 46,862	$ 26,682	$ 19,116	$ 42,820	$ 17,799
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (693)	$ (638)	$ (183)	$ (160)	$ 224	$ (292)	$ 846	$ 238
Net realized gain (loss) on investments	9,396	7,306	7,397	9,576	324	(5,980)	1,985	(4,651)
Unrealized appreciation (depreciation)	(17,497)	10,735	(16,685)	5,590	(8,845)	26,098	(10,589)	17,849
Net increase (decrease) in net assets from operations	(8,794)	17,403	(9,471)	15,006	(8,297)	19,826	(7,758)	13,436
Contract Transactions:
Payments received from contract owners	415	447	2,779	1,802	721	431	3,182	1,122
Transfers between sub-accounts and the fixed account, net	(13,648)	(2,869)	(4,790)	10,496	(4,529)	(15,675)	9,460	478
Contract benefits	(1,686)	(954)	(74)	(52)	(2,725)	(2,233)	(3)	(33)
Contract terminations	(4,244)	(3,043)	(2,194)	(1,888)	(5,405)	(5,224)	(3,554)	(3,115)
Contract maintenance charges	(49)	(56)	(31)	(30)	(89)	(128)	(59)	(20)
Other transfers (to) from FILI, net	(16)	21	11	3	54	113	(3)	(4)
Net increase (decrease) in net assets from contract transactions	(19,228)	(6,454)	(4,299)	10,331	(11,973)	(22,716)	9,023	(1,572)
Total increase (decrease) in net assets	(28,022)	10,949	(13,770)	25,337	(20,270)	(2,890)	1,265	11,864
Net Assets:
Beginning of period	92,109	81,160	84,555	59,218	136,935	139,825	95,287	83,423
End of period	$ 64,087	$ 92,109	$ 70,785	$ 84,555	$ 116,665	$ 136,935	$ 96,552	$ 95,287

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (371)	$ (214)	$ (110)	$ (36)	$ (58)	$ (121)	$ 14	$ (14)
Net realized gain (loss) on investments	2,126	(122)	1,151	25	(1,728)	(2,716)	(970)	(731)
Unrealized appreciation (depreciation)	(594)	5,049	148	3,706	(1,083)	1,996	(2,718)	1,063
Net increase (decrease) in net assets from operations	1,161	4,713	1,189	3,695	(2,869)	(841)	(3,674)	318
Contract Transactions:
Payments received from contract owners	138	93	3,995	759	119	244	477	332
Transfers between sub-accounts and the fixed account, net	15,285	(3,359)	31,614	2,127	(3,256)	1,530	(3,646)	4,657
Contract benefits	(828)	(476)	0	(49)	(186)	(525)	0	(35)
Contract terminations	(1,661)	(1,862)	(1,167)	(712)	(599)	(606)	(516)	(951)
Contract maintenance charges	(45)	(17)	(38)	(5)	(15)	(18)	(10)	(12)
Other transfers (to) from FILI, net	(19)	33	0	(1)	12	(44)	(1)	1
Net increase (decrease) in net assets from contract transactions	12,870	(5,588)	34,404	2,119	(3,925)	581	(3,696)	3,992
Total increase (decrease) in net assets	14,031	(875)	35,593	5,814	(6,794)	(260)	(7,370)	4,310
Net Assets:
Beginning of period	32,803	33,678	28,133	22,319	17,678	17,938	19,588	15,278
End of period	$ 46,834	$ 32,803	$ 63,726	$ 28,133	$ 10,884	$ 17,678	$ 12,218	$ 19,588
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 15	$ (58)	$ 308	$ 135	$ (30)	$ (39)	$ 36	$ (6)
Net realized gain (loss) on investments	486	440	865	1,144	688	149	886	1,128
Unrealized appreciation (depreciation)	(3,528)	8,075	(5,099)	6,624	(899)	1,334	(1,272)	1,115
Net increase (decrease) in net assets from operations	(3,027)	8,457	(3,926)	7,903	(241)	1,444	(350)	2,237
Contract Transactions:
Payments received from contract owners	162	94	1,618	1,020	20	10	666	432
Transfers between sub-accounts and the fixed account, net	(2,630)	3,705	257	13,081	(6,334)	9,337	(8,519)	16,057
Contract benefits	(675)	(618)	(79)	(35)	(164)	(113)	(2)	0
Contract terminations	(2,016)	(1,621)	(1,564)	(1,004)	(326)	(321)	(905)	(85)
Contract maintenance charges	(26)	(19)	(20)	(15)	(10)	(8)	(12)	(23)
Other transfers (to) from FILI, net	(68)	28	5	1	6	12	1	4
Net increase (decrease) in net assets from contract transactions	(5,253)	1,569	217	13,048	(6,808)	8,917	(8,771)	16,385
Total increase (decrease) in net assets	(8,280)	10,026	(3,709)	20,951	(7,049)	10,361	(9,121)	18,622
Net Assets:
Beginning of period	39,862	29,836	44,301	23,350	13,914	3,553	22,490	3,868
End of period	$ 31,582	$ 39,862	$ 40,592	$ 44,301	$ 6,865	$ 13,914	$ 13,369	$ 22,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 111	$ 260	$ 633	$ 553	$ 4,621	$ 4,850	$ 29,057	$ 23,139
Net realized gain (loss) on investments	(528)	(458)	665	2,314	5,106	7,684	17,701	33,162
Unrealized appreciation (depreciation)	3,279	10,872	2,561	7,662	(4,633)	(98)	(20,476)	(11,785)
Net increase (decrease) in net assets from operations	2,862	10,674	3,859	10,529	5,094	12,436	26,282	44,516
Contract Transactions:
Payments received from contract owners	465	447	3,092	4,670	2,172	3,120	68,197	47,065
Transfers between sub-accounts and the fixed account, net	(3,797)	3,570	12,585	12,353	2,618	(16,098)	100,849	70,305
Contract benefits	(935)	(602)	(4)	0	(2,689)	(2,800)	(513)	(919)
Contract terminations	(1,812)	(1,771)	(2,145)	(2,068)	(6,760)	(7,974)	(20,713)	(19,493)
Contract maintenance charges	(12)	(12)	0	0	(25)	(28)	0	0
Other transfers (to) from FILI, net	9	38	6	1	(129)	88	4	9
Net increase (decrease) in net assets from contract transactions	(6,082)	1,670	13,534	14,956	(4,813)	(23,692)	147,824	96,967
Total increase (decrease) in net assets	(3,220)	12,344	17,393	25,485	281	(11,256)	174,106	141,483
Net Assets:
Beginning of period	50,017	37,673	56,952	31,467	139,473	150,729	580,146	438,663
End of period	$ 46,797	$ 50,017	$ 74,345	$ 56,952	$ 139,754	$ 139,473	$ 754,252	$ 580,146
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (49)	$ (42)	$ (17)	$ (14)	$ 1	$ 35	$ 172	$ 220
Net realized gain (loss) on investments	(162)	(95)	66	(78)	(109)	592	(394)	582
Unrealized appreciation (depreciation)	(353)	1,158	(819)	1,180	(1,308)	1,114	(3,033)	2,517
Net increase (decrease) in net assets from operations	(564)	1,021	(770)	1,088	(1,416)	1,741	(3,255)	3,319
Contract Transactions:
Payments received from contract owners	22	54	131	320	33	92	496	384
Transfers between sub-accounts and the fixed account, net	(1,327)	1,364	(839)	2,703	(2,161)	(2,126)	5	(1,049)
Contract benefits	(165)	(75)	0	(22)	(198)	(174)	(62)	0
Contract terminations	(135)	(167)	(190)	(168)	(582)	(842)	(616)	(1,547)
Contract maintenance charges	(2)	(1)	0	0	(5)	(9)	(2)	(4)
Other transfers (to) from FILI, net	(2)	5	(1)	(1)	(4)	0	2	0
Net increase (decrease) in net assets from contract transactions	(1,609)	1,180	(899)	2,832	(2,917)	(3,059)	(177)	(2,216)
Total increase (decrease) in net assets	(2,173)	2,201	(1,669)	3,920	(4,333)	(1,318)	(3,432)	1,103
Net Assets:
Beginning of period	6,697	4,496	8,333	4,413	13,958	15,276	26,163	25,060
End of period	$ 4,524	$ 6,697	$ 6,664	$ 8,333	$ 9,625	$ 13,958	$ 22,731	$ 26,163

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 31	$ 38	$ 162	$ 151	$ 13	$ 90	$ 222	$ 347
Net realized gain (loss) on investments	(1,117)	(1,636)	(1,271)	(3,447)	549	1,144	46	2,393
Unrealized appreciation (depreciation)	520	2,403	133	4,717	(970)	1,092	(1,075)	2,019
Net increase (decrease) in net assets from operations	(566)	805	(976)	1,421	(408)	2,326	(807)	4,759
Contract Transactions:
Payments received from contract owners	6	32	220	366	36	163	676	661
Transfers between sub-accounts and the fixed account, net	(2,501)	(2,933)	(2,225)	(3,031)	(3,041)	509	(4,987)	1,141
Contract benefits	(146)	(153)	(2)	(15)	(297)	(295)	(85)	0
Contract terminations	(214)	(513)	(623)	(671)	(889)	(987)	(1,398)	(1,366)
Contract maintenance charges	(2)	(2)	0	0	(4)	(4)	0	0
Other transfers (to) from FILI, net	(1)	20	(1)	1	(11)	(8)	0	2
Net increase (decrease) in net assets from contract transactions	(2,858)	(3,549)	(2,631)	(3,350)	(4,206)	(622)	(5,794)	438
Total increase (decrease) in net assets	(3,424)	(2,744)	(3,607)	(1,929)	(4,614)	1,704	(6,601)	5,197
Net Assets:
Beginning of period	9,261	12,005	15,574	17,503	17,724	16,020	34,759	29,562
End of period	$ 5,837	$ 9,261	$ 11,967	$ 15,574	$ 13,110	$ 17,724	$ 28,158	$ 34,759
Operations:
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (68)	$ (46)	$ (41)	$ (23)	$ 93	$ 101	$ 442	$ 480
Net realized gain (loss) on investments	258	81	571	626	56	330	265	669
Unrealized appreciation (depreciation)	(346)	954	(1,337)	1,273	(77)	192	(340)	793
Net increase (decrease) in net assets from operations	(156)	989	(807)	1,876	72	623	367	1,942
Contract Transactions:
Payments received from contract owners	32	44	1,214	276	24	7	303	771
Transfers between sub-accounts and the fixed account, net	2,257	878	9,027	5,212	968	(717)	1,462	5,342
Contract benefits	(121)	(82)	0	0	(60)	(905)	(337)	0
Contract terminations	(135)	(232)	(743)	(318)	(849)	(362)	(3,739)	(1,307)
Contract maintenance charges	(2)	(1)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	(9)	6	1	(1)	3	(4)	1	0
Net increase (decrease) in net assets from contract transactions	2,022	613	9,499	5,169	84	(1,983)	(2,310)	4,806
Total increase (decrease) in net assets	1,866	1,602	8,692	7,045	156	(1,360)	(1,943)	6,748
Net Assets:
Beginning of period	6,619	5,017	13,485	6,440	9,435	10,795	30,246	23,498
End of period	$ 8,485	$ 6,619	$ 22,177	$ 13,485	$ 9,591	$ 9,435	$ 28,303	$ 30,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 53	$ 59	$ 139	$ 140	$ 188	$ 221	$ 872	$ 889
Net realized gain (loss) on investments	(32)	(22)	39	334	55	277	285	283
Unrealized appreciation (depreciation)	(53)	502	(242)	408	(366)	1,427	(1,403)	4,224
Net increase (decrease) in net assets from operations	(32)	539	(64)	882	(123)	1,925	(246)	5,396
Contract Transactions:
Payments received from contract owners	3	13	152	174	406	93	833	548
Transfers between sub-accounts and the fixed account, net	224	(1,007)	52	261	(1,314)	85	43	3,171
Contract benefits	(36)	(7)	0	0	(4)	(543)	0	(35)
Contract terminations	(479)	(566)	(514)	(542)	(1,257)	(913)	(3,686)	(3,313)
Contract maintenance charges	(1)	(2)	0	0	(3)	(4)	0	0
Other transfers (to) from FILI, net	(6)	2	0	0	1	21	0	1
Net increase (decrease) in net assets from contract transactions	(295)	(1,567)	(310)	(107)	(2,171)	(1,261)	(2,810)	372
Total increase (decrease) in net assets	(327)	(1,028)	(374)	775	(2,294)	664	(3,056)	5,768
Net Assets:
Beginning of period	5,267	6,295	8,992	8,217	17,308	16,644	49,257	43,489
End of period	$ 4,940	$ 5,267	$ 8,618	$ 8,992	$ 15,014	$ 17,308	$ 46,201	$ 49,257
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 364	$ 392	$ 1,170	$ 1,166	$ 313	$ 318	$ 1,823	$ 1,557
Net realized gain (loss) on investments	391	774	641	1,133	231	464	935	1,521
Unrealized appreciation (depreciation)	(1,081)	2,156	(2,251)	4,522	(1,013)	2,264	(4,371)	7,182
Net increase (decrease) in net assets from operations	(326)	3,322	(440)	6,821	(469)	3,046	(1,613)	10,260
Contract Transactions:
Payments received from contract owners	562	129	2,804	1,422	110	816	4,024	3,637
Transfers between sub-accounts and the fixed account, net	(232)	(139)	357	2,484	(270)	(555)	9,315	4,692
Contract benefits	(286)	(46)	(48)	(27)	(33)	(121)	(132)	(50)
Contract terminations	(1,504)	(1,886)	(3,187)	(3,175)	(999)	(1,582)	(4,805)	(4,337)
Contract maintenance charges	(7)	(7)	0	0	(6)	(6)	0	0
Other transfers (to) from FILI, net	1	4	(1)	(2)	(1)	1	20	1
Net increase (decrease) in net assets from contract transactions	(1,466)	(1,945)	(75)	702	(1,199)	(1,447)	8,422	3,943
Total increase (decrease) in net assets	(1,792)	1,377	(515)	7,523	(1,668)	1,599	6,809	14,203
Net Assets:
Beginning of period	30,377	29,000	62,259	54,736	24,908	23,309	85,916	71,713
End of period	$ 28,585	$ 30,377	$ 61,744	$ 62,259	$ 23,240	$ 24,908	$ 92,725	$ 85,916

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 141	$ 169	$ 947	$ 709	$ 170	$ 154	$ 906	$ 695
Net realized gain (loss) on investments	318	214	634	1,177	6	81	723	971
Unrealized appreciation (depreciation)	(760)	1,295	(3,084)	3,315	(675)	1,425	(3,301)	3,773
Net increase (decrease) in net assets from operations	(301)	1,678	(1,503)	5,201	(499)	1,660	(1,672)	5,439
Contract Transactions:
Payments received from contract owners	230	122	3,449	1,822	290	162	3,054	2,396
Transfers between sub-accounts and the fixed account, net	(1,147)	361	6,531	5,152	67	137	4,676	4,289
Contract benefits	(59)	(1)	(9)	0	(4)	(69)	0	0
Contract terminations	(728)	(340)	(1,702)	(1,342)	(374)	(732)	(1,102)	(1,335)
Contract maintenance charges	(4)	(4)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	1	0	1	0	1	(2)	(1)	0
Net increase (decrease) in net assets from contract transactions	(1,707)	138	8,270	5,632	(25)	(508)	6,627	5,350
Total increase (decrease) in net assets	(2,008)	1,816	6,767	10,833	(524)	1,152	4,955	10,789
Net Assets:
Beginning of period	13,290	11,474	41,723	30,890	13,427	12,275	42,626	31,837
End of period	$ 11,282	$ 13,290	$ 48,490	$ 41,723	$ 12,903	$ 13,427	$ 47,581	$ 42,626
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 137	$ 129	$ 267	$ 219	$ 108	$ 95
Net realized gain (loss) on investments	124	117	92	70	30	88
Unrealized appreciation (depreciation)	(259)	535	(430)	1,297	(334)	749
Net increase (decrease) in net assets from operations	2	781	(71)	1,586	(196)	932
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	1,176	1,327	3,166	141	684	(339)
Contract benefits	(549)	(470)	(962)	(1,077)	(424)	(395)
Contract terminations	(59)	(140)	(122)	(187)	0	(85)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	9	13	3	(33)	16	0
Net increase (decrease) in net assets from contract transactions	577	730	2,085	(1,156)	276	(819)
Total increase (decrease) in net assets	579	1,511	2,014	430	80	113
Net Assets:
Beginning of period	8,041	6,530	14,047	13,617	6,741	6,628
End of period	$ 8,620	$ 8,041	$ 16,061	$ 14,047	$ 6,821	$ 6,741

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (70)	$ (62)	$ 113	$ 44	$ 6,237	$ 4,150	$ 9,408	$ 6,956
Net realized gain (loss) on investments	963	569	1,464	1,477	4,464	4,793	9,613	11,374
Unrealized appreciation (depreciation)	(1,582)	2,419	(3,108)	5,214	(3,423)	11,249	(25,634)	39,108
Net increase (decrease) in net assets from operations	(689)	2,926	(1,531)	6,735	7,278	20,192	(6,613)	57,438
Contract Transactions:
Payments received from contract owners	178	313	2,207	1,271	24,631	17,225	35,082	16,975
Transfers between sub-accounts and the fixed account, net	1,208	3,548	4,728	14,513	127,618	87,971	91,092	105,810
Contract benefits	(288)	(232)	(65)	(23)	(2,259)	(2,085)	(7,924)	(5,976)
Contract terminations	(491)	(525)	(1,665)	(866)	(26,391)	(19,112)	(36,406)	(32,285)
Contract maintenance charges	(4)	(3)	0	0	(15)	(16)	(26)	(25)
Other transfers (to) from FILI, net	(14)	(14)	0	3	72	33	(66)	282
Net increase (decrease) in net assets from contract transactions	589	3,087	5,205	14,898	123,656	84,016	81,752	84,781
Total increase (decrease) in net assets	(100)	6,013	3,674	21,633	130,934	104,208	75,139	142,219
Net Assets:
Beginning of period	18,362	12,349	45,481	23,848	341,711	237,503	602,036	459,817
End of period	$ 18,262	$ 18,362	$ 49,155	$ 45,481	$ 472,645	$ 341,711	$ 677,175	$ 602,036
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 4,767	$ 2,550	$ 6,370	$ 4,641	$ 1,814	$ 1,292
Net realized gain (loss) on investments	29,674	25,905	4,854	3,596	2,604	4,360
Unrealized appreciation (depreciation)	(72,362)	99,142	(28,763)	48,133	(17,799)	19,120
Net increase (decrease) in net assets from operations	(37,921)	127,597	(17,539)	56,370	(13,381)	24,772
Contract Transactions:
Payments received from contract owners	18,126	9,101	21,353	20,400	7,316	7,924
Transfers between sub-accounts and the fixed account, net	74,832	80,494	41,846	32,002	26,241	20,714
Contract benefits	(3,554)	(2,567)	(4,102)	(3,816)	(1,776)	(1,833)
Contract terminations	(58,800)	(44,525)	(24,142)	(21,565)	(7,542)	(12,227)
Contract maintenance charges	(11)	(9)	(14)	(13)	(12)	(10)
Other transfers (to) from FILI, net	107	391	(173)	201	101	66
Net increase (decrease) in net assets from contract transactions	30,700	42,885	34,768	27,209	24,328	14,634
Total increase (decrease) in net assets	(7,221)	170,482	17,229	83,579	10,947	39,406
Net Assets:
Beginning of period	1,186,470	1,015,988	477,307	393,728	198,844	159,438
End of period	$ 1,179,249	$ 1,186,470	$ 494,536	$ 477,307	$ 209,791	$ 198,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials		VIP - Materials Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 56	$ 45	$ 351	$ 152	$ 156	$ 479	$ 619	$ 671
Net realized gain (loss) on investments	388	92	551	329	2,831	2,541	2,484	4,298
Unrealized appreciation (depreciation)	220	844	1,169	1,018	(6,342)	4,007	(8,501)	2,990
Net increase (decrease) in net assets from operations	664	981	2,071	1,499	(3,355)	7,027	(5,398)	7,959
Contract Transactions:
Payments received from contract owners	40	7	1,564	420	204	98	2,357	1,607
Transfers between sub-accounts and the fixed account, net	4,698	(888)	23,969	2,489	(13,481)	5,785	(1,226)	7,675
Contract benefits	(142)	(124)	0	(32)	(464)	(458)	0	(34)
Contract terminations	(396)	(294)	(428)	(235)	(1,162)	(1,183)	(1,177)	(1,293)
Contract maintenance charges	(4)	(6)	(13)	(3)	(27)	(27)	(20)	(20)
Other transfers (to) from FILI, net	8	(1)	0	0	45	(5)	(2)	1
Net increase (decrease) in net assets from contract transactions	4,204	(1,306)	25,092	2,639	(14,885)	4,210	(68)	7,936
Total increase (decrease) in net assets	4,868	(325)	27,163	4,138	(18,240)	11,237	(5,466)	15,895
Net Assets:
Beginning of period	7,687	8,012	13,672	9,534	43,549	32,312	51,289	35,394
End of period	$ 12,555	$ 7,687	$ 40,835	$ 13,672	$ 25,309	$ 43,549	$ 45,823	$ 51,289
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets		VIP - Emerging Markets Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 13	$ 35	$ 79	$ 69	$ (4)	$ 13	$ 239	$ 237
Net realized gain (loss) on investments	135	450	153	338	2,088	3,375	1,187	4,905
Unrealized appreciation (depreciation)	(500)	18	(744)	172	(6,458)	(45)	(9,387)	(316)
Net increase (decrease) in net assets from operations	(352)	503	(512)	579	(4,374)	3,343	(7,961)	4,826
Contract Transactions:
Payments received from contract owners	4	12	329	72	157	262	1,356	2,028
Transfers between sub-accounts and the fixed account, net	104	(468)	856	1,019	(9,906)	(2,981)	(5,841)	(565)
Contract benefits	(71)	(47)	0	0	(181)	(284)	(118)	0
Contract terminations	(108)	(127)	(127)	(77)	(594)	(1,019)	(611)	(2,220)
Contract maintenance charges	(6)	(6)	(11)	(3)	(21)	(20)	(16)	(11)
Other transfers (to) from FILI, net	(8)	(5)	0	0	0	3	18	(2)
Net increase (decrease) in net assets from contract transactions	(85)	(641)	1,047	1,011	(10,545)	(4,039)	(5,212)	(770)
Total increase (decrease) in net assets	(437)	(138)	535	1,590	(14,919)	(696)	(13,173)	4,056
Net Assets:
Beginning of period	3,204	3,342	5,008	3,418	28,716	29,412	40,744	36,688
End of period	$ 2,767	$ 3,204	$ 5,543	$ 5,008	$ 13,797	$ 28,716	$ 27,571	$ 40,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Tactical Asset Allocation (b)		Invesco - Van Kampen Global Value Equity (b)
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (302)	$ (54)	$ 4,709	$ 3,313	$ 317	$ 1,199	$ 687	$ 294
Net realized gain (loss) on investments	(11,714)	(8,401)	1,917	3,244	(5,467)	(7,750)	899	(28,509)
Unrealized appreciation (depreciation)	(19,726)	39,081	2,236	388	3,646	8,800	(4,612)	30,447
Net increase (decrease) in net assets from operations	(31,742)	30,626	8,862	6,945	(1,504)	2,249	(3,026)	2,232
Contract Transactions:
Payments received from contract owners	1,126	1,863	13,950	16,242	568	882	267	243
Transfers between sub-accounts and the fixed account, net	(39,515)	(18,238)	9,007	43,066	(10,573)	(7,366)	70	(1,096)
Contract benefits	(1,820)	(1,781)	(559)	(703)	(521)	(581)	(354)	(382)
Contract terminations	(8,433)	(7,256)	(4,341)	(4,083)	(1,949)	(2,345)	(894)	(1,170)
Contract maintenance charges	(26)	(33)	(8)	(9)	(3)	(4)	(3)	(3)
Other transfers (to) from FILI, net	89	140	(55)	61	(52)	31	(13)	(3)
Net increase (decrease) in net assets from contract transactions	(48,579)	(25,305)	17,994	54,574	(12,530)	(9,383)	(927)	(2,411)
Total increase (decrease) in net assets	(80,321)	5,321	26,856	61,519	(14,034)	(7,134)	(3,953)	(179)
Net Assets:
Beginning of period	203,011	197,690	139,380	77,861	48,648	55,782	24,894	25,073
End of period	$ 122,690	$ 203,011	$ 166,236	$ 139,380	$ 34,614	$ 48,648	$ 20,941	$ 24,894
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity		CST - U.S. Equity Flex I
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (233)	$ (223)	$ (140)	$ (14)	$ (24)	$ (86)
Net realized gain (loss) on investments	(1,624)	(3,299)	(1,502)	(2,054)	(18,816)	(3,524)
Unrealized appreciation (depreciation)	1,847	11,630	402	6,374	18,203	5,167
Net increase (decrease) in net assets from operations	(10)	8,108	(1,240)	4,306	(637)	1,557
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,979)	(2,916)	(1,378)	(2,165)	(11,408)	(1,254)
Contract benefits	(535)	(518)	(609)	(328)	(207)	(220)
Contract terminations	(1,348)	(1,228)	(1,130)	(993)	(441)	(791)
Contract maintenance charges	(9)	(9)	(5)	(5)	(2)	(3)
Other transfers (to) from FILI, net	(29)	12	(31)	13	1	(2)
Net increase (decrease) in net assets from contract transactions	(3,900)	(4,659)	(3,153)	(3,478)	(12,057)	(2,270)
Total increase (decrease) in net assets	(3,910)	3,449	(4,393)	828	(12,694)	(713)
Net Assets:
Beginning of period	29,322	25,873	21,916	21,088	12,694	13,407
End of period	$ 25,412	$ 29,322	$ 17,523	$ 21,916	$ 0	$ 12,694

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex III		Lazard - Retirement Emerging Markets
	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 446	$ (121)	$ 3,528	$ 2,386
Net realized gain (loss) on investments	(1,457)	32	1,342	10,682
Unrealized appreciation (depreciation)	(2,273)	2,048	(42,716)	19,220
Net increase (decrease) in net assets from operations	(3,284)	1,959	(37,846)	32,288
Contract Transactions:
Payments received from contract owners	590	208	7,344	9,036
Transfers between sub-accounts and the fixed account, net	(17,591)	(1,350)	(33,191)	43,853
Contract benefits	(204)	(291)	(658)	(664)
Contract terminations	(1,058)	(926)	(8,134)	(7,095)
Contract maintenance charges	(3)	(4)	(14)	(16)
Other transfers (to) from FILI, net	(12)	11	(8)	53
Net increase (decrease) in net assets from contract transactions	(18,278)	(2,352)	(34,661)	45,167
Total increase (decrease) in net assets	(21,562)	(393)	(72,507)	77,455
Net Assets:
Beginning of period	21,562	21,955	224,295	146,840
End of period	$ 0	$ 21,562	$ 151,788	$ 224,295
(In thousands)	Subaccounts Investing In:
	PVIT - Low Duration		PVIT - Real Return		PVIT - Total Return
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 6,539	$ 3,887	$ 4,791	$ 1,590	$ 12,523	$ 7,047
Net realized gain (loss) on investments	1,071	4,005	13,579	4,704	9,118	16,361
Unrealized appreciation (depreciation)	(4,685)	4,658	10,561	2,416	(5,562)	(3,472)
Net increase (decrease) in net assets from operations	2,925	12,550	28,931	8,710	16,079	19,936
Contract Transactions:
Payments received from contract owners	40,419	52,307	46,588	32,185	49,911	84,203
Transfers between sub-accounts and the fixed account, net	83,712	214,568	137,212	98,110	111,987	214,951
Contract benefits	(2,608)	(422)	(1,145)	(185)	(1,739)	(569)
Contract terminations	(28,532)	(18,521)	(10,076)	(6,344)	(24,011)	(16,460)
Contract maintenance charges	(7)	(5)	(7)	(5)	(8)	(8)
Other transfers (to) from FILI, net	18	2	31	9	55	43
Net increase (decrease) in net assets from contract transactions	93,002	247,929	172,603	123,770	136,195	282,160
Total increase (decrease) in net assets	95,927	260,479	201,534	132,480	152,274	302,096
Net Assets:
Beginning of period	395,385	134,906	202,358	69,878	455,439	153,343
End of period	$ 491,312	$ 395,385	$ 403,892	$ 202,358	$ 607,713	$ 455,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. ("Invesco")

Effective October 21, 2011, the CST U.S. Equity Flex I and CST International Flex III funds were liquidated and closed. Any policyholders with remaining shares in the funds were transferred to the VIP Money Market Portfolio.

During 2010, Invesco was added as a fund group and the following underlying funds were renamed:

Old Name	New Name
UIF - Global Value Equity	Invesco - Van Kampen Global Value Equity
UIF - International Magnum	UIF - Global Tactical Asset Allocation

As of December 31, 2011, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $91,685,000 and 4,157,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued the guidance on fair value measurements. The guidance establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the effective portions of this guidance on January 1, 2010. The account adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011. The account had no Level 3 activity during 2011. Adoption of this guidance did not have a material impact on the financial statements.

Future Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this amended guidance to have a material impact on the consolidated financial statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2011 were 0.045% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2011:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 162,385	$ 194,267
VIP - Money Market Investor Class	638,136	574,082
VIP - High Income	22,923	35,835
VIP - High Income Investor Class	216,059	175,311
VIP - Equity-Income	14,301	68,395
VIP - Equity-Income Investor Class	32,996	19,433
VIP - Growth	7,397	56,784
VIP - Growth Investor Class	29,804	20,249
VIP - Overseas	1,323	12,368
VIP - Overseas, Class R	3,599	12,643
VIP - Overseas, Class R Investor Class	25,629	20,341
VIP - Investment Grade Bond	46,018	71,825
VIP - Investment Grade Bond Investor Class	140,193	85,421
VIP - Asset Manager	9,229	38,554
VIP - Asset Manager Investor Class	30,365	21,193
VIP - Index 500	107,373	116,944
VIP - Asset Manager: Growth	3,921	13,968

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Asset Manager: Growth Investor Class	$ 13,456	$ 7,764
VIP - Contrafund	14,085	128,418
VIP - Contrafund Investor Class	91,933	66,864
VIP - Balanced	13,057	28,747
VIP - Balanced Investor Class	98,609	107,137
VIP - Dynamic Capital Appreciation	981	5,358
VIP - Dynamic Capital Appreciation Investor Class	6,457	7,222
VIP - Growth & Income	4,309	18,285
VIP - Growth & Income Investor Class	13,768	9,211
VIP - Growth Opportunities	14,031	15,049
VIP - Growth Opportunities Investor Class	30,869	14,125
VIP - Mid Cap	7,544	83,891
VIP - Mid Cap Investor Class	56,401	56,974
VIP - Value Strategies	3,790	13,254
VIP - Value Strategies Investor Class	16,361	17,439
VIP - Utilities	10,928	5,504
VIP - Utilities Investor Class	29,402	6,933
VIP - Technology	26,743	43,657
VIP - Technology Investor Class	42,751	44,278
VIP - Energy	35,422	47,174
VIP - Energy Investor Class	48,368	38,497
VIP - Health Care	31,751	19,254
VIP - Health Care Investor Class	51,669	17,375
VIP - Financial Services	6,626	10,608
VIP - Financial Services Investor Class	10,400	14,082
VIP - Industrials	12,901	18,139
VIP - Industrials Investor Class	30,783	30,258
VIP - Consumer Discretionary	3,002	9,841
VIP - Consumer Discretionary Investor Class	9,363	18,098
VIP - Real Estate	9,241	15,213
VIP - Real Estate Investor Class	32,344	18,177
VIP - Strategic Income	29,386	26,661
VIP - Strategic Income Investor Class	244,212	52,256
VIP - Growth Strategies	2,601	4,259
VIP - Growth Strategies Investor Class	5,192	6,108
VIP - International Capital Appreciation, Class R	2,183	5,082
VIP - International Capital Appreciation, Class R Investor Class	7,409	7,387
VIP - Value Leaders	877	3,704
VIP - Value Leaders Investor Class	4,445	6,913
VIP - Value	2,775	6,987
VIP - Value Investor Class	7,257	12,829
VIP - Growth Stock	5,879	3,924
VIP - Growth Stock Investor Class	21,318	11,860
VIP - Freedom Income	5,274	5,061
VIP - Freedom Income Investor Class	7,897	9,575
VIP - Freedom 2005	1,327	1,550
VIP - Freedom 2005 Investor Class	3,432	3,543
VIP - Freedom 2010	2,017	3,921
VIP - Freedom 2010 Investor Class	11,462	13,210
VIP - Freedom 2015	5,826	6,782
VIP - Freedom 2015 Investor Class	19,968	18,397

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2020	$ 4,332	$ 5,130
VIP - Freedom 2020 Investor Class	23,705	12,968
VIP - Freedom 2025	2,049	3,578
VIP - Freedom 2025 Investor Class	15,455	6,062
VIP - Freedom 2030	2,668	2,484
VIP - Freedom 2030 Investor Class	12,779	5,075
VIP - Freedom Lifetime Income I	1,874	1,105
VIP - Freedom Lifetime Income II	3,526	1,104
VIP - Freedom Lifetime Income III	1,215	810
VIP - Disciplined Small Cap	8,711	8,192
VIP - Disciplined Small Cap Investor Class	27,995	22,678
VIP - FundsManager 20%	193,975	63,240
VIP - FundsManager 50%	179,102	86,472
VIP - FundsManager 60%	161,526	123,468
VIP - FundsManager 70%	113,833	71,405
VIP - FundsManager 85%	63,450	36,772
VIP - Consumer Staples	7,928	3,669
VIP - Consumer Staples Investor Class	31,872	6,429
VIP - Materials	10,109	24,839
VIP - Materials Investor Class	31,446	30,895
VIP - Telecommunications	3,887	3,959
VIP - Telecommunications Investor Class	8,127	7,001
VIP - Emerging Markets	5,880	16,429
VIP - Emerging Markets Investor Class	12,559	17,532
UIF - Emerging Markets Equity	10,253	59,133
UIF - Emerging Markets Debt	66,803	42,469
UIF - Global Tactical Asset Allocation	4,225	16,437
Invesco - Van Kampen Global Value Equity	8,211	8,449
WFAF - Advantage VT Discovery	13	4,147
WFAF - Advantage VT Opportunity	46	3,338
CST - U.S. Equity Flex I	55	12,138
CST - International Equity Flex III	8,442	26,275
Lazard - Retirement Emerging Markets	53,841	84,975
PVIT - Low Duration	198,403	98,863
PVIT - Real Return	230,963	42,325
PVIT - Total Return	231,530	74,171

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2011:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	474,224	$ 474,224	$ 1.00
VIP - Money Market Investor Class	797,552	797,552	1.00
VIP - High Income	24,800	280,728	5.39
VIP - High Income Investor Class	44,237	262,852	5.37
VIP - Equity-Income	21,578	538,832	18.69
VIP - Equity-Income Investor Class	7,273	174,263	18.64
VIP - Growth	9,491	484,683	36.89
VIP - Growth Investor Class	2,420	97,988	36.81

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Overseas	5,020	$ 125,383	$ 13.63
VIP - Overseas, Class R	2,813	65,762	13.60
VIP - Overseas, Class R Investor Class	7,387	156,638	13.59
VIP - Investment Grade Bond	26,843	357,899	12.97
VIP - Investment Grade Bond Investor Class	34,363	446,781	12.93
VIP - Asset Manager	19,113	317,889	13.80
VIP - Asset Manager Investor Class	6,604	99,171	13.74
VIP - Index 500	4,883	731,179	129.33
VIP - Asset Manager: Growth	5,888	96,200	13.35
VIP - Asset Manager: Growth Investor Class	2,434	36,273	13.29
VIP - Contrafund	35,214	977,793	23.02
VIP - Contrafund Investor Class	21,822	626,371	22.94
VIP - Balanced	8,464	132,632	14.63
VIP - Balanced Investor Class	81,192	1,164,069	14.56
VIP - Dynamic Capital Appreciation	1,561	15,475	8.22
VIP - Dynamic Capital Appreciation Investor Class	2,579	24,372	8.22
VIP - Growth & Income	7,769	126,491	12.59
VIP - Growth & Income Investor Class	2,484	36,155	12.56
VIP - Growth Opportunities	3,325	72,083	18.30
VIP - Growth Opportunities Investor Class	2,770	53,316	18.23
VIP - Mid Cap	11,796	370,751	29.08
VIP - Mid Cap Investor Class	9,317	310,343	29.00
VIP - Value Strategies	4,936	67,177	8.78
VIP - Value Strategies Investor Class	4,705	56,293	8.74
VIP - Utilities	2,441	30,776	10.93
VIP - Utilities Investor Class	3,936	44,695	10.88
VIP - Technology	6,533	73,140	9.81
VIP - Technology Investor Class	7,260	81,487	9.75
VIP - Energy	6,202	151,834	18.81
VIP - Energy Investor Class	5,144	124,937	18.77
VIP - Health Care	3,421	47,034	13.69
VIP - Health Care Investor Class	4,675	63,832	13.63
VIP - Financial Services	1,961	24,949	5.55
VIP - Financial Services Investor Class	2,205	22,732	5.54
VIP - Industrials	2,210	34,671	14.29
VIP - Industrials Investor Class	2,851	45,507	14.24
VIP - Consumer Discretionary	560	7,278	12.26
VIP - Consumer Discretionary Investor Class	1,091	13,949	12.25
VIP - Real Estate	3,115	72,588	15.02
VIP - Real Estate Investor Class	4,966	87,361	14.97
VIP - Strategic Income	12,534	140,111	11.15
VIP - Strategic Income Investor Class	67,828	773,995	11.12
VIP - Growth Strategies	552	6,250	8.20
VIP - Growth Strategies Investor Class	819	8,518	8.14
VIP - International Capital Appreciation, Class R	1,143	15,487	8.42
VIP - International Capital Appreciation, Class R Investor Class	2,716	32,445	8.37
VIP - Value Leaders	630	9,607	9.26
VIP - Value Leaders Investor Class	1,295	17,713	9.24
VIP - Value	1,237	16,946	10.60
VIP - Value Investor Class	2,659	35,230	10.59

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Stock	622	$ 9,122	$ 13.64
VIP - Growth Stock Investor Class	1,638	23,312	13.54
VIP - Freedom Income	939	10,260	10.21
VIP - Freedom Income Investor Class	2,748	29,391	10.30
VIP - Freedom 2005	501	5,922	9.86
VIP - Freedom 2005 Investor Class	898	9,910	9.60
VIP - Freedom 2010	1,456	17,142	10.31
VIP - Freedom 2010 Investor Class	4,729	51,763	9.77
VIP - Freedom 2015	2,754	32,619	10.38
VIP - Freedom 2015 Investor Class	6,465	69,783	9.55
VIP - Freedom 2020	2,276	27,222	10.21
VIP - Freedom 2020 Investor Class	9,958	106,517	9.31
VIP - Freedom 2025	1,126	13,798	10.02
VIP - Freedom 2025 Investor Class	5,181	54,626	9.36
VIP - Freedom 2030	1,330	16,779	9.70
VIP - Freedom 2030 Investor Class	5,334	56,386	8.92
VIP - Freedom Lifetime Income I	893	9,474	9.65
VIP - Freedom Lifetime Income II	1,682	18,707	9.55
VIP - Freedom Lifetime Income III	765	8,513	8.92
VIP - Disciplined Small Cap	1,669	19,370	10.94
VIP - Disciplined Small Cap Investor Class	4,501	51,817	10.92
VIP - FundsManager 20%	44,255	469,441	10.68
VIP - FundsManager 50%	69,237	706,066	9.78
VIP - FundsManager 60%	123,873	1,108,243	9.52
VIP - FundsManager 70%	54,766	562,390	9.03
VIP - FundsManager 85%	24,451	248,813	8.58
VIP - Consumer Staples	1,010	11,888	12.42
VIP - Consumer Staples Investor Class	3,296	39,041	12.39
VIP - Materials	2,169	27,272	11.67
VIP - Materials Investor Class	3,927	50,380	11.67
VIP - Telecommunications	354	3,283	7.81
VIP - Telecommunications Investor Class	712	6,469	7.78
VIP - Emerging Markets	1,783	17,323	7.74
VIP - Emerging Markets Investor Class	3,571	33,987	7.72
UIF - Emerging Markets Equity	9,792	208,538	12.53
UIF - Emerging Markets Debt	20,004	169,886	8.31
UIF - Global Tactical Asset Allocation	4,039	54,385	8.57
Invesco - Van Kampen Global Value Equity	3,080	21,859	6.80
WFAF - Advantage VT Discovery	1,189	37,779	21.37
WFAF - Advantage VT Opportunity	1,008	27,909	17.38
Lazard - Retirement Emerging Markets	8,196	202,226	18.52
PVIT - Low Duration	47,333	496,181	10.38
PVIT - Real Return	28,953	621,274	13.95
PVIT - Total Return	55,146	393,090	11.02

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Money Market
Units Issued	16,444	13,656	1,132	631
Units Redeemed	(18,021)	(21,449)	(875)	(1,098)
Net Increase (Decrease)	(1,577)	(7,793)	257	(467)
VIP - High Income
Units Issued	616	706	134	193
Units Redeemed	(1,029)	(1,210)	(255)	(317)
Net Increase (Decrease)	(413)	(504)	(121)	(124)
VIP - Equity-Income
Units Issued	254	234	36	29
Units Redeemed	(1,167)	(1,290)	(157)	(170)
Net Increase (Decrease)	(913)	(1,056)	(121)	(141)
VIP - Growth
Units Issued	276	186	41	33
Units Redeemed	(977)	(943)	(104)	(102)
Net Increase (Decrease)	(701)	(757)	(63)	(69)
VIP - Overseas
Units Issued	5	1	0	0
Units Redeemed	(304)	(367)	(23)	(31)
Net Increase (Decrease)	(299)	(366)	(23)	(31)
VIP - Overseas, Class R
Units Issued	423	480	74	42
Units Redeemed	(1,018)	(1,232)	(182)	(154)
Net Increase (Decrease)	(595)	(752)	(108)	(112)
VIP - Investment Grade Bond
Units Issued	1,376	1,581	132	165
Units Redeemed	(2,343)	(3,241)	(377)	(482)
Net Increase (Decrease)	(967)	(1,660)	(245)	(317)
VIP - Asset Manager
Units Issued	179	190	34	29
Units Redeemed	(892)	(929)	(153)	(180)
Net Increase (Decrease)	(713)	(739)	(119)	(151)
VIP - Index 500
Units Issued	709	830	43	60
Units Redeemed	(1,969)	(2,331)	(213)	(269)
Net Increase (Decrease)	(1,260)	(1,501)	(170)	(209)
VIP - Asset Manager: Growth
Units Issued	142	100	3	9
Units Redeemed	(497)	(554)	(74)	(85)
Net Increase (Decrease)	(355)	(454)	(71)	(76)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Contrafund
Units Issued	909	1,021	78	103
Units Redeemed	(3,163)	(3,652)	(334)	(376)
Net Increase (Decrease)	(2,254)	(2,631)	(256)	(273)
VIP - Balanced
Units Issued	916	1,009	116	144
Units Redeemed	(1,526)	(1,624)	(397)	(298)
Net Increase (Decrease)	(610)	(615)	(281)	(154)
VIP - Dynamic Capital Appreciation
Units Issued	95	274	6	96
Units Redeemed	(327)	(359)	(62)	(63)
Net Increase (Decrease)	(232)	(85)	(56)	33
VIP - Growth & Income
Units Issued	284	312	18	13
Units Redeemed	(958)	(1,196)	(162)	(206)
Net Increase (Decrease)	(674)	(884)	(144)	(193)
VIP - Growth Opportunities
Units Issued	1,321	801	203	174
Units Redeemed	(1,382)	(1,285)	(214)	(175)
Net Increase (Decrease)	(61)	(484)	(11)	(1)
VIP - Mid Cap
Units Issued	1,082	2,410	83	233
Units Redeemed	(3,637)	(3,394)	(471)	(447)
Net Increase (Decrease)	(2,555)	(984)	(388)	(214)
VIP - Value Strategies
Units Issued	382	1,158	90	209
Units Redeemed	(965)	(1,404)	(143)	(285)
Net Increase (Decrease)	(583)	(246)	(53)	(76)
VIP - Utilities
Units Issued	807	258	169	13
Units Redeemed	(509)	(611)	(102)	(64)
Net Increase (Decrease)	298	(353)	67	(51)
VIP - Technology
Units Issued	2,229	2,410	209	324
Units Redeemed	(3,387)	(3,068)	(427)	(384)
Net Increase (Decrease)	(1,158)	(658)	(218)	(60)
VIP - Energy
Units Issued	1,814	1,297	252	93
Units Redeemed	(2,318)	(2,274)	(269)	(259)
Net Increase (Decrease)	(504)	(977)	(17)	(166)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Health Care
Units Issued	2,324	495	333	63
Units Redeemed	(1,718)	(896)	(185)	(108)
Net Increase (Decrease)	606	(401)	148	(45)
VIP - Financial Services
Units Issued	1,007	2,023	74	221
Units Redeemed	(1,332)	(2,245)	(200)	(160)
Net Increase (Decrease)	(325)	(222)	(126)	61
VIP - Industrials
Units Issued	695	636	113	113
Units Redeemed	(950)	(619)	(150)	(81)
Net Increase (Decrease)	(255)	17	(37)	32
VIP - Consumer Discretionary
Units Issued	362	1,020	39	186
Units Redeemed	(815)	(421)	(106)	(84)
Net Increase (Decrease)	(453)	599	(67)	102
VIP - Real Estate
Units Issued	707	1,285	70	185
Units Redeemed	(988)	(1,270)	(115)	(134)
Net Increase (Decrease)	(281)	15	(45)	51
VIP - Strategic Income
Units Issued	2,560	2,462	201	293
Units Redeemed	(2,762)	(3,765)	(313)	(556)
Net Increase (Decrease)	(202)	(1,303)	(112)	(263)
VIP - Growth Strategies
Units Issued	234	290	31	41
Units Redeemed	(373)	(216)	(34)	(20)
Net Increase (Decrease)	(139)	74	(3)	21
VIP - International Capital Appreciation, Class R
Units Issued	249	517	9	48
Units Redeemed	(460)	(783)	(42)	(87)
Net Increase (Decrease)	(211)	(266)	(33)	(39)
VIP - Value Leaders
Units Issued	108	166	10	7
Units Redeemed	(371)	(432)	(41)	(134)
Net Increase (Decrease)	(263)	(266)	(31)	(127)
VIP - Value
Units Issued	356	762	65	145
Units Redeemed	(692)	(848)	(118)	(150)
Net Increase (Decrease)	(336)	(86)	(53)	(5)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Growth Stock
Units Issued	539	335	63	34
Units Redeemed	(404)	(287)	(44)	(29)
Net Increase (Decrease)	135	48	19	5
VIP - Freedom Income
Units Issued	454	236	0	0
Units Redeemed	(448)	(404)	0	0
Net Increase (Decrease)	6	(168)	0	0
VIP - Freedom 2005
Units Issued	108	111	0	0
Units Redeemed	(132)	(246)	0	0
Net Increase (Decrease)	(24)	(135)	0	0
VIP - Freedom 2010
Units Issued	172	268	0	0
Units Redeemed	(341)	(374)	0	0
Net Increase (Decrease)	(169)	(106)	0	0
VIP - Freedom 2015
Units Issued	474	454	0	0
Units Redeemed	(588)	(622)	0	0
Net Increase (Decrease)	(114)	(168)	0	0
VIP - Freedom 2020
Units Issued	363	417	0	0
Units Redeemed	(461)	(540)	0	0
Net Increase (Decrease)	(98)	(123)	0	0
VIP - Freedom 2025
Units Issued	157	151	0	0
Units Redeemed	(287)	(143)	0	0
Net Increase (Decrease)	(130)	8	0	0
VIP - Freedom 2030
Units Issued	213	279	0	0
Units Redeemed	(219)	(335)	0	0
Net Increase (Decrease)	(6)	(56)	0	0
VIP - Disciplined Small Cap
Units Issued	1,145	1,047	128	131
Units Redeemed	(1,128)	(748)	(113)	(123)
Net Increase (Decrease)	17	299	15	8

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Funds Manager 20%
Units Issued	2,450	1,680	264	254
Units Redeemed	(2,189)	(1,406)	(265)	(270)
Net Increase (Decrease)	261	274	(1)	(16)
VIP - Funds Manager 50%
Units Issued	2,281	2,031	467	779
Units Redeemed	(2,653)	(1,959)	(760)	(888)
Net Increase (Decrease)	(372)	72	(293)	(109)
VIP - Funds Manager 60%
Units Issued	1,618	1,689	299	637
Units Redeemed	(1,466)	(941)	(463)	(288)
Net Increase (Decrease)	152	748	(164)	349
VIP - Funds Manager 70%
Units Issued	956	1,290	264	270
Units Redeemed	(1,504)	(1,452)	(705)	(716)
Net Increase (Decrease)	(548)	(162)	(441)	(446)
VIP - Funds Manager 85%
Units Issued	528	1,508	237	487
Units Redeemed	(1,017)	(1,834)	(405)	(390)
Net Increase (Decrease)	(489)	(326)	(168)	97
VIP - Consumer Staples
Units Issued	677	221	102	62
Units Redeemed	(384)	(321)	(55)	(87)
Net Increase (Decrease)	293	(100)	47	(25)
VIP - Materials
Units Issued	1,103	1,924	192	214
Units Redeemed	(2,269)	(1,633)	(194)	(331)
Net Increase (Decrease)	(1,166)	291	(2)	(117)
VIP - Telecommunications
Units Issued	364	281	116	112
Units Redeemed	(420)	(322)	(101)	(149)
Net Increase (Decrease)	(56)	(41)	15	(37)
VIP - Emerging Markets
Units Issued	919	1,905	38	222
Units Redeemed	(1,991)	(2,466)	(193)	(292)
Net Increase (Decrease)	(1,072)	(561)	(155)	(70)
UIF - Emerging Markets Equity
Units Issued	201	525	14	68
Units Redeemed	(1,270)	(1,441)	(148)	(179)
Net Increase (Decrease)	(1,069)	(916)	(134)	(111)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
UIF - Emerging Markets Debt
Units Issued	383	735	37	83
Units Redeemed	(606)	(627)	(86)	(91)
Net Increase (Decrease)	(223)	108	(49)	(8)
UIF - Global Tactical Asset Allocation (b)
Units Issued	60	168	2	18
Units Redeemed	(499)	(621)	(69)	(72)
Net Increase (Decrease)	(439)	(453)	(67)	(54)
Invesco - Van Kampen Global Value Equity (b)
Units Issued	161	1,105	22	245
Units Redeemed	(320)	(1,279)	(49)	(273)
Net Increase (Decrease)	(159)	(174)	(27)	(28)
WFAF - Advantage VT Discovery
Units Issued	1	0	0	1
Units Redeemed	(149)	(229)	(28)	(25)
Net Increase (Decrease)	(148)	(229)	(28)	(24)
WFAF - Advantage VT Opportunity
Units Issued	0	1	0	1
Units Redeemed	(117)	(145)	(16)	(22)
Net Increase (Decrease)	(117)	(144)	(16)	(21)
CST - U.S Equity Flex I
Units Issued	0	1	0	0
Units Redeemed	(1,010)	(211)	(182)	(27)
Net Increase (Decrease)	(1,010)	(210)	(182)	(27)
CST - International Equity Flex III
Units Issued	218	98	15	5
Units Redeemed	(1,465)	(392)	(189)	(51)
Net Increase (Decrease)	(1,247)	(294)	(174)	(46)
Lazard - Retirement Emerging Markets
Units Issued	1,087	2,811	118	246
Units Redeemed	(2,840)	(3,211)	(240)	(243)
Net Increase (Decrease)	(1,753)	(400)	(122)	3

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
PVIT- Low Duration
Units Issued	3,187	5,300	204	354
Units Redeemed	(2,541)	(2,895)	(127)	(211)
Net Increase (Decrease)	646	2,405	77	143
PVIT- Real Return
Units Issued	3,209	3,209	324	194
Units Redeemed	(1,413)	(2,373)	(87)	(176)
Net Increase (Decrease)	1,796	836	237	18
PVIT- Total Return
Units Issued	2,726	4,639	171	517
Units Redeemed	(2,308)	(2,616)	(131)	(423)
Net Increase (Decrease)	418	2,023	40	94
	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

(in thousands)	2011	2010	2011	2010
VIP - Money Market Investor Class
Units Issued	207,667	204,195	1,847	486
Units Redeemed	(201,391)	(219,217)	(1,953)	(435)
Net Increase (Decrease)	6,276	(15,022)	(106)	51
VIP - High Income Investor Class
Units Issued	18,679	18,611	0	0
Units Redeemed	(16,490)	(14,897)	0	0
Net Increase (Decrease)	2,189	3,714	0	0
VIP - Equity Income Investor Class
Units Issued	3,913	4,546	0	0
Units Redeemed	(3,026)	(5,229)	0	0
Net Increase (Decrease)	887	(683)	0	0
VIP - Growth Investor Class
Units Issued	3,259	2,703	0	0
Units Redeemed	(2,573)	(2,597)	0	0
Net Increase (Decrease)	686	106	0	0
VIP - Overseas, Class R Investor Class
Units Issued	2,961	3,563	0	0
Units Redeemed	(2,743)	(3,681)	0	0
Net Increase (Decrease)	218	(118)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	14,270	19,613	0	0
Units Redeemed	(11,619)	(19,660)	0	0
Net Increase (Decrease)	2,651	(47)	0	0
VIP - Asset Manager Investor Class
Units Issued	2,724	3,447	0	0
Units Redeemed	(2,113)	(2,082)	0	0
Net Increase (Decrease)	611	1,365	0	0
VIP - Index 500
Units Issued	9,605	11,786	0	0
Units Redeemed	(8,129)	(10,290)	0	0
Net Increase (Decrease)	1,476	1,496	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	1,098	814	0	0
Units Redeemed	(682)	(610)	0	0
Net Increase (Decrease)	416	204	0	0
VIP - Contrafund Investor Class
Units Issued	12,000	16,464	0	0
Units Redeemed	(10,191)	(14,131)	0	0
Net Increase (Decrease)	1,809	2,333	0	0
VIP - Balanced Investor Class
Units Issued	6,864	7,340	0	0
Units Redeemed	(4,496)	(5,475)	0	0
Net Increase (Decrease)	2,368	1,865	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	614	1,408	0	0
Units Redeemed	(675)	(1,172)	0	0
Net Increase (Decrease)	(61)	236	0	0
VIP - Growth & Income Investor Class
Units Issued	1,357	1,377	0	0
Units Redeemed	(1,006)	(1,290)	0	0
Net Increase (Decrease)	351	87	0	0
VIP - Growth Opportunities Investor Class
Units Issued	3,014	1,989	0	0
Units Redeemed	(1,760)	(1,896)	0	0
Net Increase (Decrease)	1,254	93	0	0
VIP - Mid Cap Investor Class
Units Issued	7,455	11,810	0	0
Units Redeemed	(7,482)	(7,670)	0	0
Net Increase (Decrease)	(27)	4,140	0	0
VIP - Value Strategies Investor Class
Units Issued	1,632	2,982	0	0
Units Redeemed	(1,718)	(3,020)	0	0
Net Increase (Decrease)	(86)	(38)	0	0
VIP - Utilities Investor Class
Units Issued	2,598	1,128	0	0
Units Redeemed	(907)	(972)	0	0
Net Increase (Decrease)	1,691	156	0	0
VIP - Technology Investor Class
Units Issued	3,705	4,565	0	0
Units Redeemed	(3,943)	(3,686)	0	0
Net Increase (Decrease)	(238)	879	0	0
VIP - Energy Investor Class
Units Issued	4,661	3,645	0	0
Units Redeemed	(4,173)	(3,823)	0	0
Net Increase (Decrease)	488	(178)	0	0
VIP - Health Care Investor Class
Units Issued	4,598	1,328	0	0
Units Redeemed	(2,187)	(1,178)	0	0
Net Increase (Decrease)	2,411	150	0	0
VIP - Financial Services Investor Class
Units Issued	1,481	2,562	0	0
Units Redeemed	(2,004)	(2,460)	0	0
Net Increase (Decrease)	(523)	102	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Industrials Investor Class
Units Issued	2,488	2,388	0	0
Units Redeemed	(2,586)	(1,383)	0	0
Net Increase (Decrease)	(98)	1,005	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	1,017	2,318	0	0
Units Redeemed	(1,659)	(1,005)	0	0
Net Increase (Decrease)	(642)	1,313	0	0
VIP - Real Estate Investor Class
Units Issued	3,274	3,911	0	0
Units Redeemed	(2,309)	(2,651)	0	0
Net Increase (Decrease)	965	1,260	0	0
VIP - Strategic Income Investor Class
Units Issued	23,852	26,936	0	0
Units Redeemed	(11,980)	(16,900)	0	0
Net Increase (Decrease)	11,872	10,036	0	0
VIP - Growth Strategies Investor Class
Units Issued	466	682	0	0
Units Redeemed	(545)	(478)	0	0
Net Increase (Decrease)	(79)	204	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	748	1,008	0	0
Units Redeemed	(747)	(1,296)	0	0
Net Increase (Decrease)	1	(288)	0	0
VIP - Value Leaders Investor Class
Units Issued	461	613	0	0
Units Redeemed	(728)	(1,084)	0	0
Net Increase (Decrease)	(267)	(471)	0	0
VIP - Value Investor Class
Units Issued	833	1,674	0	0
Units Redeemed	(1,373)	(1,777)	0	0
Net Increase (Decrease)	(540)	(103)	0	0
VIP - Growth Stock Investor Class
Units Issued	1,942	979	0	0
Units Redeemed	(1,249)	(533)	0	0
Net Increase (Decrease)	693	446	0	0
VIP - Freedom Income Investor Class
Units Issued	675	1,300	0	0
Units Redeemed	(883)	(815)	0	0
Net Increase (Decrease)	(208)	485	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Freedom 2005 Investor Class
Units Issued	280	260	0	0
Units Redeemed	(310)	(268)	0	0
Net Increase (Decrease)	(30)	(8)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	962	1,025	0	0
Units Redeemed	(1,148)	(992)	0	0
Net Increase (Decrease)	(186)	33	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,697	1,344	0	0
Units Redeemed	(1,756)	(1,278)	0	0
Net Increase (Decrease)	(59)	66	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,994	2,014	0	0
Units Redeemed	(1,337)	(1,747)	0	0
Net Increase (Decrease)	657	267	0	0
VIP - Freedom 2025 Investor Class
Units Issued	1,245	1,027	0	0
Units Redeemed	(599)	(631)	0	0
Net Increase (Decrease)	646	396	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,001	932	0	0
Units Redeemed	(488)	(568)	0	0
Net Increase (Decrease)	513	364	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	134	116
Units Redeemed	0	0	(87)	(54)
Net Increase (Decrease)	0	0	47	62
VIP - Freedom Lifetime Income II
Units Issued	0	0	258	41
Units Redeemed	0	0	(93)	(140)
Net Increase (Decrease)	0	0	165	(99)
VIP - Freedom Lifetime Income III
Units Issued	0	0	85	7
Units Redeemed	0	0	(62)	(80)
Net Increase (Decrease)	0	0	23	(73)
VIP - Disciplined Small Cap Investor Class
Units Issued	3,079	3,414	0	0
Units Redeemed	(2,692)	(2,286)	0	0
Net Increase (Decrease)	387	1,128	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - FundsManager 20%
Units Issued	18,557	14,230	174	185
Units Redeemed	(8,142)	(7,082)	(137)	(9)
Net Increase (Decrease)	10,415	7,148	37	176
VIP - FundsManager 50%
Units Issued	17,257	16,344	725	113
Units Redeemed	(10,124)	(9,235)	(38)	(59)
Net Increase (Decrease)	7,133	7,109	687	54
VIP - FundsManager 60%
Units Issued	12,587	11,661	716	47
Units Redeemed	(4,956)	(4,113)	(68)	(10)
Net Increase (Decrease)	7,631	7,548	648	37
VIP - FundsManager 70%
Units Issued	11,233	11,023	97	0
Units Redeemed	(7,220)	(8,783)	(60)	(4)
Net Increase (Decrease)	4,013	2,240	37	(4)
VIP - FundsManager 85%
Units Issued	5,540	6,213	94	29
Units Redeemed	(2,926)	(5,116)	(10)	(6)
Net Increase (Decrease)	2,614	1,097	84	23
VIP - Consumer Staples Investor Class
Units Issued	2,964	883	0	0
Units Redeemed	(951)	(665)	0	0
Net Increase (Decrease)	2,013	218	0	0
VIP - Materials Investor Class
Units Issued	2,994	3,270	0	0
Units Redeemed	(3,096)	(2,858)	0	0
Net Increase (Decrease)	(102)	412	0	0
VIP - Telecommunications Investor Class
Units Issued	840	464	0	0
Units Redeemed	(759)	(421)	0	0
Net Increase (Decrease)	81	43	0	0
VIP - Emerging Markets Investor Class
Units Issued	1,754	3,083	0	0
Units Redeemed	(2,262)	(3,459)	0	0
Net Increase (Decrease)	(508)	(376)	0	0
UIF - Emerging Markets Equity
Units Issued	1,071	2,920	0	0
Units Redeemed	(2,349)	(2,809)	0	0
Net Increase (Decrease)	(1,278)	111	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
UIF - Emerging Markets Debt
Units Issued	5,837	8,246	0	0
Units Redeemed	(3,737)	(3,824)	0	0
Net Increase (Decrease)	2,100	4,422	0	0
UIF - Global Tactical Asset Allocation (b)
Units Issued	389	1,336	0	0
Units Redeemed	(955)	(1,817)	0	0
Net Increase (Decrease)	(566)	(481)	0	0
Invesco - Van Kampen Global Value Equity (b)
Units Issued	586	1,212	0	0
Units Redeemed	(448)	(1,237)	0	0
Net Increase (Decrease)	138	(25)	0	0
Lazard - Retirement Emerging Markets
Units Issued	5,066	7,828	0	0
Units Redeemed	(5,522)	(4,321)	0	0
Net Increase (Decrease)	(456)	3,507	0	0
CST - International Equity Flex III
Units Issued	592	384	0	0
Units Redeemed	(1,084)	(305)	0	0
Net Increase (Decrease)	(492)	79	0	0
PVIT- Low Duration
Units Issued	25,408	40,282	0	0
Units Redeemed	(17,291)	(18,422)	0	0
Net Increase (Decrease)	8,117	21,860	0	0
PVIT- Real Return
Units Issued	21,468	20,637	0	0
Units Redeemed	(8,520)	(9,550)	0	0
Net Increase (Decrease)	12,948	11,087	0	0
PVIT- Total Return
Units Issued	24,970	43,360	0	0
Units Redeemed	(12,721)	(18,072)	0	0
Net Increase (Decrease)	12,249	25,288	0	0

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income
(in thousands)	2011	2010
VIP - Money Market Investor Class
Units Issued	1,100	833
Units Redeemed	(1,080)	(693)
Net Increase (Decrease)	20	140
VIP - Balanced Investor Class
Units Issued	1,164	1,292
Units Redeemed	(6,141)	(5,937)
Net Increase (Decrease)	(4,977)	(4,645)
VIP - Funds Manager 60%
Units Issued	426	271
Units Redeemed	(5,723)	(5,555)
Net Increase (Decrease)	(5,297)	(5,824)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2011	22,023	$21.58	$21.04	$ 474,198	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	23,343	$21.73	$21.23	$ 506,091	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	31,603	$21.86	$21.39	$ 689,659	0.80%	1.00%	0.79%	(0.08%)	(0.29%)
2008	56,273	$21.88	$21.46	$ 1,229,224	0.80%	1.00%	2.95%	2.19%	1.99%
2007	39,849	$21.41	$21.04	$ 852,298	0.80%	1.00%	5.09%	4.36%	4.15%
VIP - Money Market Investor Class
2011	73,170	$10.01	$9.69	$ 797,469	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	66,980	$10.00	$9.82	$ 733,485	0.10%	1.40%	0.15%	0.09%	(1.18%)
2009	81,811	$11.46	$9.94	$ 920,262	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	132,876	$11.41	$10.29	$ 1,513,016	0.25%	1.25%	2.92%	2.74%	1.70%
2007	103,716	$11.10	$10.12	$ 1,147,660	0.25%	1.25%	4.85%	4.89%	1.20%
VIP - High Income
2011	3,385	$39.76	$38.76	$ 133,678	0.80%	1.00%	6.46%	3.20%	2.99%
2010	3,919	$38.52	$37.63	$ 150,089	0.80%	1.00%	7.46%	12.91%	12.69%
2009	4,547	$34.12	$33.39	$ 154,309	0.80%	1.00%	8.15%	42.81%	42.52%
2008	4,637	$23.89	$23.43	$ 110,267	0.80%	1.00%	7.90%	(25.59%)	(25.74%)
2007	5,828	$32.11	$31.55	$ 186,401	0.80%	1.00%	7.36%	1.96%	1.75%
VIP - High Income Investor Class
2011	17,762	$10.95	$17.38	$ 237,550	0.10%	0.25%	6.86%	3.72%	3.56%
2010	15,573	$10.56	$16.78	$ 204,605	0.10%	0.25%	7.29%	5.59%	13.68%
2009	11,859	$14.76	$12.33	$ 150,023	0.25%	0.35%	9.61%	43.40%	43.29%
2008	8,134	$8.60	$8.60	$ 69,947	0.25%	0.25%	7.94%	(25.14%)	(25.14%)
2007	6,700	$11.49	$11.49	$ 76,967	0.25%	0.25%	8.85%	2.30%	2.30%
VIP - Equity-Income
2011	6,944	$58.29	$56.83	$ 403,287	0.80%	1.00%	2.41%	0.17%	(0.04%)
2010	7,978	$58.20	$56.85	$ 462,690	0.80%	1.00%	1.77%	14.23%	14.00%
2009	9,175	$50.95	$49.87	$ 466,105	0.80%	1.00%	2.25%	29.17%	28.91%
2008	10,803	$39.44	$38.69	$ 424,958	0.80%	1.00%	2.30%	(43.12%)	(43.23%)
2007	13,635	$69.34	$68.14	$ 943,119	0.80%	1.00%	1.64%	0.71%	0.51%
VIP - Equity-Income Investor Class
2011	11,968	$11.79	$17.56	$ 135,566	0.10%	0.25%	2.54%	0.79%	0.64%
2010	11,081	$11.70	$17.44	$ 124,725	0.10%	0.25%	1.76%	16.95%	14.67%
2009	11,764	$15.21	$9.21	$ 110,894	0.25%	0.35%	2.27%	29.77%	29.64%
2008	13,030	$7.10	$7.10	$ 92,452	0.25%	0.25%	2.34%	(42.85%)	(42.85%)
2007	15,010	$12.42	$12.42	$ 186,353	0.25%	0.25%	1.78%	1.13%	1.13%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2011	5,626	$62.39	$60.83	$ 350,138	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	6,390	$62.77	$61.32	$ 400,095	0.80%	1.00%	0.27%	23.18%	22.93%
2009	7,216	$50.96	$49.88	$ 366,926	0.80%	1.00%	0.43%	27.26%	27.00%
2008	8,479	$40.04	$39.27	$ 338,847	0.80%	1.00%	0.78%	(47.59%)	(47.70%)
2007	9,915	$76.40	$75.09	$ 756,185	0.80%	1.00%	0.86%	25.94%	25.69%
VIP - Growth Investor Class
2011	7,373	$12.23	$17.79	$ 89,083	0.10%	0.25%	0.29%	0.04%	(0.11%)
2010	6,687	$12.23	$17.81	$ 80,947	0.10%	0.25%	0.22%	22.30%	23.68%
2009	6,581	$14.40	$9.30	$ 62,467	0.25%	0.35%	0.32%	27.82%	27.69%
2008	9,026	$7.28	$7.28	$ 65,684	0.25%	0.25%	0.70%	(47.35%)	(47.35%)
2007	9,432	$13.82	$13.82	$ 130,363	0.25%	0.25%	0.62%	26.49%	26.49%
VIP - Overseas
2011	2,229	$30.76	$29.98	$ 68,423	0.80%	1.00%	1.33%	(17.83%)	(17.99%)
2010	2,551	$37.43	$36.56	$ 95,324	0.80%	1.00%	1.37%	12.21%	11.98%
2009	2,948	$33.36	$32.65	$ 98,170	0.80%	1.00%	2.08%	25.52%	25.26%
2008	3,588	$26.57	$26.06	$ 95,220	0.80%	1.00%	2.43%	(44.26%)	(44.37%)
2007	4,328	$47.67	$46.85	$ 206,041	0.80%	1.00%	3.27%	16.37%	16.13%
VIP - Overseas, Class R
2011	3,316	$11.56	$11.38	$ 38,254	0.80%	1.00%	1.30%	(17.81%)	(17.97%)
2010	4,019	$14.06	$13.88	$ 56,429	0.80%	1.00%	1.35%	12.17%	11.94%
2009	4,883	$12.54	$12.40	$ 61,129	0.80%	1.00%	2.16%	25.59%	25.34%
2008	5,700	$9.98	$9.89	$ 56,847	0.80%	1.00%	2.17%	(44.27%)	(44.38%)
2007	8,259	$17.91	$17.78	$ 147,801	0.80%	1.00%	3.38%	16.41%	16.18%
VIP - Overseas, Class R Investor Class
2011	9,748	$7.79	$13.63	$ 100,387	0.10%	0.25%	1.32%	(17.37%)	(17.49%)
2010	9,530	$11.85	$16.52	$ 119,350	0.10%	0.25%	1.35%	18.49%	12.72%
2009	9,648	$14.65	$10.76	$ 105,536	0.25%	0.35%	2.19%	26.10%	25.98%
2008	10,333	$8.53	$8.53	$ 88,190	0.25%	0.25%	2.36%	(44.01%)	(44.01%)
2007	11,592	$15.24	$15.24	$ 176,714	0.25%	0.25%	3.29%	16.91%	16.91%
VIP - Investment Grade Bond
2011	9,202	$38.05	$37.09	$ 348,146	0.80%	1.00%	3.26%	6.48%	6.26%
2010	10,414	$35.73	$34.91	$ 370,235	0.80%	1.00%	3.31%	6.94%	6.73%
2009	12,391	$33.41	$32.71	$ 412,167	0.80%	1.00%	8.71%	14.80%	14.57%
2008	12,725	$29.11	$28.55	$ 368,697	0.80%	1.00%	4.32%	(4.03%)	(4.22%)
2007	14,462	$30.33	$29.80	$ 436,813	0.80%	1.00%	4.40%	3.51%	3.30%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2011	34,292	$10.69	$13.80	$ 444,312	0.10%	0.25%	3.64%	7.14%	6.98%
2010	31,641	$9.97	$13.04	$ 387,545	0.10%	0.25%	3.33%	(0.26%)	7.45%
2009	31,688	$12.12	$12.01	$ 383,363	0.25%	0.35%	8.59%	15.46%	15.34%
2008	20,484	$10.50	$10.50	$ 215,079	0.25%	0.25%	3.77%	(3.52%)	(3.52%)
2007	15,945	$10.88	$10.88	$ 173,527	0.25%	0.25%	3.23%	4.01%	4.01%
VIP - Asset Manager
2011	6,766	$39.17	$38.18	$ 263,731	0.80%	1.00%	1.89%	(3.34%)	(3.53%)
2010	7,598	$40.52	$39.58	$ 306,579	0.80%	1.00%	1.67%	13.35%	13.12%
2009	8,488	$35.75	$34.99	$ 302,255	0.80%	1.00%	2.36%	28.08%	27.82%
2008	9,649	$27.91	$27.37	$ 268,386	0.80%	1.00%	2.47%	(29.29%)	(29.43%)
2007	11,194	$39.47	$38.79	$ 440,524	0.80%	1.00%	6.11%	14.57%	14.34%
VIP - Asset Manager Investor Class
2011	7,202	$10.78	$15.32	$ $90,737	0.10%	0.25%	1.99%	7.14%	(2.97%)
2010	6,591	$11.10	$15.79	$ 86,659	0.10%	0.25%	1.84%	10.95%	13.80%
2009	5,226	$14.57	$10.94	$ 61,481	0.25%	0.35%	2.61%	28.69%	28.56%
2008	5,243	$8.93	$8.93	$ 46,832	0.25%	0.25%	2.82%	(28.97%)	(28.97%)
2007	3,344	$12.58	$12.58	$ 42,052	0.25%	0.25%	6.19%	15.09%	15.09%
VIP - Index 500
2011	33,267	$11.81	$35.26	$ 631,447	0.10%	1.00%	1.94%	1.94%	1.02%
2010	33,221	$11.59	$34.90	$ 656,558	0.10%	1.00%	1.93%	15.86%	13.87%
2009	33,435	$30.65	$14.30	$ 607,531	0.25%	1.00%	2.54%	26.29%	25.34%
2008	35,594	$7.76	$24.45	$ 523,217	0.25%	1.00%	2.20%	(37.16%)	(37.63%)
2007	34,117	$12.36	$39.21	$ 884,464	0.25%	1.00%	3.56%	5.17%	4.38%
VIP - Asset Manager: Growth
2011	3,298	$23.96	$23.35	$ 78,604	0.80%	1.00%	1.56%	(6.92%)	(7.11%)
2010	3,724	$25.74	$25.14	$ 95,386	0.80%	1.00%	1.15%	15.41%	15.18%
2009	4,254	$22.30	$21.83	$ 94,469	0.80%	1.00%	1.55%	31.84%	31.58%
2008	4,890	$16.91	$16.59	$ 82,393	0.80%	1.00%	1.79%	(36.33%)	(36.46%)
2007	5,490	$26.56	$26.11	$ 145,388	0.80%	1.00%	4.24%	18.01%	17.77%
VIP - Asset Manager: Growth Investor Class
2011	2,688	$10.77	$15.79	$ 32,345	0.10%	0.25%	1.65%	(6.37%)	(6.51%)
2010	2,272	$11.50	$16.88	$ 29,732	0.10%	0.25%	1.18%	15.03%	15.88%
2009	2,068	$14.57	$10.94	$ 23,388	0.25%	0.35%	1.55%	32.35%	32.22%
2008	2,169	$8.27	$8.27	$ 17,930	0.25%	0.25%	2.26%	(36.01%)	(36.01%)
2007	1,127	$12.92	$12.92	$ 14,563	0.25%	0.25%	4.32%	18.48%	18.48%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2011	18,231	$44.59	$43.47	$ 810,642	0.80%	1.00%	0.97%	(3.30%)	(3.50%)
2010	20,741	$46.11	$45.04	$ 953,950	0.80%	1.00%	1.21%	16.28%	16.05%
2009	23,645	$39.65	$38.81	$ 935,474	0.80%	1.00%	1.39%	34.62%	34.35%
2008	26,628	$29.46	$28.89	$ 782,687	0.80%	1.00%	0.93%	(42.98%)	(43.09%)
2007	31,312	$51.65	$50.76	$ 1,614,334	0.80%	1.00%	0.89%	16.65%	16.41%
VIP - Contrafund Investor Class
2011	39,873	$11.49	$17.63	$ 500,602	0.10%	0.25%	0.96%	(2.71%)	(2.86%)
2010	38,064	$11.81	$18.15	$ 495,538	0.10%	0.25%	1.22%	18.09%	16.72%
2009	35,731	$15.55	$10.79	$ 395,725	0.25%	0.35%	1.41%	35.32%	35.19%
2008	35,197	$7.97	$7.97	$ 280,538	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	33,303	$13.92	$13.92	$ 463,608	0.25%	0.25%	1.01%	17.17%	17.17%
VIP - Balanced
2011	6,610	$18.87	$18.39	$ 123,829	0.80%	1.00%	1.55%	(4.38%)	(4.58%)
2010	7,501	$19.73	$19.28	$ 147,021	0.80%	1.00%	1.64%	17.13%	16.89%
2009	8,270	$16.85	$16.49	$ 138,476	0.80%	1.00%	1.91%	37.49%	37.21%
2008	9,106	$12.25	$12.02	$ 110,975	0.80%	1.00%	1.61%	(34.49%)	(34.62%)
2007	10,814	$18.70	$18.38	$ 201,326	0.80%	1.00%	3.29%	8.17%	7.95%
VIP - Balanced Investor Class
2011	106,462	$11.13	$17.25	$ 1,182,160	0.10%	1.40%	1.58%	(3.81%)	(5.06%)
2010	109,071	$11.57	$18.17	$ 1,261,094	0.10%	1.40%	1.40%	15.66%	16.34%
2009	111,851	$15.80	$8.94	$ 1,100,838	0.25%	1.40%	1.91%	38.10%	37.96%
2008	105,199	$8.30	$6.54	$ 716,148	0.25%	1.25%	2.44%	(34.16%)	(34.82%)
2007	32,409	$12.60	$10.03	$ 363,794	0.25%	1.25%	3.53%	8.62%	0.28%
VIP - Dynamic Capital Appreciation
2011	899	$14.31	$14.07	$ 12,831	0.80%	1.00%	0.23%	(3.46%)	(3.66%)
2010	1,187	$14.82	$14.60	$ 17,557	0.80%	1.00%	0.21%	17.46%	17.22%
2009	1,239	$12.62	$12.46	$ 15,613	0.80%	1.00%	0.25%	35.01%	34.74%
2008	1,578	$9.34	$9.25	$ 14,724	0.80%	1.00%	0.61%	(41.71%)	(41.82%)
2007	2,480	$16.03	$15.89	$ 39,718	0.80%	1.00%	0.30%	6.26%	6.04%
VIP - Dynamic Capital Appreciation Investor Class
2011	1,702	$11.39	$18.20	$ 21,200	0.10%	0.25%	0.19%	(2.74%)	(2.89%)
2010	1,763	$11.71	$18.74	$ 22,625	0.10%	0.25%	0.18%	17.14%	17.89%
2009	1,527	$15.90	$10.51	$ 16,512	0.25%	0.35%	0.18%	35.67%	35.53%
2008	1,711	$7.75	$7.75	$ 13,263	0.25%	0.25%	0.53%	(41.39%)	(41.39%)
2007	2,217	$13.22	$13.22	$ 29,314	0.25%	0.25%	0.29%	6.64%	6.64%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2011	5,404	$18.19	$17.74	$ 97,795	0.80%	1.00%	1.73%	0.80%	0.59%
2010	6,222	$18.05	$17.63	$ 111,769	0.80%	1.00%	0.69%	13.95%	13.72%
2009	7,299	$15.84	$15.50	$ 115,127	0.80%	1.00%	1.07%	26.19%	25.93%
2008	8,641	$12.55	$12.31	$ 108,042	0.80%	1.00%	1.15%	(42.17%)	(42.29%)
2007	9,669	$21.71	$21.33	$ 209,188	0.80%	1.00%	1.85%	11.22%	11.00%
VIP - Growth & Income Investor Class
2011	2,617	$12.02	$16.58	$ 31,198	0.10%	0.25%	1.80%	1.43%	1.28%
2010	2,266	$11.85	$16.38	$ 26,858	0.10%	0.25%	0.73%	18.49%	14.36%
2009	2,179	$14.32	$9.73	$ 21,719	0.25%	0.35%	1.07%	26.84%	26.72%
2008	2,497	$7.67	$7.67	$ 19,159	0.25%	0.25%	1.09%	(41.95%)	(41.95%)
2007	2,157	$13.22	$13.22	$ 28,518	0.25%	0.25%	1.80%	11.77%	11.77%
VIP - Growth Opportunities
2011	4,592	$13.31	$12.97	$ 60,853	0.80%	1.00%	0.17%	1.48%	1.28%
2010	4,664	$13.11	$12.81	$ 60,910	0.80%	1.00%	0.21%	22.75%	22.50%
2009	5,149	$10.68	$10.45	$ 54,816	0.80%	1.00%	0.50%	44.68%	44.39%
2008	4,849	$7.38	$7.24	$ 35,694	0.80%	1.00%	0.38%	(55.38%)	(55.47%)
2007	6,129	$16.55	$16.26	$ 101,147	0.80%	1.00%	-	22.19%	21.94%
VIP - Growth Opportunities Investor Class
2011	4,161	$12.45	$20.77	$ 50,498	0.10%	0.25%	0.12%	2.08%	1.93%
2010	2,907	$12.20	$20.37	$ 34,050	0.10%	0.25%	0.17%	21.97%	23.30%
2009	2,814	$16.52	$8.92	$ 25,849	0.25%	0.35%	0.56%	45.21%	45.06%
2008	1,056	$6.14	$6.14	$ 6,487	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	1,422	$13.70	$13.70	$ 19,479	0.25%	0.25%	-	22.72%	22.72%
VIP - Mid Cap
2011	14,739	$23.36	$22.82	$ 343,027	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	17,682	$26.34	$25.78	$ 464,251	0.80%	1.00%	0.37%	27.80%	27.55%
2009	18,880	$20.61	$20.21	$ 387,986	0.80%	1.00%	0.69%	38.97%	38.69%
2008	21,386	$14.83	$14.58	$ 316,322	0.80%	1.00%	0.44%	(39.93%)	(40.05%)
2007	27,031	$24.69	$24.31	$ 665,751	0.80%	1.00%	0.91%	14.70%	14.46%
VIP - Mid Cap Investor Class
2011	20,885	$10.36	$18.58	$ 270,193	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	20,912	$11.62	$20.85	$ 306,656	0.10%	0.25%	0.33%	16.16%	28.35%
2009	16,772	$16.25	$11.63	$ 199,392	0.25%	0.35%	0.65%	39.63%	39.49%
2008	16,196	$8.33	$8.33	$ 134,928	0.25%	0.25%	0.38%	(39.65%)	(39.65%)
2007	16,509	$13.80	$13.80	$ 227,889	0.25%	0.25%	0.75%	15.17%	15.17%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2011	3,181	$13.67	$13.45	$ 43,338	0.80%	1.00%	0.96%	(9.54%)	(9.72%)
2010	3,817	$15.11	$14.89	$ 57,532	0.80%	1.00%	0.51%	25.62%	25.37%
2009	4,139	$12.03	$11.88	$ 49,665	0.80%	1.00%	0.61%	56.33%	56.01%
2008	4,475	$7.70	$7.61	$ 34,365	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	6,661	$15.88	$15.75	$ 105,634	0.80%	1.00%	0.94%	4.88%	4.66%
VIP - Value Strategies Investor Class
2011	3,595	$11.04	$22.97	$ 41,124	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	3,681	$12.13	$25.29	$ 46,862	0.10%	0.25%	0.44%	21.28%	26.11%
2009	3,719	$20.05	$9.58	$ 36,723	0.25%	0.35%	0.58%	57.12%	56.96%
2008	3,164	$6.10	$6.10	$ 19,293	0.25%	0.25%	0.60%	(51.33%)	(51.33%)
2007	4,462	$12.53	$12.53	$ 55,898	0.25%	0.25%	0.77%	5.26%	5.26%
VIP - Utilities
2011	1,859	$14.39	$14.09	$ 26,682	0.80%	1.00%	2.29%	12.30%	12.07%
2010	1,494	$12.82	$12.58	$ 19,116	0.80%	1.00%	2.76%	10.31%	10.09%
2009	1,898	$11.62	$11.42	$ 22,008	0.80%	1.00%	3.05%	14.50%	14.26%
2008	2,822	$10.15	$10.00	$ 28,577	0.80%	1.00%	1.86%	(36.12%)	(36.25%)
2007	4,464	$15.89	$15.68	$ 70,793	0.80%	1.00%	1.57%	19.70%	19.45%
VIP - Utilities Investor Class
2011	3,112	$11.85	$14.86	$ 42,820	0.10%	0.25%	2.93%	13.00%	12.83%
2010	1,421	$10.49	$13.17	$ 17,799	0.10%	0.25%	3.06%	4.88%	10.69%
2009	1,265	$11.90	$11.67	$ 14,786	0.25%	0.35%	3.26%	14.95%	14.83%
2008	1,670	$10.16	$10.16	$ 16,955	0.25%	0.25%	1.95%	(35.81%)	(35.81%)
2007	2,092	$15.82	$15.82	$ 33,094	0.25%	0.25%	1.94%	20.23%	20.23%
VIP - Technology
2011	4,803	$13.37	$13.09	$ 64,087	0.80%	1.00%	-	(10.50%)	(10.68%)
2010	6,179	$14.94	$14.66	$ 92,109	0.80%	1.00%	-	26.73%	26.47%
2009	6,897	$11.79	$11.59	$ 81,160	0.80%	1.00%	0.18%	94.45%	94.06%
2008	3,817	$6.06	$5.97	$ 23,110	0.80%	1.00%	0.14%	(51.17%)	(51.26%)
2007	5,228	$12.41	$12.25	$ 64,826	0.80%	1.00%	-	14.43%	14.20%
VIP - Technology Investor Class
2011	5,008	$11.19	$26.12	$ 70,785	0.10%	0.25%	-	(10.01%)	(10.15%)
2010	5,246	$12.44	$29.07	$ 84,555	0.10%	0.25%	-	24.35%	27.24%
2009	4,367	$22.85	$12.80	$ 59,218	0.25%	0.35%	0.14%	95.44%	95.24%
2008	1,784	$6.55	$6.55	$ 11,682	0.25%	0.25%	0.06%	(50.97%)	(50.97%)
2007	2,357	$13.36	$13.36	$ 31,480	0.25%	0.25%	-	14.86%	14.86%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2011	4,927	$23.74	$23.25	$ 116,665	0.80%	1.00%	0.98%	(5.75%)	(5.94%)
2010	5,448	$25.19	$24.72	$ 136,935	0.80%	1.00%	0.59%	18.50%	18.26%
2009	6,591	$21.26	$20.90	$ 139,825	0.80%	1.00%	0.44%	46.84%	46.54%
2008	7,589	$14.48	$14.26	$ 109,664	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	10,071	$31.94	$31.53	$ 321,162	0.80%	1.00%	0.28%	44.80%	44.51%
VIP - Energy Investor Class
2011	6,916	$12.46	$18.64	$ 96,552	0.10%	0.25%	0.96%	(5.19%)	(5.33%)
2010	6,428	$13.14	$19.69	$ 95,287	0.10%	0.25%	0.54%	31.39%	18.96%
2009	6,606	$16.56	$12.43	$ 83,423	0.25%	0.35%	0.42%	47.42%	47.27%
2008	6,009	$8.43	$8.43	$ 50,657	0.25%	0.25%	0.02%	(54.43%)	(54.43%)
2007	6,380	$18.50	$18.50	$ 118,044	0.25%	0.25%	0.26%	45.51%	45.51%
VIP - Health Care
2011	3,043	$15.43	$15.11	$ 46,834	0.80%	1.00%	-	7.44%	7.23%
2010	2,289	$14.36	$14.09	$ 32,803	0.80%	1.00%	0.17%	16.41%	16.18%
2009	2,735	$12.34	$12.13	$ 33,678	0.80%	1.00%	0.31%	31.58%	31.32%
2008	3,706	$9.38	$9.24	$ 34,692	0.80%	1.00%	0.38%	(32.77%)	(32.90%)
2007	3,507	$13.95	$13.77	$ 48,860	0.80%	1.00%	0.54%	9.32%	9.10%
VIP - Health Care Investor Class
2011	4,588	$12.94	$19.07	$ 63,726	0.10%	0.25%	-	8.15%	7.99%
2010	2,177	$11.96	$17.66	$ 28,133	0.10%	0.25%	0.11%	19.65%	16.86%
2009	2,027	$15.11	$10.77	$ 22,319	0.25%	0.35%	0.24%	32.20%	32.06%
2008	2,492	$8.15	$8.15	$ 20,299	0.25%	0.25%	0.31%	(32.48%)	(32.48%)
2007	1,873	$12.06	$12.06	$ 22,595	0.25%	0.25%	0.35%	9.74%	9.74%
VIP - Financial Services
2011	1,594	$6.83	$6.69	$ 10,884	0.80%	1.00%	0.40%	(21.10%)	(21.26%)
2010	2,045	$8.66	$8.50	$ 17,678	0.80%	1.00%	0.20%	6.42%	6.21%
2009	2,206	$8.14	$8.00	$ 17,938	0.80%	1.00%	1.34%	26.28%	26.02%
2008	2,504	$6.45	$6.35	$ 16,123	0.80%	1.00%	2.22%	(50.48%)	(50.58%)
2007	1,642	$13.02	$12.85	$ 21,341	0.80%	1.00%	2.71%	(14.12%)	(14.30%)
VIP - Financial Services Investor Class
2011	1,781	$9.11	$14.37	$ 12,218	0.10%	0.25%	0.29%	(20.55%)	(20.66%)
2010	2,304	$11.47	$18.12	$ 19,588	0.10%	0.25%	0.17%	14.67%	6.90%
2009	2,202	$16.95	$6.75	$ 15,278	0.25%	0.35%	1.38%	26.98%	26.86%
2008	2,059	$5.31	$5.31	$ 10,941	0.25%	0.25%	2.51%	(50.30%)	(50.30%)
2007	891	$10.69	$10.69	$ 9,524	0.25%	0.25%	2.60%	(13.81%)	(13.81%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2011	1,512	$20.96	$20.53	$ 31,582	0.80%	1.00%	0.87%	(5.41%)	(5.60%)
2010	1,804	$22.16	$21.75	$ 39,862	0.80%	1.00%	0.66%	30.04%	29.78%
2009	1,755	$17.04	$16.76	$ 29,836	0.80%	1.00%	1.11%	39.10%	38.82%
2008	1,796	$12.25	$12.07	$ 21,961	0.80%	1.00%	1.05%	(40.32%)	(40.44%)
2007	1,978	$20.53	$20.27	$ 40,545	0.80%	1.00%	0.56%	17.34%	17.11%
VIP - Industrials Investor Class
2011	2,836	$11.61	$20.55	$ 40,592	0.10%	0.25%	0.81%	(4.79%)	(4.94%)
2010	2,934	$12.20	$21.62	$ 44,301	0.10%	0.25%	0.66%	21.97%	30.54%
2009	1,929	$16.56	$11.93	$ 23,350	0.25%	0.35%	1.04%	39.67%	39.48%
2008	1,810	$8.54	$8.54	$ 15,465	0.25%	0.25%	1.03%	(39.99%)	(39.99%)
2007	1,651	$14.24	$14.24	$ 23,514	0.25%	0.25%	0.69%	17.82%	17.82%
VIP - Consumer Discretionary
2011	531	$12.94	$12.67	$ 6,865	0.80%	1.00%	0.50%	(2.53%)	(2.73%)
2010	1,051	$13.28	$13.03	$ 13,914	0.80%	1.00%	0.27%	30.25%	29.98%
2009	350	$10.19	$10.02	$ 3,553	0.80%	1.00%	0.53%	37.21%	36.93%
2008	283	$7.43	$7.32	$ 2,099	0.80%	1.00%	0.58%	(34.63%)	(34.76%)
2007	275	$11.36	$11.22	$ 3,118	0.80%	1.00%	0.22%	(8.88%)	(9.06%)
VIP - Consumer Discretionary Investor Class
2011	1,069	$11.88	$21.71	$ 13,369	0.10%	0.25%	0.42%	(1.86%)	(2.00%)
2010	1,711	$12.10	$22.16	$ 22,490	0.10%	0.25%	0.18%	21.00%	30.74%
2009	398	$16.95	$9.37	$ 3,868	0.25%	0.35%	0.66%	37.83%	37.69%
2008	177	$6.80	$6.80	$ 1,200	0.25%	0.25%	0.44%	(34.26%)	(34.26%)
2007	198	$10.34	$10.34	$ 2,050	0.25%	0.25%	0.16%	(8.52%)	(8.52%)
VIP - Real Estate
2011	2,243	$20.91	$20.56	$ 46,797	0.80%	1.00%	1.05%	7.22%	7.01%
2010	2,569	$19.50	$19.21	$ 50,017	0.80%	1.00%	1.41%	29.38%	29.12%
2009	2,503	$15.07	$14.88	$ 37,673	0.80%	1.00%	2.86%	36.59%	36.32%
2008	2,721	$11.03	$10.92	$ 29,984	0.80%	1.00%	2.60%	(40.35%)	(40.47%)
2007	3,150	$18.50	$18.34	$ 58,211	0.80%	1.00%	0.91%	(18.39%)	(18.55%)
VIP - Real Estate Investor Class
2011	5,319	$11.72	$28.65	$ 74,345	0.10%	0.25%	1.10%	7.93%	7.76%
2010	4,354	$10.86	$26.59	$ 56,952	0.10%	0.25%	1.48%	8.58%	29.84%
2009	3,094	$20.48	$9.60	$ 31,467	0.25%	0.35%	3.02%	37.23%	37.09%
2008	3,006	$6.99	$6.99	$ 21,022	0.25%	0.25%	2.82%	(40.06%)	(40.06%)
2007	2,515	$11.67	$11.67	$ 29,336	0.25%	0.25%	1.21%	(18.04%)	(18.04%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2011	8,650	$16.19	$15.94	$ 139,754	0.80%	1.00%	4.15%	3.83%	3.62%
2010	8,964	$15.60	$15.39	$ 139,473	0.80%	1.00%	4.11%	8.76%	8.54%
2009	10,530	$14.34	$14.18	$ 150,729	0.80%	1.00%	4.92%	28.98%	28.72%
2008	8,049	$11.12	$11.01	$ 89,331	0.80%	1.00%	4.95%	(10.92%)	(11.10%)
2007	8,464	$12.48	$12.39	$ 105,500	0.80%	1.00%	4.48%	4.74%	4.52%
VIP - Strategic Income Investor Class
2011	54,717	$10.71	$15.64	$ 754,252	0.10%	0.25%	4.54%	4.45%	4.29%
2010	42,845	$10.25	$15.00	$ 580,146	0.10%	0.25%	4.64%	2.50%	9.28%
2009	32,809	$13.73	$13.27	$ 438,663	0.25%	0.35%	5.39%	29.74%	29.61%
2008	21,024	$10.22	$10.22	$ 214,969	0.25%	0.25%	5.21%	(10.56%)	(10.56%)
2007	18,325	$11.43	$11.43	$ 209,503	0.25%	0.25%	5.98%	5.28%	5.28%
VIP - Growth Strategies
2011	422	$10.75	$10.61	$ 4,524	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	564	$11.91	$11.78	$ 6,697	0.80%	1.00%	-	23.97%	23.72%
2009	469	$9.61	$9.52	$ 4,496	0.80%	1.00%	-	38.61%	38.33%
2008	590	$6.93	$6.88	$ 4,084	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	964	$13.64	$13.57	$ 13,141	0.80%	1.00%	-	16.58%	16.34%
VIP - Growth Strategies Investor Class
2011	589	$11.03	$18.45	$ 6,664	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	668	$12.14	$20.34	$ 8,333	0.10%	0.25%	-	21.40%	24.43%
2009	464	$16.34	$9.27	$ 4,413	0.25%	0.35%	-	39.42%	39.28%
2008	593	$6.65	$6.65	$ 3,945	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	700	$13.04	$13.04	$ 9,126	0.25%	0.25%	-	17.10%	17.10%
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
VIP - International Capital Appreciation, Class R
2011	948	$10.17	$10.03	$ 9,625	0.80%	1.00%	0.84%	(13.27%)	(13.44%)
2010	1,192	$11.72	$11.59	$ 13,958	0.80%	1.00%	1.07%	14.81%	14.58%
2009	1,497	$10.21	$10.12	$ 15,276	0.80%	1.00%	1.00%	54.52%	54.21%
2008	1,145	$6.61	$6.56	$ 7,560	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	2,168	$13.49	$13.42	$ 29,215	0.80%	1.00%	0.83%	4.32%	4.11%
VIP - International Capital Appreciation Investor Class
2011	2,160	$10.37	$19.92	$ 22,731	0.10%	0.25%	0.90%	(12.72%)	(12.85%)
2010	2,159	$11.88	$22.85	$ 26,163	0.10%	0.25%	1.14%	18.82%	15.32%
2009	2,447	$19.82	$9.83	$ 25,060	0.25%	0.35%	1.00%	55.22%	55.06%
2008	2,031	$6.33	$6.33	$ 12,865	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	2,681	$12.86	$12.86	$ 34,491	0.25%	0.25%	0.66%	4.80%	4.80%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2011	656	$8.92	$8.80	$ 5,837	0.80%	1.00%	1.24%	(8.73%)	(8.91%)
2010	950	$9.77	$9.66	$ 9,261	0.80%	1.00%	1.20%	9.16%	8.94%
2009	1,343	$8.95	$8.87	$ 12,005	0.80%	1.00%	1.52%	26.89%	26.63%
2008	2,542	$7.05	$7.00	$ 17,904	0.80%	1.00%	1.81%	(45.05%)	(45.16%)
2007	2,024	$12.84	$12.77	$ 25,966	0.80%	1.00%	1.08%	3.72%	3.51%
VIP - Value Leaders Investor Class
2011	1,237	$10.48	$15.20	$ 11,967	0.10%	0.25%	1.37%	(8.19%)	(8.33%)
2010	1,504	$11.41	$16.59	$ 15,574	0.10%	0.25%	1.15%	14.11%	9.73%
2009	1,975	$15.12	$8.76	$ 17,503	0.25%	0.35%	1.56%	27.40%	27.28%
2008	3,147	$6.88	$6.88	$ 21,639	0.25%	0.25%	1.67%	(44.81%)	(44.81%)
2007	2,912	$12.46	$12.46	$ 36,274	0.25%	0.25%	1.29%	4.22%	4.22%
VIP - Value
2011	1,260	$10.43	$10.29	$ 13,110	0.80%	1.00%	0.92%	(3.28%)	(3.48%)
2010	1,649	$10.78	$10.66	$ 17,724	0.80%	1.00%	1.34%	16.88%	16.64%
2009	1,740	$9.22	$9.14	$ 16,020	0.80%	1.00%	1.11%	41.52%	41.23%
2008	1,166	$6.52	$6.47	$ 7,595	0.80%	1.00%	0.93%	(46.97%)	(47.08%)
2007	1,392	$12.29	$12.23	$ 17,088	0.80%	1.00%	0.57%	1.27%	1.07%
VIP - Value Investor Class
2011	2,506	$11.36	$19.99	$ 28,158	0.10%	0.25%	0.90%	(2.69%)	(2.84%)
2010	3,046	$11.67	$20.58	$ 34,759	0.10%	0.25%	1.31%	16.72%	17.37%
2009	3,149	$17.53	$9.05	$ 29,562	0.25%	0.35%	0.97%	42.05%	41.91%
2008	2,420	$6.37	$6.37	$ 15,419	0.25%	0.25%	0.82%	(46.66%)	(46.66%)
2007	2,885	$11.95	$11.95	$ 34,465	0.25%	0.25%	0.57%	1.73%	1.73%
VIP - Growth Stock
2011	700	$12.13	$11.97	$ 8,485	0.80%	1.00%	-	0.01%	(0.19%)
2010	546	$12.13	$12.00	$ 6,619	0.80%	1.00%	-	19.09%	18.85%
2009	493	$10.19	$10.09	$ 5,017	0.80%	1.00%	0.43%	43.70%	43.41%
2008	441	$7.09	$7.04	$ 3,120	0.80%	1.00%	0.12%	(45.11%)	(45.23%)
2007	804	$12.91	$12.85	$ 10,372	0.80%	1.00%	-	21.68%	21.43%
VIP - Growth Stock Investor Class
2011	1,742	$12.04	$19.65	$ 22,177	0.10%	0.25%	-	0.57%	0.42%
2010	1,049	$11.97	$19.56	$ 13,485	0.10%	0.25%	-	19.73%	19.60%
2009	603	$16.36	$10.10	$ 6,440	0.25%	0.35%	0.45%	44.28%	44.14%
2008	437	$7.00	$7.00	$ 3,061	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	669	$12.69	$12.69	$ 8,494	0.25%	0.25%	-	22.15%	22.15%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2011	770	$12.45	$12.45	$ 9,591	0.80%	0.80%	1.75%	0.82%	0.82%
2010	764	$12.35	$12.35	$ 9,435	0.80%	0.80%	1.86%	6.63%	6.63%
2009	932	$11.58	$11.58	$ 10,795	0.80%	0.80%	4.15%	14.03%	14.03%
2008	711	$10.16	$10.16	$ 7,221	0.80%	0.80%	3.51%	(11.17%)	(11.17%)
2007	685	$11.44	$11.44	$ 7,833	0.80%	0.80%	3.71%	5.35%	5.35%
VIP - Freedom Income Investor Class
2011	2,276	$10.53	$13.03	$ 28,303	0.10%	0.25%	1.75%	1.44%	1.29%
2010	2,484	$10.38	$12.86	$ 30,246	0.10%	0.25%	1.97%	3.76%	7.16%
2009	1,999	$12.00	$11.69	$ 23,498	0.25%	0.35%	4.23%	14.57%	14.45%
2008	1,515	$10.20	$10.20	$ 15,455	0.25%	0.25%	3.22%	(10.77%)	(10.77%)
2007	1,644	$11.43	$11.43	$ 18,793	0.25%	0.25%	5.58%	5.81%	5.81%
VIP - Freedom 2005
2011	397	$12.43	$12.43	$ 4,940	0.80%	0.80%	1.85%	(0.62%)	(0.62%)
2010	421	$12.51	$12.51	$ 5,267	0.80%	0.80%	1.90%	10.45%	10.45%
2009	556	$11.33	$11.33	$ 6,295	0.80%	0.80%	4.01%	22.04%	22.04%
2008	584	$9.28	$9.28	$ 5,417	0.80%	0.80%	3.50%	(24.44%)	(24.44%)
2007	654	$12.28	$12.28	$ 8,036	0.80%	0.80%	3.26%	7.78%	7.78%
VIP - Freedom 2005 Investor Class
2011	673	$10.78	$14.80	$ 8,618	0.10%	0.25%	1.76%	(0.08%)	(0.23%)
2010	703	$10.79	$14.83	$ 8,992	0.10%	0.25%	1.92%	7.91%	11.06%
2009	711	$13.36	$11.27	$ 8,217	0.25%	0.35%	4.27%	22.40%	22.28%
2008	622	$9.21	$9.21	$ 5,734	0.25%	0.25%	3.01%	(24.10%)	(24.10%)
2007	608	$12.14	$12.14	$ 7,373	0.25%	0.25%	4.26%	8.28%	8.28%
VIP - Freedom 2010
2011	1,196	$12.55	$12.55	$ 15,014	0.80%	0.80%	1.95%	(0.99%)	(0.99%)
2010	1,365	$12.68	$12.68	$ 17,308	0.80%	0.80%	2.12%	12.05%	12.05%
2009	1,471	$11.31	$11.31	$ 16,644	0.80%	0.80%	3.99%	23.28%	23.28%
2008	1,681	$9.18	$9.18	$ 15,426	0.80%	0.80%	2.71%	(25.65%)	(25.65%)
2007	1,862	$12.34	$12.34	$ 22,972	0.80%	0.80%	2.74%	7.84%	7.84%
VIP - Freedom 2010 Investor Class
2011	3,649	$10.87	$15.19	$ 46,201	0.10%	0.25%	2.02%	(0.45%)	(0.60%)
2010	3,835	$10.91	$15.29	$ 49,257	0.10%	0.25%	2.20%	9.14%	12.52%
2009	3,802	$13.58	$11.25	$ 43,489	0.25%	0.35%	4.18%	23.78%	23.66%
2008	4,117	$9.09	$9.09	$ 37,407	0.25%	0.25%	2.97%	(25.17%)	(25.17%)
2007	4,313	$12.14	$12.14	$ 52,377	0.25%	0.25%	4.00%	8.36%	8.36%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2011	2,255	$12.68	$12.68	$ 28,585	0.80%	0.80%	1.99%	(1.15%)	(1.15%)
2010	2,369	$12.82	$12.82	$ 30,377	0.80%	0.80%	2.16%	12.18%	12.18%
2009	2,537	$11.43	$11.43	$ 29,000	0.80%	0.80%	3.93%	24.28%	24.28%
2008	2,351	$9.20	$9.20	$ 21,625	0.80%	0.80%	2.87%	(27.61%)	(27.61%)
2007	2,212	$12.71	$12.71	$ 28,100	0.80%	0.80%	3.05%	8.45%	8.45%
VIP - Freedom 2015 Investor Class
2011	4,778	$10.90	$15.42	$ 61,744	0.10%	0.25%	2.08%	(0.43%)	(0.58%)
2010	4,837	$10.94	$15.51	$ 62,259	0.10%	0.25%	2.29%	9.44%	12.70%
2009	4,771	$13.77	$11.30	$ 54,736	0.25%	0.35%	4.05%	24.94%	24.81%
2008	4,872	$9.05	$9.05	$ 44,069	0.25%	0.25%	3.04%	(27.30%)	(27.30%)
2007	4,476	$12.44	$12.44	$ 55,690	0.25%	0.25%	3.72%	8.99%	8.99%
VIP - Freedom 2020
2011	1,869	$12.43	$12.43	$ 23,240	0.80%	0.80%	2.08%	(1.82%)	(1.82%)
2010	1,967	$12.66	$12.66	$ 24,908	0.80%	0.80%	2.12%	13.57%	13.57%
2009	2,090	$11.15	$11.15	$ 23,309	0.80%	0.80%	3.56%	27.94%	27.94%
2008	2,003	$8.72	$8.72	$ 17,457	0.80%	0.80%	2.61%	(33.14%)	(33.14%)
2007	1,864	$13.04	$13.04	$ 24,299	0.80%	0.80%	2.34%	9.35%	9.35%
VIP - Freedom 2020 Investor Class
2011	7,320	$11.01	$16.19	$ 92,725	0.10%	0.25%	2.21%	(1.21%)	(1.36%)
2010	6,663	$11.14	$16.42	$ 85,916	0.10%	0.25%	2.25%	11.42%	14.10%
2009	6,396	$14.39	$10.97	$ 71,713	0.25%	0.35%	3.79%	28.43%	28.30%
2008	6,231	$8.54	$8.54	$ 53,246	0.25%	0.25%	2.78%	(32.80%)	(32.80%)
2007	5,410	$12.72	$12.72	$ 68,795	0.25%	0.25%	3.46%	9.92%	9.92%
VIP - Freedom 2025
2011	909	$12.42	$12.42	$ 11,282	0.80%	0.80%	1.91%	(2.89%)	(2.89%)
2010	1,039	$12.79	$12.79	$ 13,290	0.80%	0.80%	2.22%	14.86%	14.86%
2009	1,031	$11.13	$11.13	$ 11,474	0.80%	0.80%	3.70%	29.01%	29.01%
2008	959	$8.63	$8.63	$ 8,271	0.80%	0.80%	2.72%	(34.69%)	(34.69%)
2007	890	$13.21	$13.21	$ 11,761	0.80%	0.80%	2.68%	9.61%	9.61%
VIP - Freedom 2025 Investor Class
2011	3,774	$11.03	$16.44	$ 48,490	0.10%	0.25%	2.24%	(2.38%)	(2.53%)
2010	3,128	$11.30	$16.86	$ 41,723	0.10%	0.25%	2.26%	13.03%	15.43%
2009	2,732	$14.61	$10.91	$ 30,890	0.25%	0.35%	3.55%	29.63%	29.50%
2008	2,399	$8.42	$8.42	$ 20,188	0.25%	0.25%	2.91%	(34.38%)	(34.38%)
2007	2,040	$12.83	$12.83	$ 26,159	0.25%	0.25%	3.46%	10.11%	10.11%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2011	1,070	$12.06	$12.06	$ 12,903	0.80%	0.80%	2.05%	(3.37%)	(3.37%)
2010	1,076	$12.48	$12.48	$ 13,427	0.80%	0.80%	2.09%	15.15%	15.15%
2009	1,132	$10.84	$10.84	$ 12,275	0.80%	0.80%	2.43%	30.61%	30.61%
2008	1,245	$8.30	$8.30	$ 10,336	0.80%	0.80%	2.20%	(38.54%)	(38.54%)
2007	1,335	$13.51	$13.51	$ 18,031	0.80%	0.80%	2.27%	10.47%	10.47%
VIP - Freedom 2030 Investor Class
2011	3,797	$11.08	$16.79	$ 47,581	0.10%	0.25%	2.17%	(2.87%)	(3.02%)
2010	3,284	$11.41	$17.32	$ 42,626	0.10%	0.25%	2.21%	14.08%	15.75%
2009	2,920	$14.96	$10.58	$ 31,837	0.25%	0.35%	2.81%	31.24%	31.11%
2008	2,846	$8.06	$8.06	$ 22,948	0.25%	0.25%	2.97%	(38.28%)	(38.28%)
2007	2,181	$13.06	$13.06	$ 28,486	0.25%	0.25%	2.38%	11.00%	11.00%
VIP - Freedom Lifetime Income I
2011	692	$12.45	$12.45	$ 8,620	0.60%	0.60%	2.31%	(0.12%)	(0.12%)
2010	645	$12.46	$12.46	$ 8,041	0.60%	0.60%	2.40%	11.17%	11.17%
2009	583	$11.21	$11.21	$ 6,530	0.60%	0.60%	4.22%	22.02%	22.02%
2008	633	$9.19	$9.19	$ 5,816	0.60%	0.60%	3.49%	(23.15%)	(23.15%)
2007	714	$11.95	$11.95	$ 8,532	0.60%	0.60%	3.05%	7.50%	7.50%
VIP - Freedom Lifetime Income II
2011	1,287	$12.48	$12.48	$ 16,061	0.60%	0.60%	2.34%	(0.35%)	(0.35%)
2010	1,122	$12.52	$12.52	$ 14,047	0.60%	0.60%	2.21%	12.31%	12.31%
2009	1,221	$11.15	$11.15	$ 13,617	0.60%	0.60%	4.32%	25.68%	25.68%
2008	1,399	$8.87	$8.87	$ 12,412	0.60%	0.60%	2.94%	(28.93%)	(28.93%)
2007	1,658	$12.48	$12.48	$ 20,699	0.60%	0.60%	2.64%	9.01%	9.01%
VIP - Freedom Lifetime Income III
2011	568	$12.01	$12.01	$ 6,821	0.60%	0.60%	2.14%	(2.95%)	(2.95%)
2010	545	$12.37	$12.37	$ 6,741	0.60%	0.60%	2.07%	15.28%	15.28%
2009	618	$10.73	$10.73	$ 6,628	0.60%	0.60%	3.43%	29.56%	29.56%
2008	654	$8.28	$8.28	$ 5,416	0.60%	0.60%	2.53%	(35.64%)	(35.64%)
2007	758	$12.87	$12.87	$ 9,760	0.60%	0.60%	2.44%	10.21%	10.21%
VIP - Disciplined Small Cap
2011	1,923	$9.51	$9.40	$ 18,262	0.80%	1.00%	0.48%	(2.15%)	(2.35%)
2010	1,891	$9.72	$9.63	$ 18,362	0.80%	1.00%	0.38%	24.54%	24.29%
2009	1,584	$7.80	$7.75	$ 12,349	0.80%	1.00%	0.58%	21.30%	21.06%
2008	1,165	$6.43	$6.40	$ 7,483	0.80%	1.00%	1.08%	(34.31%)	(34.45%)
2007	958	$9.79	$9.76	$ 9,377	0.80%	1.00%	0.45%	(3.03%)	(3.23%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2011	4,347	$12.21	$18.12	$ 49,155	0.10%	0.25%	0.43%	(1.45%)	(1.59%)
2010	3,960	$12.39	$18.41	$ 45,481	0.10%	0.25%	0.39%	23.85%	25.04%
2009	2,832	$14.72	$7.93	$ 23,848	0.25%	0.35%	0.48%	21.79%	21.66%
2008	2,242	$6.51	$6.51	$ 14,603	0.25%	0.25%	0.77%	(34.00%)	(34.00%)
2007	1,875	$9.87	$9.87	$ 18,504	0.25%	0.25%	0.46%	(2.65%)	(2.65%)
VIP - FundsManager 20%
2011	39,623	$10.60	$11.67	$ 472,645	0.10%	1.00%	1.85%	2.20%	1.29%
2010	28,911	$10.37	$11.52	$ 341,711	0.10%	1.00%	1.81%	3.72%	6.39%
2009	21,329	$11.13	$10.83	$ 237,503	0.25%	1.00%	2.19%	10.04%	9.22%
2008	13,494	$10.12	$9.92	$ 135,995	0.25%	1.00%	3.39%	(8.47%)	(9.16%)
2007	9,370	$11.06	$10.92	$ 103,405	0.25%	1.00%	4.33%	5.75%	4.95%
VIP - FundsManager 50%
2011	57,896	$10.84	$11.01	$ 677,175	0.10%	1.00%	1.82%	(0.52%)	(1.41%)
2010	50,741	$10.90	$11.17	$ 602,036	0.10%	1.00%	1.77%	8.98%	10.77%
2009	43,615	$10.36	$10.08	$ 459,817	0.25%	1.00%	2.08%	18.68%	17.79%
2008	33,766	$8.73	$8.56	$ 293,413	0.25%	1.00%	2.69%	(22.77%)	(23.35%)
2007	28,535	$11.31	$11.17	$ 321,865	0.25%	1.00%	2.98%	6.82%	6.01%
VIP - FundsManager 60%
2011	108,577	$10.87	$14.46	$ 1,179,249	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	105,607	$11.11	$14.97	$ 1,186,470	0.10%	1.40%	1.33%	11.06%	12.03%
2009	102,209	$9.19	$8.88	$ 1,015,988	0.25%	1.40%	1.84%	22.17%	20.94%
2008	73,201	$7.52	$7.34	$ 538,687	0.25%	1.25%	2.65%	(27.11%)	(27.66%)
2007	10,126	$10.17	$10.16	$ 102,926	1.10%	1.25%	1.35%	(0.37%)	(0.42%) (g)
VIP - FundsManager 70%
2011	44,286	$10.94	$10.23	$ 494,536	0.10%	1.00%	1.61%	(3.00%)	(3.87%)
2010	41,225	$11.28	$10.64	$ 477,307	0.10%	1.00%	1.47%	12.82%	13.18%
2009	39,597	$9.66	$9.40	$ 393,728	0.25%	1.00%	1.75%	24.13%	23.20%
2008	36,449	$7.78	$7.63	$ 282,634	0.25%	1.00%	2.04%	(32.20%)	(32.71%)
2007	33,860	$11.48	$11.34	$ 387,737	0.25%	1.00%	2.15%	7.52%	6.71%
VIP - FundsManager 85%
2011	20,014	$10.92	$9.61	$ 209,791	0.10%	1.00%	1.23%	(5.39%)	(6.24%)
2010	17,973	$11.54	$10.25	$ 198,844	0.10%	1.00%	1.19%	15.37%	15.04%
2009	17,082	$9.16	$8.91	$ 159,438	0.25%	1.00%	1.53%	28.24%	27.28%
2008	14,682	$7.15	$7.00	$ 104,371	0.25%	1.00%	1.49%	(38.35%)	(38.82%)
2007	13,237	$11.59	$11.45	$ 152,960	0.25%	1.00%	1.49%	8.35%	7.53%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples
2011	989	$12.71	$12.59	$ 12,555	0.80%	1.00%	1.46%	7.32%	7.10%
2010	649	$11.84	$11.75	$ 7,687	0.80%	1.00%	1.42%	14.30%	14.07%
2009	774	$10.36	$10.30	$ 8,012	0.80%	1.00%	1.75%	19.77%	19.53%
2008	1,035	$8.65	$8.62	$ 8,951	0.80%	1.00%	1.71%	(21.98%)	(22.14%)
2007	431	$11.09	$11.07	$ 4,886	0.80%	1.00%	0.89%	10.87%	10.72% (f)
VIP - Consumer Staples Investor Class
2011	3,126	$12.09	$16.25	$ 40,835	0.10%	0.25%	1.77%	7.97%	7.80%
2010	1,113	$11.20	$15.07	$ 13,672	0.10%	0.25%	1.66%	11.99%	14.73%
2009	895	$13.14	$10.49	$ 9,534	0.25%	0.35%	1.53%	20.37%	20.25%
2008	1,421	$8.72	$8.72	$ 12,389	0.25%	0.25%	1.95%	(21.60%)	(21.60%)
2007	335	$11.12	$11.12	$ 3,726	0.25%	0.25%	0.85%	11.19%	11.19% (f)
VIP - Materials
2011	2,063	$12.28	$12.17	$ 25,309	0.80%	1.00%	1.29%	(8.94%)	(9.12%)
2010	3,231	$13.49	$13.39	$ 43,549	0.80%	1.00%	2.42%	27.52%	27.26%
2009	3,057	$10.58	$10.52	$ 32,312	0.80%	1.00%	1.21%	76.66%	76.31%
2008	1,547	$5.99	$5.97	$ 9,263	0.80%	1.00%	0.85%	(47.31%)	(47.42%)
2007	915	$11.36	$11.35	$ 10,416	0.80%	1.00%	1.09%	13.65%	13.49% (f)
VIP - Materials Investor Class
2011	3,475	$11.59	$25.44	$ 45,823	0.10%	0.25%	1.29%	(8.39%)	(8.53%)
2010	3,577	$12.65	$27.81	$ 51,289	0.10%	0.25%	2.11%	26.52%	28.05%
2009	3,165	$21.72	$10.71	$ 35,394	0.25%	0.35%	1.34%	77.57%	77.39%
2008	1,179	$6.03	$6.03	$ 7,106	0.25%	0.25%	0.70%	(47.11%)	(47.11%)
2007	643	$11.40	$11.40	$ 7,335	0.25%	0.25%	0.96%	14.00%	14.00% (f)
VIP - Telecommunications
2011	322	$8.58	$8.50	$ 2,767	0.80%	1.00%	1.18%	(2.78%)	(2.98%)
2010	363	$8.83	$8.76	$ 3,204	0.80%	1.00%	1.97%	16.60%	16.37%
2009	441	$7.57	$7.53	$ 3,342	0.80%	1.00%	1.71%	46.82%	46.53%
2008	147	$5.16	$5.14	$ 758	0.80%	1.00%	2.14%	(47.84%)	(47.94%)
2007	142	$9.89	$9.87	$ 1,403	0.80%	1.00%	0.31%	(1.12%)	(1.25%) (f)
VIP - Telecommunications Investor Class
2011	554	$11.19	$21.27	$ 5,543	0.10%	0.25%	1.48%	(2.13%)	(2.28%)
2010	473	$11.43	$21.78	$ 5,008	0.10%	0.25%	2.17%	14.32%	17.08%
2009	430	$18.60	$7.66	$ 3,418	0.25%	0.35%	1.92%	47.53%	47.38%
2008	186	$5.20	$5.20	$ 969	0.25%	0.25%	1.87%	(47.60%)	(47.60%)
2007	174	$9.91	$9.91	$ 1,727	0.25%	0.25%	0.39%	(0.85%)	(0.85%) (f)
VIP - Emerging Markets
2011	1,950	$7.08	$7.03	$ 13,797	0.80%	1.00%	0.81%	(21.72%)	(21.88%)
2010	3,177	$9.04	$9.00	$ 28,716	0.80%	1.00%	0.87%	17.06%	16.83%
2009	3,808	$7.73	$7.70	$ 29,412	0.80%	1.00%	0.54%	74.00%	73.65%
2008	605	$4.44	$4.43	$ 2,688	0.80%	1.00%	1.32%	(55.60%)	(55.66%) (e)
VIP - Emerging Markets Investor Class
2011	3,130	$9.18	$19.22	$ 27,571	0.10%	0.25%	0.90%	(21.13%)	(21.25%)
2010	3,638	$11.63	$24.41	$ 40,744	0.10%	0.25%	0.89%	16.34%	17.42%
2009	4,014	$20.79	$7.79	$ 36,688	0.25%	0.35%	0.62%	75.12%	74.95%
2008	594	$4.45	$4.45	$ 2,642	0.25%	0.25%	1.39%	(55.53%)	(55.53%) (e)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity
2011	7,360	$9.33	$22.93	$ 122,690	0.10%	1.00%	0.41%	(18.30%)	(19.03%)
2010	9,841	$11.41	$28.32	$ 203,011	0.10%	1.00%	0.60%	14.14%	17.84%
2009	10,757	$24.03	$11.49	$ 197,690	0.25%	1.00%	-	69.42%	68.15%
2008	10,846	$6.78	$14.29	$ 120,234	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	17,884	$15.68	$33.28	$ 464,356	0.25%	1.00%	0.42%	40.10%	39.04%
UIF - Emerging Markets Debt
2011	11,029	$10.57	$27.47	$ 166,236	0.10%	1.00%	3.56%	6.93%	5.97%
2010	9,201	$9.89	$25.92	$ 139,380	0.10%	1.00%	3.47%	(1.12%)	8.65%
2009	4,678	$23.86	$12.70	$ 77,861	0.25%	1.00%	7.38%	29.88%	28.91%
2008	2,909	$9.78	$18.51	$ 40,810	0.25%	1.00%	7.44%	(15.19%)	(15.83%)
2007	3,149	$11.53	$21.99	$ 53,610	0.25%	1.00%	7.26%	6.26%	5.46%
UIF - Global Tactical Asset Allocation (b)
2011	3,069	$10.86	$12.25	$ 34,614	0.10%	1.00%	1.30%	(3.77%)	(4.64%)
2010	4,141	$11.29	$12.85	$ 48,648	0.10%	1.00%	2.88%	12.87%	4.63%
2009	5,129	$12.28	$9.15	$ 55,782	0.25%	1.00%	3.08%	32.20%	31.20%
2008	5,895	$6.92	$9.36	$ 48,777	0.25%	1.00%	3.30%	(44.76%)	(45.18%)
2007	8,245	$12.53	$17.07	$ 126,122	0.25%	1.00%	1.51%	14.30%	13.44%
Invesco - Van Kampen Global Value Equity (b)
2011	1,938	$10.06	$12.49	$ 20,941	0.10%	1.00%	3.37%	(10.97%)	(11.78%)
2010	1,986	$11.30	$14.16	$ 24,894	0.10%	1.00%	1.91%	13.04%	9.84%
2009	2,213	$13.11	$8.17	$ 25,073	0.25%	1.00%	7.10%	15.70%	14.84%
2008	2,646	$7.06	$11.23	$ 26,133	0.25%	1.00%	2.62%	(40.30%)	(40.75%)
2007	3,569	$11.82	$18.95	$ 59,901	0.25%	1.00%	1.85%	6.37%	5.57%
OMIF - Growth II
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	1,252	$13.69	$13.45	$ 17,121	0.80%	1.00%	0.13%	22.44%	22.19%
OMIF - Small Cap
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	3,174	$25.12	$24.69	$ 79,472	0.80%	1.00%	-	5.78%	5.57%
OMIF - Select Value
2008	-	-	-	-	-	-	0.95%	(23.08%)	(23.23%)
2007	1,436	$21.57	$21.20	$ 30,856	0.80%	1.00%	1.17%	4.67%	4.46%
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	4,513	$12.13	$11.92	$ 54,718	0.80%	1.00%	-	32.26%	31.99%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Large Cap Growth
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	2,746	$21.00	$20.64	$ 57,589	0.80%	1.00%	-	22.71%	22.46%
WFAF - Advantage VT Discovery
2011	1,185	$21.52	$20.98	$ 25,412	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	1,361	$21.61	$21.11	$ 29,322	0.80%	1.00%	-	34.46%	34.19%
2009	1,614	$16.07	$15.73	$ 25,873	0.80%	1.00%	-	39.18%	38.90%
2008	1,893	$11.55	$11.32	$ 21,805	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	2,313	$20.92	$20.56	$ 48,278	0.80%	1.00%	-	21.34%	21.09%
WFAF - Advantage VT Opportunity
2011	780	$22.57	$22.01	$ 17,523	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	913	$24.08	$23.53	$ 21,916	0.80%	1.00%	0.76%	22.77%	22.52%
2009	1,078	$19.62	$19.20	$ 21,088	0.80%	1.00%	-	46.55%	46.26%
2008	1,267	$13.39	$13.13	$ 16,902	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	1,574	$22.53	$22.14	$ 35,369	0.80%	1.00%	0.59%	5.78%	5.56%
CST - U.S. Equity Flex I
2011	-	-	-	$ -	-	-	-	-	-
2010	1,192	$10.69	$10.44	$ 12,694	0.80%	1.00%	0.15%	13.54%	13.32%
2009	1,429	$9.41	$9.21	$ 13,407	0.80%	1.00%	1.13%	23.67%	23.42%
2008	1,762	$7.61	$7.46	$ 13,371	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	2,313	$11.73	$11.53	$ 27,071	0.80%	1.00%	-	(1.63%)	(1.83%)
CST - International Equity Flex I
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	1,792	$6.12	$9.68	$ 16,462	0.25%	1.00%	1.78%	(41.18%)	(41.63%)
2007	1,576	$16.88	$16.59	$ 26,556	0.80%	1.00%	1.03%	15.66%	15.42%
CST - International Equity Flex II
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	741	$7.29	$7.15	$ 5,390	0.80%	1.00%	1.71%	(47.18%)	(47.29%)
2007	1,091	$13.81	$13.57	$ 15,031	0.80%	1.00%	-	(4.73%)	(4.92%)
CST - International Equity Flex III
2011	-	-	-	$ -	-	-	-	-	-
2010	1,913	$11.58	$11.22	$ 21,562	0.10%	1.00%	0.09%	15.75%	11.11%
2009	2,174	$10.10	$10.10	$ 21,955	0.25%	1.00%	-	51.24%	50.10% (d)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets
2011	12,133	$9.40	$12.36	$ 151,788	0.10%	1.00%	2.26%	(17.87%)	(18.61%)
2010	14,464	$11.45	$15.19	$ 224,295	0.10%	1.00%	1.00%	14.45%	21.82%
2009	11,354	$20.22	$12.47	$ 146,840	0.25%	1.00%	4.26%	69.81%	68.53%
2008	7,385	$7.55	$7.40	$ 55,353	0.25%	1.00%	2.06%	(48.72%)	(49.11%)
2007	9,088	$14.72	$14.54	$ 133,122	0.25%	1.00%	2.08%	33.29%	32.29%
SAI - Mid Cap Value
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	419	$6.02	$6.00	$ 2,525	0.80%	1.00%	3.10%	(35.66%)	(35.79%)
2007	67	$9.36	$9.35	$ 630	0.80%	1.00%	0.67%	(6.35%)	(6.48%) (f)
SAI - Mid Cap Value Investor Class
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	351	$6.06	$6.06	$ 2,128	0.25%	0.25%	1.22%	(35.42%)	(35.42%)
2007	162	$9.39	$9.39	$ 1,522	0.25%	0.25%	0.73%	(6.10%)	(6.10%) (f)
SAI - Small Cap Blend
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	534	$5.59	$5.57	$ 2,986	0.80%	1.00%	0.79%	(38.91%)	(39.03%)
2007	100	$9.15	$9.14	$ 908	0.80%	1.00%	0.21%	(8.47%)	(8.60%) (f)
SAI - Small Cap Blend Investor Class
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	649	$5.63	$5.63	$ 3,654	0.25%	0.25%	0.18%	(38.69%)	(38.69%)
2007	297	$9.18	$9.18	$ 2,724	0.25%	0.25%	0.15%	(8.21%)	(8.21%) (f)
PVIT- Low Duration
2011	46,534	$10.18	$10.57	$ 491,312	0.10%	1.00%	1.67%	1.01%	0.10%
2010	37,694	$10.08	$10.56	$ 395,385	0.10%	1.00%	1.55%	0.80%	4.24%
2009	13,286	$10.15	$10.14	$ 134,906	0.25%	1.00%	0.58%	1.12%	1.09% (c)
PVIT- Real Return
2011	33,712	$11.17	$12.16	$ 403,892	0.10%	1.00%	4.87%	11.55%	10.55%
2010	18,731	$10.01	$11.00	$ 202,358	0.10%	1.00%	1.32%	0.10%	7.02%
2009	6,790	$10.29	$10.27	$ 69,878	0.25%	1.00%	0.97%	2.05%	2.02% (c)
PVIT- Total Return
2011	55,249	$10.34	$11.10	$ 607,713	0.10%	1.00%	1.06%	3.50%	2.57%
2010	42,542	$9.99	$10.82	$ 455,439	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	15,137	$10.13	$10.11	$ 153,343	0.25%	1.00%	0.44%	0.65%	0.62% (c)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

7. Subsequent Events

The Account has evaluated subsequent events from the Balance Sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2012

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0212
1.540223.114

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2011.

Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2011.

Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended Decem ber 31, 2011 and 2010.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Ac count I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2011 and 2010.

Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010 and 2009.

Consolidated Statements of Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010 and 2009.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended De cember 31, 2011, 2010 and 2009.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule. (Note 1)

(4) (a) Specimen Variable Annuity Contract. (Note 1)

(b) Specimen Variable Annuity Contract for Use with Sponsored Arrangements. (Note 1)

(c) Endorsement for Qualified Contracts. (Note 1)

(5) (a) Application for Variable Annuity Contract. (Note 1)

(b) Application for Variable Annuity Contract for Use with Sponsored Arrangements. (Note 1)

(6) (a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended By-laws of Fidelity Investments Life. (Note 1)

(7) Form of Reinsurance Agreement - Not Applicable.

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea, filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 3)

(f) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 3)

(g) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

(h) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(i) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited. (Note 5)

(j) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Distributor") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 6)

(k) Form of Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 7)

(15) Powers of Attorney

(a) Power of Attorney for William R. Ebsworth (Note 8)

(b) Power of Attorney for Kathleen A. Murphy (Note 8)

(c) Power of Attorney for Rodney R. Rohda (Note 8)

(d) Power of Attorney for Roger T. Servison (Note 8)

(e) Power of Attorney for Jon J. Skillman (Note 8)

(f) Power of Attorney for G. Michael Slovak (Note 8)

(g) Power of Attorney for Miles Mei (Note 8)
(h) Power of Attorney for Jeffrey K. Cimini (Note 9)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 12 to this Registration Statement filed electronically on August 29, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed electronically on April 29, 1998.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed on January 25, 1999.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed on April 24, 2001.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 26 to this Registration Statement filed electronically on April 27, 2006.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

(Note 9) Incorporated by reference from Post-Effective Amendment No. 31 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 28, 2010.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

JEFFREY K. CIMINI, Director and President
WILLIAM R. EBSWORTH, Director
KATHLEEN M. GRAVELINE, Director
PETER G. JOHANNSEN, Director
MALCOLM MACKAY, Director
KATHLEEN A. MURPHY, Director
RODNEY R. ROHDA, Director
ROGER T. SERVISON, Director
JON J. SKILLMAN, Director
G. MICHAEL SLOVAK, Director
FLOYD L. SMITH, Director

Executive Officers Who Are Not Directors

William J. Johnson Jr.	Executive Vice President, Investment Product Development and Risk Management and Actuary
David A. Golino	Senior Vice President and Chief Financial Officer
Robert J. Cummings	Senior Vice President, Client Services and Sales
Brett Wollam	Senior Vice President, Marketing
Ed Cady	Vice President, Systems and Technology
Miles Mei	Treasurer
Maryann P. Crews	Illustration Actuary
Earl F. Martin	Appointed Actuary
Felicia F. Tierney	Vice President, Human Resources
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer
Edward M. Shea	Vice President, Senior Legal Counsel and Secretary
Jeffrey C. Wall	Assistant Vice President - Operations

The principal business address for each of the persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts, 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2012 there were 1,287 Qualified Contracts and 59,748 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	\\\\\\\\\\\\\\\\\\\\\\\	Director, Chief Executive Officer and President
	Michael Durbin		Director
	Jeffrey Lagarce		Director
	Kathleen Murphy		Director
	Richard Lyons		Chief Financial Officer and Senior Vice President
	Jim Smith		Senior Vice President, Real Estate
	Donald St. Peter		Vice President, Real Estate
	Tami R. Rash		Treasurer
	Charles M. Morgan		Assistant Treasurer
	Norman Ashkenas		Chief Compliance Officer
	David Forman		Secretary and Chief Legal Officer
	Peter D. Stahl		Assistant Secretary
	Susan Sturdy		Assistant Secretary

(c) $0.00

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April, 2012.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Edward M. Shea
	Jeffrey K. Cimini		Edward M. Shea
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2012.

Signature	Title
/s/ *		)
Jeffrey K. Cimini	President and Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		) By:	/s/ Edward M. Shea
William R. Ebsworth	Director	)	Edward M. Shea
		)	(Attorney-in-Fact)*
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
G. Michael Slovak	Director	)